UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5002

DWS Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)

Common Stocks 56.9%
Consumer Discretionary 4.7%
Auto Components 0.4%
Aisin Seiki Co., Ltd.	100	2,441
ArvinMeritor, Inc.	5,800	75,632
Autoliv, Inc.	2,500	84,375
Bridgestone Corp.	300	5,626
Compagnie Generale des Etablissements Michelin "B"	105	6,889
Continental AG	94	7,719
Denso Corp.	200	4,912
Fuel Systems Solutions, Inc.*	2,000	68,900
GKN PLC	897	3,155
Goodyear Tire & Rubber Co.*	22,000	336,820
Lear Corp.*	9,000	94,500
Magna International, Inc. "A"	400	20,552
Nokian Renkaat Oyj	7,092	172,372
Rieter Holding AG (Registered)	16	4,861
Stoneridge, Inc.*	10,400	117,000
Toyota Industries Corp.	100	2,528
WABCO Holdings, Inc.	11,600	412,264

		1,420,546
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	82	3,198
Daimler AG (Registered)	552	27,898
Fiat SpA	4,806	64,035
Harley-Davidson, Inc.	6,760	252,148
Honda Motor Co., Ltd.	700	20,790
Isuzu Motors Ltd.	1,000	2,763
Mazda Motor Corp.	1,000	4,051
Mitsubishi Motors Corp.*	2,000	3,354
Nissan Motor Co., Ltd.	900	6,038
PSA Peugeot Citroen	112	4,253
Renault SA	129	8,336
Suzuki Motor Corp.	11,400	211,692
Toyota Motor Corp.	1,200	50,949
Volkswagen AG	93	36,586

		696,091
Distributors 0.1%
Genuine Parts Co.	13,552	544,926
Li & Fung Ltd.	18,000	43,961

		588,887
Diversified Consumer Services 0.0%
thinkorswim Group, Inc.*	8,000	66,640
Hotels Restaurants & Leisure 0.9%
Accor SA	151	8,109

Buffalo Wild Wings, Inc.*	3,600	144,864
California Pizza Kitchen, Inc.*	1,900	24,453
Carnival Corp. (Unit)	5,400	190,890
Carnival PLC	148	4,436
CEC Entertainment, Inc.*	5,200	172,640
CKE Restaurants, Inc.	4,300	45,580
Compass Group PLC	2,000	12,453
Crown Ltd.	4,884	33,768
Darden Restaurants, Inc.	7,100	203,273
Enterprise Inns PLC	482	1,550
InterContinental Hotel Group PLC	251	3,106
Ladbrokes PLC	788	2,663
Lottomatica SpA	307	8,013
McDonald's Corp.	31,400	1,937,380
P.F. Chang's China Bistro, Inc.*	6,800	160,072
Panera Bread Co. "A"*	6,100	310,490
Shangri-La Asia Ltd.	8,000	11,479
Sodexo	85	5,037
TABCORP Holding Ltd.	5,363	34,540
Tatts Group Ltd.	9,003	16,978
Town Sports International Holdings, Inc.*	13,300	81,130
TUI AG	155	2,579
Whitbread PLC	229	4,350
WMS Industries, Inc.*	6,900	210,933

		3,630,766
Household Durables 0.2%
CSS Industries, Inc.	2,400	61,776
Electrolux AB "B"	800	9,477
Hooker Furniture Corp.	500	8,875
Husqvarna AB "B"	900	6,791
Libbey, Inc.	4,200	35,742
Matsushita Electric Industrial Co., Ltd.	10,000	173,551
NVR, Inc.*	200	114,400
Persimmon PLC	272	1,958
Ryland Group, Inc.	4,200	111,384
Sony Corp.	400	12,370
Taylor Wimpey PLC	1,128	721
Tupperware Brands Corp.	5,900	163,017

		700,062
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	1,100	80,036
Home Retail Group PLC	703	2,992
Netflix, Inc.*	5,000	154,400
Stamps.com, Inc.*	1,100	12,837

		250,265
Leisure Equipment & Products 0.0%
Hasbro, Inc.	1,900	65,968
Media 1.1%
British Sky Broadcasting Group PLC	1,232	9,162
CBS Corp. "B"	32,900	479,682
Comcast Corp. "A"	46,500	912,795
DISH Network Corp. "A"*	13,500	283,500
Fairfax Media Ltd.	13,871	29,693
Gannett Co., Inc.	25,621	433,251

Gestevision Telecinco SA	345	3,555
Global Sources Ltd.*	8,280	83,380
ITV PLC	3,194	2,392
Lagardere SCA	107	4,835
Liberty Global, Inc. "A"*	7,300	221,190
Live Nation, Inc.*	9,100	148,057
Mediacom Communications Corp. "A"*	18,200	107,744
Mediaset SpA	4,120	26,101
Modern Times Group MTG AB "B"	175	6,323
Morningstar, Inc.*	3,700	205,239
Omnicom Group, Inc.	4,920	189,715
Pearson PLC	647	6,992
Publicis Groupe	132	4,155
Reed Elsevier NV	3,446	51,369
Reed Elsevier PLC	1,232	12,213
Seat Pagine Gialle SpA*	18,242	1,778
SES "A" (FDR)	184	3,819
Shaw Communications, Inc. "B"	1,600	32,383
Singapore Press Holdings Ltd.	91,000	253,376
The DIRECTV Group, Inc.*	25,400	664,718
Thomson Reuters Corp.	1,600	43,494
Thomson Reuters PLC	285	6,361
United Business Media Ltd.	388	3,414
Vivendi	790	24,721
Walt Disney Co.	7,100	217,899
Wolters Kluwer NV	1,709	34,836
WPP Group PLC	846	6,866
Yellow Pages Income Fund (Unit)	400	3,740

		4,518,748
Multiline Retail 0.4%
Canadian Tire Corp., Ltd. "A"	400	18,417
Kohl's Corp.*	12,580	579,686
Macy's, Inc.	27,800	499,844
Marks & Spencer Group PLC	1,148	4,153
Next PLC	169	3,099
PPR	57	5,119
Target Corp.	8,700	426,735

		1,537,053
Specialty Retail 0.9%
America's Car-Mart, Inc.*	4,500	83,655
Best Buy Co., Inc.	12,500	468,750
Children's Place Retail Stores, Inc.*	3,700	123,395
Esprit Holdings Ltd.	8,400	51,609
GameStop Corp. "A"*	8,200	280,522
Hennes & Mauritz AB "B"	1,525	62,065
Hot Topic, Inc.*	10,400	68,744
Industria de Diseno Textil SA	2,564	109,379
Jo-Ann Stores, Inc.*	5,000	104,900
Kingfisher PLC	1,961	4,650
New York & Co., Inc.*	9,800	93,492
RadioShack Corp.	29,300	506,304
Rent-A-Center, Inc.*	8,200	182,696
Stage Stores, Inc.	4,800	65,568
Staples, Inc.	22,310	501,975
Systemax, Inc.	7,000	98,420

The Buckle, Inc.	3,500	194,390
The Gap, Inc.	2,200	39,116
Tiffany & Co.	7,300	259,296
TJX Companies, Inc.	9,400	286,888
Yamada Denki Co., Ltd.	50	3,791

		3,589,605
Textiles, Apparel & Luxury Goods 0.4%
Adidas AG	129	6,928
Billabong International Ltd.	204	2,232
Burberry Group PLC	424	2,971
Compagnie Financiere Richemont SA "A" (Unit)	1,563	69,419
Fossil, Inc.*	6,100	172,203
G-III Apparel Group Ltd.*	6,000	112,260
Gildan Activewear, Inc.*	600	13,333
Hermes International	54	8,829
Jones Apparel Group, Inc.	1,900	35,169
Luxottica Group SpA	492	11,247
LVMH Moet Hennessy Louis Vuitton SA	165	14,569
NIKE, Inc. "B"	5,000	334,500
Quiksilver, Inc.*	17,000	97,580
Steven Madden Ltd.*	1,400	34,692
Swatch Group AG (Bearer)	96	17,770
Swatch Group AG (Registered)	162	5,356
The Warnaco Group, Inc.*	3,800	172,102
Timberland Co. "A"*	3,500	60,795
True Religion Apparel, Inc.*	4,700	121,495
UniFirst Corp.	2,800	120,652

		1,414,102
Consumer Staples 5.5%
Beverages 1.0%
Asahi Breweries Ltd.	800	13,997
Carlsberg AS "B"	5,825	445,321
Coca-Cola Amatil Ltd.	1,393	9,266
Diageo PLC	28,417	477,671
Dr. Pepper Snapple Group, Inc.*	19,739	522,689
Foster's Group Ltd.	4,320	18,877
Heineken NV	577	23,252
InBev NV	3,961	233,821
Kirin Holdings Co., Ltd.	1,000	13,150
Pepsi Bottling Group, Inc.	21,400	624,238
PepsiCo., Inc.	19,760	1,408,295
Pernod Ricard SA	266	23,386
SABMiller PLC	698	13,634

		3,827,597
Food & Staples Retailing 1.5%
AEON Co., Ltd.	1,200	12,191
BJ's Wholesale Club, Inc.*	12,400	481,864
Carrefour SA	847	39,975
Casino Guichard-Perrachon SA	82	7,352
Colruyt SA	81	20,219
CVS Caremark Corp.	24,658	829,988
Delhaize Group	449	26,165
George Weston Ltd.	400	19,341
J Sainsbury PLC	1,318	8,266

Kesko Oyj "B"	133	3,411
Koninklijke Ahold NV	2,426	27,992
Kroger Co.	20,000	549,600
Lawson, Inc.	100	4,634
Loblaw Companies Ltd.	800	22,326
Metro AG	770	38,565
Metro, Inc. "A"	500	14,508
Nash Finch Co.	700	30,184
Pantry, Inc.*	4,100	86,879
Seven & I Holdings Co., Ltd.	1,400	40,295
Shoppers Drug Mart Corp.	6,900	332,925
Sysco Corp.	23,400	721,422
Tesco PLC	5,893	40,983
Wal-Mart Stores, Inc.	32,500	1,946,425
Walgreen Co.	11,610	359,446
Wesfarmers Ltd.	1,325	30,181
Wesfarmers Ltd. (PPS)	167	3,768
William Morrison Supermarkets PLC	1,655	7,682
Woolworths Ltd.	2,545	55,036

		5,761,623
Food Products 1.3%
Ajinomoto Co., Inc.	1,000	9,490
Aryzta AG*	77	3,003
Bunge Ltd.	6,700	423,306
Cadbury PLC	1,029	10,362
Cal-Maine Foods, Inc.	4,000	109,760
Chaoda Modern Agriculture (Holdings) Ltd.	70,000	58,730
Danisco AS	650	36,673
Darling International, Inc.*	14,200	157,762
Dean Foods Co.*	18,860	440,570
Flowers Foods, Inc.	7,900	231,944
General Mills, Inc.	9,656	663,560
Golden Agri-Resources Ltd.	7,000	1,572
Groupe DANONE	6,252	440,371
H.J. Heinz Co.	2,000	99,940
Imperial Sugar Co.	5,700	77,178
Kellogg Co.	8,710	488,631
Kerry Group PLC "A" (b)	2,393	70,196
Kerry Group PLC "A" (b)	1,500	43,950
Kraft Foods, Inc. "A"	20,686	677,466
Nestle SA (Registered)	15,104	653,279
Nissin Food Products Co., Ltd.	100	3,559
Omega Protein Corp.*	600	7,056
Parmalat SpA	2,981	7,080
Saputo, Inc.	1,000	23,726
Tate & Lyle PLC	461	3,162
Tyson Foods, Inc. "A"	27,200	324,768
Unilever NV (CVA)	3,277	92,578
Unilever PLC	966	26,223
Wilmar International Ltd.	1,000	1,781
Yakult Honsha Co., Ltd.	200	6,151

		5,193,827
Household Products 0.8%
Colgate-Palmolive Co.	17,570	1,323,900
Henkel AG & Co. KGaA	557	17,244

Kao Corp.	1,000	26,790
Procter & Gamble Co.	22,390	1,560,359
Reckitt Benckiser Group PLC	343	16,607
Unicharm Corp.	100	7,671

		2,952,571
Personal Products 0.0%
American Oriental Bioengineering, Inc.*	3,200	20,768
Beiersdorf AG	570	36,483
Herbalife Ltd.	700	27,664
L'Oreal SA	362	35,747
Nu Skin Enterprises, Inc. "A"	2,500	40,550
Shiseido Co., Ltd.	1,000	22,398

		183,610
Tobacco 0.9%
Altria Group, Inc.	34,798	690,392
British American Tobacco PLC	1,123	36,694
Imperial Tobacco Group PLC	8,730	280,488
Japan Tobacco, Inc.	107	402,839
Philip Morris International, Inc.	39,338	1,892,158
Reynolds American, Inc.	5,082	247,087
Swedish Match AB	8,600	149,860

		3,699,518
Energy 8.4%
Energy Equipment & Services 2.0%
Acergy SA	350	3,517
Aker Solutions ASA	700	11,219
AMEC PLC	22,461	254,970
Baker Hughes, Inc.	10,350	626,589
Compagnie Generale de Geophysique-Veritas*	89	2,802
ENGlobal Corp.*	6,500	86,255
ENSCO International, Inc.	9,918	571,574
Fugro NV (CVA)	805	47,584
Halliburton Co.	43,574	1,411,362
Noble Corp.	24,760	1,086,964
Petroleum Geo-Services ASA*	700	9,291
Prosafe Production Public Ltd.*	300	731
ProSafe SE	300	1,622
RPC, Inc.	7,800	109,668
Saipem SpA	7,731	228,728
SBM Offshore NV	1,953	42,052
Schlumberger Ltd.	15,160	1,183,844
Seadrill Ltd.	400	8,221
Technip SA	75	4,213
Transocean, Inc.*	14,202	1,559,948
Trico Marine Services, Inc.*	4,800	81,984
Weatherford International Ltd.*	13,781	346,454
WorleyParsons Ltd.	268	6,626

		7,686,218
Oil, Gas & Consumable Fuels 6.4%
ATP Oil & Gas Corp.*	5,800	103,298
Berry Petroleum Co. "A"	4,300	166,539
BG Group PLC	14,544	263,523
Bill Barrett Corp.*	3,600	115,596
BP PLC	5,158	42,939

Callon Petroleum Co.*	7,400	133,422
Cameco Corp. (b)	17,036	380,073
Cameco Corp. (b)	100	2,167
Canadian Natural Resources Ltd.	200	13,719
Canadian Oil Sands Trust (Unit)	100	3,642
Chevron Corp.	20,697	1,707,089
Cimarex Energy Co.	11,600	567,356
Clayton Williams Energy, Inc.*	1,700	119,901
CNOOC Ltd.	140,200	160,884
ConocoPhillips	30,866	2,260,935
Devon Energy Corp.	20,479	1,867,685
Enbridge, Inc.	100	3,700
EnCana Corp.	200	12,771
Encore Acquisition Co.*	15,000	626,700
Eni SpA	2,945	77,734
EOG Resources, Inc.	6,520	583,279
ExxonMobil Corp.	22,700	1,762,882
Frontline Ltd.	9,800	471,086
Gazprom (ADR)	9,700	311,716
Hess Corp.	13,228	1,085,754
Husky Energy, Inc.	100	4,153
Imperial Oil Ltd.	100	4,283
INPEX Holdings, Inc.	3	25,983
James River Coal Co.*	300	6,597
Knightsbridge Tankers Ltd.	2,500	66,175
Marathon Oil Corp.	35,566	1,418,016
Mariner Energy, Inc.*	18,000	369,000
McMoRan Exploration Co.*	6,300	148,932
Mongolia Energy Corp., Ltd.*	11,000	5,862
Murphy Oil Corp.	8,800	564,432
Neste Oil Oyj	113	2,364
Nexen, Inc. (b)	200	4,642
Nexen, Inc. (b)	18,883	438,652
Nippon Mining Holdings, Inc.	3,500	14,220
Nippon Oil Corp.	5,000	25,278
Noble Energy, Inc.	27,580	1,533,172
Occidental Petroleum Corp.	22,592	1,591,606
OMV AG	1,813	76,069
Origin Energy Ltd.	1,638	20,969
Paladin Energy Ltd.*	597	1,890
Parallel Petroleum Corp.*	2,900	27,318
Petro-Canada	200	6,653
Petroleo Brasileiro SA (ADR)	6,000	263,700
PetroQuest Energy, Inc.*	8,600	132,010
Plains Exploration & Production Co.*	10,300	362,148
Repsol YPF SA	7,032	207,738
Rosetta Resources, Inc.*	8,500	156,060
Royal Dutch Shell PLC "A"	756	21,838
Royal Dutch Shell PLC "B"	877	24,880
Santos Ltd.	1,160	18,021
StatoilHydro ASA	17,100	407,649
Suncor Energy, Inc. (b)	3,600	148,837
Suncor Energy, Inc. (b)	22,969	967,914
Swift Energy Co.*	4,300	166,367
Talisman Energy, Inc. (b)	500	7,057

Talisman Energy, Inc. (b)	32,240	458,453
TonenGeneral Sekiyu KK	1,000	8,200
Total SA	7,017	423,342
TXCO Resources, Inc.*	7,000	70,280
VAALCO Energy, Inc.*	2,200	15,048
W&T Offshore, Inc.	13,600	371,144
Walter Industries, Inc.	5,300	251,485
Williams Companies, Inc.	27,300	645,645
Woodside Petroleum Ltd.	1,100	45,214
XTO Energy, Inc.	14,720	684,774

		25,058,460
Financials 7.9%
Capital Markets 1.0%
Ameriprise Financial, Inc.	4,600	175,720
Bank of New York Mellon Corp.	16,000	521,280
BGC Partners, Inc. "A"	2,300	9,867
Charles Schwab Corp.	15,873	412,698
Credit Suisse Group (Registered)	572	27,234
Daiwa Securities Group, Inc.	1,000	7,166
IGM Financial, Inc.	100	3,609
Julius Baer Holding AG (Registered)	118	5,801
Macquarie Group Ltd.	247	7,712
Man Group PLC	485	2,976
Mediobanca SpA	349	4,695
Morgan Stanley	11,969	275,287
Nomura Holdings, Inc.	900	11,615
Northern Trust Corp.	1,200	86,640
Penson Worldwide, Inc.*	4,100	56,867
Prospect Capital Corp.	10,441	133,749
Raymond James Financial, Inc.	10,200	336,396
Riskmetrics Group, Inc.*	1,700	33,269
Sanders Morris Harris Group, Inc.	1,600	13,840
State Street Corp.	18,940	1,077,307
The Goldman Sachs Group, Inc.	6,000	768,000
UBS AG (Registered)*	1,768	30,564

		4,002,292
Commercial Banks 2.3%
Allied Irish Banks PLC	3,784	31,925
Anglo Irish Bank Corp. PLC	2,291	12,908
Australia & New Zealand Banking Group Ltd.	888	13,731
Banca Monte dei Paschi di Siena SpA	915	2,260
Banca Popolare di Milano Scarl	2,224	18,946
Banco Bilbao Vizcaya Argentaria SA	2,168	35,146
Banco Comercial Portugues SA (Registered)	71,735	117,259
Banco Espirito Santo SA (Registered)	6,934	86,058
Banco Latinoamericano de Exportaciones SA "E"	2,000	28,840
Banco Popolare Societa Cooperativa	750	11,687
Banco Popular Espanol SA	560	6,707
Banco Santander SA	15,935	241,217
Bank of East Asia Ltd.	1,800	5,614
Bank of Ireland	4,627	26,660
Bank of Montreal	300	12,953
Bank of Nova Scotia	500	22,551
Barclays PLC	1,486	9,027

BNP Paribas	3,482	334,736
BOC Hong Kong (Holdings) Ltd.	4,500	8,016
Canadian Imperial Bank of Commerce (b)	8,994	530,646
Canadian Imperial Bank of Commerce (b)	200	11,478
Chuo Mitsui Trust Holdings, Inc.	1,000	5,356
City Holding Co.	1,600	67,600
Commercial Bank of Qatar 144A (GDR)*	30,300	173,402
Commerzbank AG	406	6,063
Commonwealth Bank of Australia	608	21,336
Credit Agricole SA	364	7,070
Danske Bank AS	2,700	65,139
DBS Group Holdings Ltd.	3,000	35,469
Deutsche Postbank AG	64	2,439
Dexia SA	666	7,317
DnB NOR ASA	25,700	198,501
Erste Group Bank AG	2,607	131,394
First Financial Bankshares, Inc.	1,400	72,632
First Merchants Corp.	1,000	22,800
Hang Seng Bank Ltd.	1,100	20,543
HBOS PLC	809	1,837
HSBC Holdings PLC (Registered)	25,459	412,304
Hypo Real Estate Holding AG	322	1,888
Intesa Sanpaolo	89,653	489,394
Intesa Sanpaolo (RNC)	412	1,957
Jyske Bank AS (Registered)*	375	18,926
KBC Groep NV	227	19,740
Lakeland Bancorp., Inc.	1,500	17,535
Lloyds TSB Group PLC	1,300	5,408
Mitsubishi UFJ Financial Group, Inc.	35,500	307,737
Mizuho Financial Group, Inc.	6	26,324
National Australia Bank Ltd.	790	16,056
National Bank of Canada	100	4,571
National Penn Bancshares, Inc.	14,100	205,860
NBT Bancorp., Inc.	1,800	53,856
Nordea Bank AB	3,800	45,604
Oriental Financial Group, Inc.	10,100	180,386
Oversea-Chinese Banking Corp., Ltd.	7,000	35,437
PNC Financial Services Group, Inc.	10,400	776,880
Raiffeisen International Bank-Holding AG	352	25,592
Republic Bancorp., Inc. "A"	1,400	42,448
Resona Holdings, Inc.	3	3,976
Royal Bank of Canada	700	33,216
Royal Bank of Scotland Group PLC	2,178	7,215
Santander BanCorp.	5,300	57,240
Skandinaviska Enskilda Banken AB "A"	900	14,151
Societe Generale	1,323	120,095
Southside Bancshares, Inc.	2,100	52,920
St. George Bank Ltd.	383	8,964
Standard Chartered PLC	299	7,263
Sterling Financial Corp.	5,500	79,750
Sumitomo Mitsui Financial Group, Inc.	3	18,795
Sumitomo Trust & Banking Co., Ltd.	1,000	6,634
Susquehanna Bancshares, Inc.	9,900	193,248
Svenska Handelsbanken AB "A"	900	20,164
Swedbank AB "A"	300	3,955

Sydbank AS	400	12,027
Synovus Financial Corp.	25,126	260,054
The Bank of Yokohama Ltd.	1,000	4,851
Tompkins Financial Corp.	1,100	55,550
Toronto-Dominion Bank	200	12,042
UMB Financial Corp.	4,800	252,096
UniCredit SpA	87,375	322,751
Unione di Banche Italiane ScpA	379	8,274
United Overseas Bank Ltd.	19,000	225,052
US Bancorp.	12,200	439,444
Wells Fargo & Co.	41,600	1,561,248
Westpac Banking Corp.	886	15,683

		8,891,824
Consumer Finance 0.1%
Advanta Corp. "B"	10,900	89,707
Cash America International, Inc.	4,700	169,388
Credit Saison Co., Ltd.	200	3,254
EZCORP, Inc. "A"*	4,300	80,840
First Cash Financial Services, Inc.*	900	13,500
ORIX Corp.	50	6,183

		362,872
Diversified Financial Services 1.2%
ASX Ltd.	115	2,824
Bank of America Corp.	23,500	822,500
CIT Group, Inc.	12,300	85,608
Citigroup, Inc.	5,900	121,009
CME Group, Inc.	1,155	429,094
Compagnie Nationale a Portefeuille	60	3,973
Deutsche Boerse AG	125	11,396
Encore Capital Group, Inc.*	2,200	30,140
Fortis	6,275	39,443
Groupe Bruxelles Lambert SA	108	9,326
Hong Kong Exchanges & Clearing Ltd.	1,100	13,670
ING Groep NV (CVA)	1,932	42,027
Interactive Brokers Group, Inc. "A"*	1,200	26,604
Investor AB "B"	600	11,219
JPMorgan Chase & Co.	43,800	2,045,460
KBC Ancora	49	3,243
NYSE Euronext	11,427	447,710
Singapore Exchange Ltd.	2,000	8,669
The Nasdaq OMX Group, Inc.*	11,763	359,595

		4,513,510
Insurance 2.2%
ACE Ltd.	9,894	535,562
Aegon NV	1,834	16,391
Aflac, Inc.	10,980	645,075
Alleanza Assicurazioni SpA	232	2,121
Alleghany Corp.*	707	258,055
Allianz SE (Registered)	2,035	279,879
Allied World Assurance Co. Holdings Ltd.	5,100	181,152
Allstate Corp.	10,178	469,409
American Physicians Capital, Inc.	700	29,631
AMP Ltd.	965	5,522
AmTrust Financial Services, Inc.	12,600	171,234

Aspen Insurance Holdings Ltd.	5,300	145,750
Assicurazioni Generali SpA	525	17,378
Aviva PLC	589	5,123
Axa	10,984	360,088
AXA Asia Pacific Holdings Ltd.	529	2,184
China Life Insurance Co., Ltd. "H"	69,400	256,944
Cincinnati Financial Corp.	7,106	202,095
CNP Assurances	24	2,711
Crawford & Co. "B"*	5,800	88,160
Fidelity National Financial, Inc. "A"	14,723	216,428
First American Corp.	5,100	150,450
Genworth Financial, Inc. "A"	32,714	281,668
Great-West Lifeco, Inc.	100	2,950
Greenlight Capital Re Ltd. "A"*	1,400	32,186
Hallmark Financial Services, Inc.*	4,500	40,905
Hartford Financial Services Group, Inc.	14,200	582,058
Insurance Australia Group Ltd.	1,063	3,513
Irish Life & Permanent PLC	1,959	13,879
Legal & General Group PLC	2,181	3,943
Manulife Financial Corp.	800	28,775
MetLife, Inc.	25,165	1,409,240
Mitsui Sumitomo Insurance Group Holdings, Inc.*	300	10,146
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	128	19,324
Navigators Group, Inc.*	2,900	168,200
Odyssey Re Holdings Corp.	6,846	299,855
Old Mutual PLC	9,082	12,698
Platinum Underwriters Holdings Ltd.	5,200	184,496
Power Corp. of Canada	200	5,863
Power Financial Corp.	100	3,125
Progressive Corp.	8,600	149,640
Prudential PLC	21,597	198,795
QBE Insurance Group Ltd.	387	8,364
Reinsurance Group of America, Inc. "A"	1,500	81,000
Reinsurance Group of America, Inc. "B"*	1,338	63,448
Sampo Oyj "A"	4,306	98,335
Seabright Insurance Holdings*	2,500	32,500
Sompo Japan Insurance, Inc.	1,000	8,406
Storebrand ASA	4,000	23,738
Sun Life Financial, Inc.	300	10,486
Suncorp-Metway Ltd.	457	3,505
Swiss Life Holding (Registered)*	19	2,763
Swiss Re (Registered)	190	10,611
T&D Holdings, Inc.	100	5,333
The Travelers Companies, Inc.	5,587	252,532
Tokio Marine Holdings, Inc.	300	10,887
Topdanmark AS*	125	17,879
Unum Group	10,573	265,382
Vienna Insurance Group	173	8,728
Zurich Financial Services AG (Registered)	77	21,344

		8,417,842
Real Estate Investment Trusts 0.8%
Annaly Capital Management, Inc. (REIT)	4,200	56,490
Apartment Investment & Management Co. "A" (REIT)	1,765	61,810
AvalonBay Communities, Inc. (REIT)	1,000	98,420
BioMed Realty Trust, Inc. (REIT)	2,300	60,835

Boston Properties, Inc. (REIT)	1,900	177,954
CapitaMall Trust (REIT)	3,000	4,777
Corio NV (REIT)	72	5,160
Corporate Office Properties Trust (REIT)	2,700	108,945
Cousins Properties, Inc. (REIT)	3,300	83,259
Equity Lifestyle Properties, Inc. (REIT)	1,600	84,848
Equity Residential (REIT)	4,500	199,845
First Industrial Realty Trust, Inc. (REIT)	3,800	108,984
Glimcher Realty Trust (REIT)	3,400	35,496
Goodman Group (REIT)	1,094	2,205
GPT Group (REIT)	1,538	2,222
HCP, Inc. (REIT)	1,800	72,234
Healthcare Realty Trust, Inc. (REIT)	2,300	67,045
Home Properties, Inc. (REIT)	2,100	121,695
Hospitality Properties Trust (REIT)	2,900	59,508
Host Hotels & Resorts, Inc. (REIT)	5,100	67,779
Kimco Realty Corp. (REIT)	2,000	73,880
LaSalle Hotel Properties (REIT)	2,500	58,300
Lexington Realty Trust (REIT)	5,700	98,154
Link (REIT)	2,500	5,173
Maguire Properties, Inc. (REIT)	2,600	15,496
Mid-America Apartment Communities, Inc. (REIT)	1,800	88,452
OMEGA Healthcare Investors, Inc. (REIT)	2,700	53,082
Parkway Properties, Inc. (REIT)	2,400	90,864
Pennsylvania Real Estate Investment Trust (REIT)	1,700	32,045
Potlatch Corp. (REIT)	1,700	78,863
ProLogis (REIT)	3,000	123,810
Realty Income Corp. (REIT)	2,600	66,560
Redwood Trust, Inc. (REIT)	1,200	26,076
Senior Housing Properties Trust (REIT)	4,800	114,384
Simon Property Group, Inc. (REIT)	2,400	232,800
Sovran Self Storage, Inc. (REIT)	1,500	67,035
Stockland (REIT)	923	4,121
Strategic Hotels & Resorts, Inc. (REIT)	4,700	35,485
Sunstone Hotel Investors, Inc. (REIT)	4,500	60,750
Unibail-Rodamco (REIT)	40	8,149
Vornado Realty Trust (REIT)	1,600	145,520
Washington Real Estate Investment Trust (REIT)	2,800	102,564
Wereldhave NV (REIT)	48	4,697
Westfield Group (REIT)	891	12,158

		3,077,929
Real Estate Management & Development 0.0%
Atrium European Real Estate Ltd*	2,003	15,152
Brookfield Asset Management, Inc. "A"	300	8,087
CapitaLand Ltd.	4,000	8,717
Cheung Kong (Holdings) Ltd.	2,000	22,686
City Developments Ltd.	1,000	6,260
Hang Lung Properties Ltd.	2,000	4,717
Henderson Land Development Co., Ltd.	1,000	4,460
Hopewell Holdings Ltd.	3,000	10,791
Immoeast AG*	2,982	7,619
Immofinanz Immobilien Anlagen AG	3,441	12,099
Kerry Properties Ltd.	1,000	3,261
Lend Lease Corp., Ltd.	287	2,124
Mitsubishi Estate Co., Ltd.	1,000	19,652

Mitsui Fudosan Co., Ltd.	1,000	19,252
New World Development Co., Ltd.	2,000	2,231
Sino Land Co., Ltd.	2,000	2,254
Sun Hung Kai Properties Ltd.	2,000	20,536
Swire Pacific Ltd. "A"	1,000	8,814
Wharf Holdings Ltd.	2,000	5,714

		184,426
Thrifts & Mortgage Finance 0.3%
Astoria Financial Corp.	5,600	116,088
Capitol Federal Financial	6,329	280,565
Dime Community Bancshares	10,000	152,200
Doral Financial Corp.*	4,000	43,680
Flagstar Bancorp., Inc.	26,400	78,672
Flushing Financial Corp.	5,000	87,500
Hudson City Bancorp., Inc.	17,000	313,650
New York Community Bancorp., Inc.	4,800	80,592
Northwest Bancorp., Inc.	1,200	33,048
Ocwen Financial Corp.*	8,400	67,620
WSFS Financial Corp.	800	48,000

		1,301,615
Health Care 8.3%
Biotechnology 1.5%
Actelion Ltd. (Registered)*	83	4,244
Alexion Pharmaceuticals, Inc.*	900	35,370
Alnylam Pharmaceuticals, Inc.*	300	8,685
Amgen, Inc.*	11,900	705,313
Celgene Corp.*	18,600	1,177,008
CSL Ltd.	3,003	90,465
Cubist Pharmaceuticals, Inc.*	8,000	177,840
CV Therapeutics, Inc.*	11,100	119,880
Emergent Biosolutions, Inc.*	6,000	78,540
Enzon Pharmaceuticals, Inc.*	19,500	143,910
Genentech, Inc.*	8,590	761,761
Genomic Health, Inc.*	1,500	33,975
Gilead Sciences, Inc.*	42,980	1,959,028
Grifols SA	301	7,676
Isis Pharmaceuticals, Inc.*	9,200	155,388
OSI Pharmaceuticals, Inc.*	4,400	216,876
PDL BioPharma, Inc.	14,100	131,271

		5,807,230
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	37,543	2,463,947
Becton, Dickinson & Co.	6,500	521,690
C.R. Bard, Inc.	5,150	488,581
Cochlear Ltd.	314	14,992
Cynosure, Inc. "A"*	1,100	19,734
Essilor International SA	609	30,453
Getinge AB "B"	200	4,123
Hologic, Inc.*	9,700	187,501
Intuitive Surgical, Inc.*	1,600	385,568
Kensey Nash Corp.*	300	9,438
Medtronic, Inc.	13,600	681,360
Merit Medical Systems, Inc.*	5,600	105,112
Nobel Biocare Holding AG (Bearer)	155	5,197

Olympus Corp.	1,000	29,237
Quidel Corp.*	7,000	114,870
Smith & Nephew PLC	1,343	14,156
Sonova Holding AG (Registered)	59	3,812
STERIS Corp.	6,800	255,544
SurModics, Inc.*	900	28,341
Synthes, Inc.	73	10,083
Terumo Corp.	2,600	133,898
Thoratec Corp.*	6,500	170,625
William Demant Holding AS*	50	2,263
Zimmer Holdings, Inc.*	7,390	477,098

		6,157,623
Health Care Providers & Services 1.5%
Aetna, Inc.	32,900	1,188,019
Alliance Imaging, Inc.*	9,600	98,592
Almost Family, Inc.*	3,400	134,470
Apria Healthcare Group, Inc.*	4,100	74,784
Celesio AG	634	27,814
Centene Corp.*	6,600	135,366
Community Health Systems, Inc.*	6,000	175,860
CorVel Corp.*	5,000	143,050
Express Scripts, Inc.*	8,600	634,852
Fresenius Medical Care AG & Co. KGaA	5,878	302,640
Healthspring, Inc.*	2,200	46,552
Kindred Healthcare, Inc.*	6,300	173,691
Laboratory Corp. of America Holdings*	5,700	396,150
Landauer, Inc.	100	7,275
LifePoint Hospitals, Inc.*	11,300	363,182
Magellan Health Services, Inc.*	5,200	213,512
McKesson Corp.	11,700	629,577
Mediceo Paltac Holdings Co., Ltd.	400	4,888
Owens & Minor, Inc.	2,400	116,400
RehabCare Group, Inc.*	3,600	65,160
Res-Care, Inc.*	3,100	56,234
Sonic Healthcare Ltd.	1,874	19,681
Suzuken Co., Ltd.	200	6,074
UnitedHealth Group, Inc.	7,830	198,804
Universal Health Services, Inc. "B"	3,700	207,311
WellPoint, Inc.*	9,290	434,493

		5,854,431
Health Care Technology 0.0%
Phase Forward, Inc.*	1,900	39,729
Life Sciences Tools & Services 0.5%
Albany Molecular Research, Inc.*	900	16,281
Bruker Corp.*	8,700	115,971
eResearchTechnology, Inc.*	10,900	129,819
Gerresheimer AG	6,095	279,132
Lonza Group AG (Registered)	3,260	405,440
Luminex Corp.*	2,400	60,024
Pharmanet Development Group, Inc.*	4,000	28,880
Thermo Fisher Scientific, Inc.*	19,343	1,063,865

		2,099,412
Pharmaceuticals 3.2%
Abbott Laboratories	25,012	1,440,191

Astellas Pharma, Inc.	8,400	352,940
AstraZeneca PLC	1,811	79,254
Bayer AG	6,345	463,140
Caraco Pharmaceutical Laboratories Ltd.*	4,200	52,542
Chugai Pharmaceutical Co., Ltd.	900	14,640
Daiichi Sankyo Co., Ltd.	2,200	56,161
Eisai Co., Ltd.	800	31,098
Elan Corp. PLC* (b)	10,990	111,309
Elan Corp. PLC* (b)	189	1,990
Eli Lilly & Co.	9,020	397,151
GlaxoSmithKline PLC	6,647	143,604
Hisamitsu Pharmaceutical Co., Inc.	200	8,682
Johnson & Johnson	30,382	2,104,865
Medicines Co.*	6,700	155,574
Medicis Pharmaceutical Corp. "A"	10,100	150,591
Merck & Co., Inc.	43,993	1,388,419
Merck KGaA	570	61,192
Mitsubishi Tanabe Pharma Corp.	1,000	13,801
Novartis AG (Registered)	5,766	301,593
Novo Nordisk AS "B"	8,600	440,468
Ono Pharmaceutical Co., Ltd.	300	13,887
Perrigo Co.	5,000	192,300
Pfizer, Inc.	135,228	2,493,604
POZEN, Inc.*	7,700	80,927
Roche Holding AG (Genusschein)	3,527	549,813
Salix Pharmaceuticals Ltd.*	5,600	35,896
Sanofi-Aventis	3,195	210,012
Shionogi & Co., Ltd.	1,000	20,234
Shire Ltd.	640	10,075
Takeda Pharmaceutical Co., Ltd.	2,500	125,907
Teva Pharmaceutical Industries Ltd. (ADR)	10,436	477,865
UCB SA	4,130	146,821
VIVUS, Inc.*	4,100	32,554
Wyeth	13,179	486,832

		12,645,932
Industrials 6.1%
Aerospace & Defense 1.5%
BAE Systems PLC	23,370	171,514
Bombardier, Inc. "B"	3,500	19,009
CAE, Inc.	700	5,591
Cobham PLC	1,159	3,920
Esterline Technologies Corp.*	2,800	110,852
European Aeronautic Defence & Space Co.	222	3,841
Finmeccanica SpA	206	4,430
General Dynamics Corp.	10,800	795,096
Goodrich Corp.	11,200	465,920
Honeywell International, Inc.	43,267	1,797,744
L-3 Communications Holdings, Inc.	3,400	334,288
Northrop Grumman Corp.	3,900	236,106
Raytheon Co.	9,551	511,074
Rolls-Royce Group PLC*	1,977	11,870
Singapore Technologies Engineering Ltd.	9,000	17,123
Teledyne Technologies, Inc.*	3,600	205,776
Thales SA	71	3,603

Triumph Group, Inc.	1,600	73,136
United Technologies Corp.	19,785	1,188,287

		5,959,180
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	514	10,842
Hub Group, Inc. "A"*	2,300	86,595
Pacer International, Inc.	6,300	103,761
TNT NV	791	22,123
Toll Holdings Ltd.	1,558	8,733

		232,054
Airlines 0.3%
Air France-KLM	113	2,607
Alaska Air Group, Inc.*	6,100	124,379
AMR Corp.*	8,400	82,488
Deutsche Lufthansa AG (Registered)	185	3,639
Hawaiian Holdings, Inc.*	12,000	111,360
Iberia Lineas Aereas de Espana SA	855	2,091
Qantas Airways Ltd.	2,776	7,033
Singapore Airlines Ltd.	3,000	30,010
Southwest Airlines Co.	47,300	686,323
Virgin Blue Holdings Ltd.	1,558	402

		1,050,332
Building Products 0.1%
AAON, Inc.	2,000	36,380
Ameron International Corp.	1,200	85,980
Asahi Glass Co., Ltd.	1,000	8,860
Assa Abloy AB "B"	400	4,863
Compagnie de Saint-Gobain	180	9,408
Daikin Industries Ltd.	100	3,395
Geberit AG (Registered)	59	7,266
Gibraltar Industries, Inc.	6,400	119,744
Griffon Corp.*	15,300	138,006
Insteel Industries, Inc.	6,400	86,976
Wienerberger AG	360	9,785

		510,663
Commercial Services & Supplies 0.3%
American Ecology Corp.	1,900	52,573
Babcock International Group PLC	19,958	179,711
Brambles Ltd.	5,957	37,183
Cenveo, Inc.*	15,100	116,119
Comfort Systems USA, Inc.	11,500	153,640
G4S PLC	997	3,596
Rentokil Initial PLC	1,774	2,188
Secom Co., Ltd.	100	4,181
Securitas AB "B"	400	4,521
Serco Group PLC	451	2,915
Standard Register Co.	1,300	12,805
Team, Inc.*	800	28,896
The Brink's Co.	8,200	500,364

		1,098,692
Construction & Engineering 0.2%
ACS, Actividades de Construccion y Servicios SA	951	38,705
Arabtec Holding Co.*	15,479	53,730
Balfour Beatty PLC	491	2,641

Boart Longyear Group	3,671	3,346
Bouygues SA	209	9,531
EMCOR Group, Inc.*	6,300	165,816
FLSmidth & Co. AS	150	7,629
Fomento de Construcciones y Contratas SA	208	9,444
Grupo Ferrovial SA	303	14,134
Hochtief AG	35	1,671
Leighton Holdings Ltd.	7,569	233,303
MasTec, Inc.*	12,600	167,454
Michael Baker Corp.*	500	17,400
Northwest Pipe Co.*	1,300	56,706
Perini Corp.*	5,100	131,529
Skanska AB "B"	600	6,862
SNC-Lavalin Group, Inc.	400	15,392
Vinci SA	266	12,568
YIT Oyj	789	8,255

		956,116
Electrical Equipment 0.4%
ABB Ltd. (Registered)*	2,957	56,729
Alstom SA	130	9,803
AZZ, Inc.*	3,000	124,110
Emerson Electric Co.	16,540	674,667
Gamesa Corp. Tecnologica SA	1,107	38,027
GrafTech International Ltd.*	8,800	132,968
II-VI, Inc.*	3,800	146,908
Mitsubishi Electric Corp.	1,000	6,738
Q-Cells AG*	40	3,361
Renewable Energy Corp. AS*	100	1,863
Schneider Electric SA	133	11,537
Solarworld AG	59	2,489
Sumitomo Electric Industries Ltd.	400	4,350
Vestas Wind Systems AS*	500	43,527
Woodward Governor Co.	5,000	176,350

		1,433,427
Industrial Conglomerates 0.6%
CSR Ltd.	3,192	6,442
Fraser & Neave Ltd.	5,000	12,547
General Electric Co.	77,369	1,972,909
Hutchison Whampoa Ltd.	10,000	76,127
Keppel Corp., Ltd.	6,000	33,316
Koninklijke (Royal) Philips Electronics NV	2,098	57,445
Orkla ASA	900	8,272
SembCorp Industries Ltd.	5,000	11,411
Siemens AG (Registered)	641	60,161
Smiths Group PLC	412	7,437

		2,246,067
Machinery 1.4%
Actuant Corp. "A"	1,700	42,908
AGCO Corp.*	500	21,305
Alfa Laval AB	500	5,177
Ampco-Pittsburgh Corp.	300	7,770
Atlas Copco AB "A"	800	9,165
Atlas Copco AB "B"	400	4,057
Caterpillar, Inc.	10,270	612,092

Chart Industries, Inc.*	5,000	142,800
CIRCOR International, Inc.	700	30,401
Columbus McKinnon Corp.*	5,300	124,921
Cummins, Inc.	800	34,976
Dover Corp.	14,174	574,756
EnPro Industries, Inc.*	5,000	185,800
FANUC Ltd.	100	7,543
Federal Signal Corp.	1,100	15,070
Flowserve Corp.	8,300	736,791
Gardner Denver, Inc.*	11,800	409,696
Gorman-Rupp Co.	500	18,860
Invensys PLC*	823	3,037
KCI Konecranes Oyj	84	2,029
Komatsu Ltd.	8,900	144,063
Kone Oyj "B"	968	26,502
Kubota Corp.	1,000	6,300
MAN AG	181	12,158
Manitowoc Co., Inc.	20,600	320,330
Metso Corp.	793	19,505
Mitsubishi Heavy Industries Ltd.	2,000	8,644
Mueller Water Products, Inc. "A"	1,500	13,470
Parker Hannifin Corp.	23,971	1,270,463
Robbins & Myers, Inc.	3,800	117,534
Sandvik AB	1,200	12,737
Sauer-Danfoss, Inc.	800	19,752
Scania AB "B"	1,400	17,255
Schindler Holding AG	84	5,020
SembCorp. Marine Ltd.	2,000	4,238
SKF AB "B"	600	7,695
Sulzer AG (Registered)	40	4,248
Sun Hydraulics Corp.	4,200	109,368
Titan International, Inc.	5,900	125,788
Twin Disc, Inc.	2,500	34,400
Vallourec SA	33	7,177
Volvo AB "A"	300	2,560
Volvo AB "B"	2,900	26,336
Wabtec Corp.	700	35,861
Wartsila Oyj	519	22,055
Xerium Technologies, Inc.	10,900	70,196
Zardoya Otis SA	514	11,263

		5,444,072
Marine 0.1%
A P Moller-Maersk AS "A"	1	8,658
A P Moller-Maersk AS "B"	3	26,204
Kirby Corp.*	13,800	523,572
Kuehne & Nagel International AG (Registered)	78	5,201
Mitsui O.S.K. Lines Ltd.	1,000	8,653
Nippon Yusen Kabushiki Kaisha	1,000	6,487
Pacific Basin Shipping Ltd.	6,000	4,991
TBS International Ltd. "A"*	4,200	56,532

		640,298
Professional Services 0.1%
Adecco SA (Registered)	181	7,909
Capita Group PLC	467	5,804
COMSYS IT Partners, Inc.*	7,600	73,872

Experian Group Ltd.	763	5,059
Exponent, Inc.*	2,400	79,416
Manpower, Inc.	1,200	51,792
Randstad Holdings NV	312	8,248
SGS SA (Registered)	7	8,226
Volt Information Sciences, Inc.*	8,200	73,636

		313,962
Road & Rail 0.7%
Canadian National Railway Co. (b)	13,500	645,705
Canadian National Railway Co. (b)	1,200	57,257
Canadian Pacific Railway Ltd.	400	21,450
Central Japan Railway Co.	1	9,438
CSX Corp.	6,100	332,877
DSV AS	700	11,169
East Japan Railway Co.	28	208,727
FirstGroup PLC	431	4,093
Marten Transport Ltd.*	1,900	37,069
MTR Corp., Ltd.	7,000	20,645
Norfolk Southern Corp.	5,400	357,534
Ryder System, Inc.	15,800	979,600
Saia, Inc.*	800	10,624
Werner Enterprises, Inc.	8,100	175,851
West Japan Railway Co.	1	4,269

		2,876,308
Trading Companies & Distributors 0.2%
Bunzl PLC	366	4,283
DXP Enterprises, Inc.*	1,600	85,296
Finning International, Inc.	500	9,810
Itochu Corp.	1,000	6,045
Marubeni Corp.	1,000	4,518
Mitsubishi Corp.	12,100	251,798
Mitsui & Co., Ltd.	8,000	98,853
Noble Group Ltd.	6,000	5,657
Sumitomo Corp.	500	4,659
TAL International Group, Inc.	1,700	35,394
United Rentals, Inc.*	26,800	408,432
Wolseley PLC	527	4,013

		918,758
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	1,434	28,378
Atlantia SpA	186	3,821
Brisa	14,625	145,720
Cintra Concesiones de Infraestructuras de Transporte SA	1,277	15,165
Macquarie Infrastructure Group (Unit)	7,725	14,723
Transurban Group (Unit)	4,856	22,087

		229,894
Information Technology 7.7%
Communications Equipment 1.2%
Alcatel-Lucent*	6,661	25,963
Brocade Communications Systems, Inc.*	85,966	500,322
Cisco Systems, Inc.*	47,470	1,070,923
Corning, Inc.	52,597	822,617
DG Fastchannel, Inc.*	5,100	111,792
Harmonic, Inc.*	14,700	124,215

Nokia Oyj	13,776	256,822
Nokia Oyj (ADR)	32,822	612,130
Nortel Networks Corp.*	900	1,979
Plantronics, Inc.	6,400	144,128
QUALCOMM, Inc.	14,830	637,245
Research In Motion Ltd.* (b)	900	60,643
Research In Motion Ltd.* (b)	500	34,150
Tandberg ASA	100	1,348
Tekelec*	10,500	146,895
Telefonaktiebolaget LM Ericsson "B"	9,600	90,502

		4,641,674
Computers & Peripherals 1.8%
Apple, Inc.*	11,100	1,261,626
EMC Corp.*	20,230	241,951
Fujitsu Ltd.	1,000	5,586
Hewlett-Packard Co.	46,500	2,150,160
International Business Machines Corp.	22,240	2,601,190
Lexmark International, Inc. "A"*	3,200	104,224
Logitech International SA (Registered)*	9,434	215,002
NEC Corp.	1,000	4,241
Toshiba Corp.	2,000	8,637
Western Digital Corp.*	17,400	370,968
Wincor Nixdorf AG	83	4,906

		6,968,491
Electronic Equipment, Instruments & Components 0.6%
Anixter International, Inc.*	1,200	71,412
Arrow Electronics, Inc.*	2,900	76,038
Avnet, Inc.*	18,700	460,581
Daktronics, Inc.	7,100	118,286
Electro Rent Corp.	4,800	64,464
Electrocomponents PLC	2,281	6,668
Fujifilm Holdings Corp.	200	5,183
Hitachi Ltd.	2,000	13,754
Hoya Corp.	200	3,962
IBIDEN Co., Ltd.	100	2,436
Jabil Circuit, Inc.	90,800	866,232
Kyocera Corp.	100	7,581
Mettler-Toledo International, Inc.*	5,400	529,200
Multi-Fineline Electronix, Inc.*	4,000	59,160
Murata Manufacturing Co., Ltd.	100	4,012
Nidec Corp.	100	6,151
Plexus Corp.*	1,700	35,190
RadiSys Corp.*	4,000	34,400
TDK Corp.	100	5,011
TTM Technologies, Inc.*	9,300	92,256

		2,461,977
Internet Software & Services 0.5%
EarthLink, Inc.*	7,600	64,600
eBay, Inc.*	11,100	248,418
Google, Inc. "A"*	2,915	1,167,516
GSI Commerce, Inc.*	2,700	41,796
InfoSpace, Inc.	2,600	28,210
Marchex, Inc. "B"	4,400	45,276
ModusLink Global Solutions, Inc.*	5,700	54,777

United Internet AG (Registered)	218	2,357
United Online, Inc.	6,800	63,988
ValueClick, Inc.*	5,900	60,357
Vocus, Inc.*	4,200	142,632
Yahoo! Japan Corp.	9	2,889
Yahoo!, Inc.*	10,000	173,000

		2,095,816
IT Services 1.2%
Accenture Ltd. "A"	24,810	942,780
Alliance Data Systems Corp.*	4,900	310,562
Atos Origin SA	177	7,762
Cap Gemini SA	340	16,176
CGI Group, Inc. "A"*	600	5,249
CIBER, Inc.*	4,100	28,659
Computer Sciences Corp.*	9,100	365,729
CSG Systems International, Inc.*	11,900	208,607
Fiserv, Inc.*	7,500	354,900
Gartner, Inc.*	7,500	170,100
Global Cash Access Holdings, Inc.*	6,300	31,878
iGATE Corp.*	13,200	114,444
Indra Sistemas SA	9,704	231,400
Logica PLC	19,836	38,519
MasterCard, Inc. "A"	907	160,838
NTT Data Corp.	1	3,912
SAIC, Inc.*	29,400	594,762
Sapient Corp.*	8,500	63,155
TNS, Inc.*	1,500	29,055
Visa, Inc. "A"	16,300	1,000,657

		4,679,144
Office Electronics 0.1%
Canon, Inc.	13,600	508,465
Konica Minolta Holdings, Inc.	500	5,763
Neopost SA	90	8,473

		522,701
Semiconductors & Semiconductor Equipment 0.8%
ARM Holdings PLC	1,833	3,121
ASML Holding NV	5,135	91,688
Broadcom Corp. "A"*	28,040	522,385
Elpida Memory, Inc.*	100	1,845
Infineon Technologies AG*	1,742	9,845
Intel Corp.	46,700	874,691
MEMC Electronic Materials, Inc.*	5,800	163,908
Monolithic Power Systems, Inc.*	5,400	93,798
PMC-Sierra, Inc.*	21,700	161,014
ROHM Co., Ltd.	100	5,488
Skyworks Solutions, Inc.*	19,100	159,676
STMicroelectronics NV	1,681	17,081
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	66,743	625,386
Tokyo Electron Ltd.	100	4,455
TriQuint Semiconductor, Inc.*	26,400	126,456
Ultratech, Inc.*	5,100	61,710
Volterra Semiconductor Corp.*	8,500	108,205

		3,030,752

Software 1.5%
Activision Blizzard, Inc.*	25,200	388,836
Adobe Systems, Inc.*	14,450	570,342
Advent Software, Inc.*	3,900	137,397
Dassault Systemes SA	159	8,507
Electronic Arts, Inc.*	8,000	295,920
JDA Software Group, Inc.*	8,300	126,243
Mentor Graphics Corp.*	13,300	150,955
Microsoft Corp.	97,550	2,603,610
Misys PLC	1,295	2,831
NetScout Systems, Inc.*	3,700	39,368
Nintendo Co., Ltd.	1,300	541,170
Parametric Technology Corp.*	9,800	180,320
Pegasystems, Inc.	900	11,619
Quality Systems, Inc.	3,800	160,588
Renaissance Learning, Inc.	1,700	22,083
SAP AG	2,011	107,987
Symantec Corp.*	3,400	66,572
Symyx Technologies, Inc.*	800	7,928
Taleo Corp. "A"*	5,800	115,362
The Sage Group PLC	17,707	61,642
Wind River Systems, Inc.*	2,200	22,000

		5,621,280
Materials 2.9%
Chemicals 1.6%
Agrium, Inc. (b)	100	5,591
Agrium, Inc. (b)	6,240	349,939
Air Liquide SA	156	17,165
Air Products & Chemicals, Inc.	9,015	617,437
Akzo Nobel NV	890	42,788
Asahi Kasei Corp.	1,000	4,233
Ashland, Inc.	13,500	394,740
BASF SE	638	30,577
Calgon Carbon Corp.*	6,800	138,448
CF Industries Holdings, Inc.	3,600	329,256
Ciba Holding AG	171	7,340
Ecolab, Inc.	10,950	531,294
Ferro Corp.	3,500	70,350
GenTek, Inc.*	1,700	43,707
Givaudan SA (Registered)	8	6,634
Incitec Pivot Ltd.	520	2,148
Innophos Holdings, Inc.	900	21,942
JSR Corp.	200	2,628
K+S AG	56	3,919
Koninklijke DSM NV	553	26,039
Kuraray Co., Ltd.	500	4,929
Linde AG	2,083	223,383
LSB Industries, Inc.*	4,400	60,940
Mitsubishi Chemical Holdings Corp.	1,000	5,295
Mitsubishi Gas Chemical Co., Inc.	1,000	4,822
Mitsui Chemicals, Inc.	1,000	4,411
Monsanto Co.	8,200	811,636
NewMarket Corp.	1,400	73,584
Nitto Denko Corp.	200	5,079
Novozymes AS "B"	1,650	146,868

Orica Ltd.	199	3,390
Potash Corp. of Saskatchewan, Inc.	1,601	207,527
Praxair, Inc.	17,007	1,220,082
ShengdaTech, Inc.*	1,300	9,100
Shin-Etsu Chemical Co., Ltd.	400	19,044
Showa Denko KK	2,000	4,217
Solvay SA	929	114,141
Sumitomo Chemical Co., Ltd.	2,000	8,716
Syngenta AG (Registered)	177	37,583
Teijin Ltd.	1,000	3,006
Terra Industries, Inc.	9,400	276,360
The Mosaic Co.	5,100	346,902
Toray Industries, Inc.	2,000	9,386
Ube Industries Ltd.	1,000	2,672
Umicore	2,077	64,478
Yara International ASA	2,860	100,399

		6,414,125
Construction Materials 0.1%
CRH PLC (b)	2,495	53,823
CRH PLC (b)	5,136	111,773
Fletcher Building Ltd.	324	1,463
Holcim Ltd. (Registered)	403	29,488
Imerys SA	73	4,222
Lafarge SA	142	14,984

		215,753
Containers & Packaging 0.2%
Amcor Ltd.	605	2,662
Owens-Illinois, Inc.*	12,100	355,740
Silgan Holdings, Inc.	900	45,981
Sonoco Products Co.	19,164	568,787
Toyo Seikan Kaisha Ltd.	300	4,603

		977,773
Metals & Mining 0.9%
A.M. Castle & Co.	1,100	19,008
Acerinox SA	6,230	111,630
Agnico-Eagle Mines Ltd.	100	5,459
AK Steel Holding Corp.	5,500	142,560
Alumina Ltd.	739	1,857
Anglo American PLC	483	16,147
ArcelorMittal	5,052	252,897
Barrick Gold Corp. (b)	300	10,985
Barrick Gold Corp. (b)	11,400	418,836
BHP Billiton Ltd.	2,027	52,082
BHP Billiton PLC	836	18,911
BlueScope Steel Ltd.	470	2,771
Boliden AB	3,166	13,447
Companhia Vale do Rio Doce (ADR)	6,300	120,645
Compass Minerals International, Inc.	3,300	172,887
Fording Canadian Coal Trust (Unit)	100	8,200
Fortescue Metals Group Ltd.*	700	2,674
Freeport-McMoRan Copper & Gold, Inc.	4,700	267,195
Goldcorp, Inc.	300	9,435
JFE Holdings, Inc.	600	18,664
Kinross Gold Corp.	400	6,423

Kobe Steel Ltd.	3,000	6,061
Lonmin PLC	70	2,835
Mitsubishi Materials Corp.	4,000	12,583
Newcrest Mining Ltd.	264	5,794
Nippon Steel Corp.	6,000	22,717
Nisshin Steel Co., Ltd.	6,000	11,526
Norsk Hydro ASA	9,800	66,188
Olympic Steel, Inc.	3,200	94,368
Outokumpu Oyj	1,187	19,044
OZ Minerals Ltd.	1,031	1,347
Rautaruukki Oyj	857	17,187
Reliance Steel & Aluminum Co.	12,300	467,031
Rio Tinto Ltd.	197	13,559
Rio Tinto PLC	443	27,564
Salzgitter AG	31	3,132
SSAB Svenskt Stal AB "A"	1,700	27,108
Steel Dynamics, Inc.	23,300	398,197
Sumitomo Metal Industries Ltd.	6,000	18,276
Sumitomo Metal Mining Co., Ltd.	1,000	9,949
Teck Cominco Ltd. "B"	300	8,519
ThyssenKrupp AG	248	7,465
United States Steel Corp.	4,300	333,723
Universal Stainless & Alloy Products, Inc.*	1,800	45,990
voestalpine AG	124	3,879
Xstrata PLC	5,022	155,453
Yamana Gold, Inc.	300	2,467

		3,454,675
Paper & Forest Products 0.1%
Buckeye Technologies, Inc.*	8,500	69,615
KapStone Paper & Packaging Corp.*	3,200	20,320
Mercer International, Inc.*	1,500	5,490
Oji Paper Co., Ltd.	1,000	4,987
Schweitzer-Mauduit International, Inc.	2,400	45,576
Stora Enso Oyj "R"	8,555	84,369
Svenska Cellulosa AB "B"	4,600	48,744
UPM-Kymmene Oyj	6,191	97,370

		376,471
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	64,735	1,807,401
Atlantic Tele-Network, Inc.	4,200	117,600
BCE, Inc. (b)	26,476	918,982
BCE, Inc. (b)	1,600	55,175
Belgacom SA	541	20,485
BT Group PLC	9,801	28,309
Cable & Wireless PLC	3,199	9,476
Deutsche Telekom AG (Registered)	8,760	134,431
Elisa Oyj	491	9,680
Embarq Corp.	11,500	466,325
France Telecom SA	7,108	199,052
Global Crossing Ltd.*	8,000	121,280
Koninklijke (Royal) KPN NV	8,852	127,587
Nippon Telegraph & Telephone Corp.	28	124,717
NTELOS Holdings Corp.	2,400	64,536

Portugal Telecom SGPS SA (Registered)	12,213	123,569
Premiere Global Services, Inc.*	1,100	15,466
Singapore Telecommunications Ltd.	124,000	283,797
Swisscom AG (Registered)	471	140,666
Tele2 AB "B"	1,500	17,085
Telecom Corp. of New Zealand Ltd.	140,965	259,233
Telecom Italia SpA	54,709	81,633
Telecom Italia SpA (RNC)	27,168	30,732
Telefonica SA	28,158	673,128
Telekom Austria AG	6,774	119,379
Telenor ASA	16,400	201,629
TeliaSonera AB	10,500	59,950
Telstra Corp., Ltd.	41,571	139,426
Telus Corp.	300	10,957
Telus Corp. (Non-Voting Shares)	600	21,485
Verizon Communications, Inc.	40,100	1,286,809

		7,669,980
Wireless Telecommunication Services 0.4%
America Movil SAB de CV "L" (ADR)	2,600	120,536
Centennial Communications Corp.*	10,900	68,016
China Mobile Ltd.	28,000	280,349
iPCS, Inc.*	3,600	80,172
KDDI Corp.	16	89,617
Millicom International Cellular SA (SDR)	300	20,517
Mobistar SA	53	3,710
NTT DoCoMo, Inc.	87	140,296
Rogers Communications, Inc. "B"	1,400	45,410
Softbank Corp.	4,300	55,583
Syniverse Holdings, Inc.*	7,000	116,270
Telephone & Data Systems, Inc.	200	7,150
USA Mobility, Inc.*	11,800	129,800
Vodafone Group PLC	232,388	513,391

		1,670,817
Utilities 3.0%
Electric Utilities 2.1%
Acciona SA	141	21,442
Allegheny Energy, Inc.	19,819	728,745
American Electric Power Co., Inc.	19,700	729,491
British Energy Group PLC	2,200	29,807
Chubu Electric Power Co., Inc.	2,100	49,588
Chugoku Electric Power Co., Inc.	1,000	20,501
Cleco Corp.	1,100	27,775
CLP Holdings Ltd.	18,000	145,363
Duke Energy Corp.	33,806	589,239
E.ON AG	10,016	507,243
Edison International	18,500	738,150
EDP - Energias de Portugal SA	24,551	103,329
Electricite de France	389	28,186
Enel SpA	21,075	175,684
Entergy Corp.	5,857	521,332
Exelon Corp.	14,599	914,189
FirstEnergy Corp.	12,236	819,690
Fortis, Inc.	2,200	49,695
Fortum Oyj	12,198	411,558

FPL Group, Inc.	13,203	664,111
Hokkaido Electric Power Co., Inc.	800	16,703
Hokuriku Electric Power Co.	700	16,826
Hongkong Electric Holdings Ltd.	13,500	84,973
Iberdrola SA	45,610	466,198
Kansai Electric Power Co., Inc.	2,800	62,141
Kyushu Electric Power Co., Inc.	1,400	29,306
Oesterreichische Elektrizitaetswirtschafts AG "A"	68	4,196
Portland General Electric Co.	1,900	44,954
Red Electrica Corporacion SA	229	11,624
RWE AG	587	56,440
Scottish & Southern Energy PLC	1,783	45,326
Shikoku Electric Power Co., Inc.	700	17,641
Terna-Rete Elettrica Nazionale SpA	6,478	23,735
Tohoku Electric Power Co., Inc.	1,600	34,352
Tokyo Electric Power Co., Inc.	3,900	96,114
Union Fenosa SA	486	11,902

		8,297,549
Gas Utilities 0.3%
Centrica PLC	8,869	49,633
Enagas	311	6,699
Gas Natural SDG SA	502	18,669
GDF Suez	2,156	112,814
Hong Kong & China Gas Co., Ltd.	38,500	87,723
New Jersey Resources Corp.	800	28,712
ONEOK, Inc.	9,000	309,600
Osaka Gas Co., Ltd.	8,000	27,391
Piedmont Natural Gas Co., Inc.	2,900	92,684
Snam Rete Gas SpA	4,641	27,937
South Jersey Industries, Inc.	500	17,850
The Laclede Group, Inc.	5,000	242,450
Tokyo Gas Co., Ltd.	9,000	37,216
UGI Corp.	1,500	38,670
WGL Holdings, Inc.	5,300	171,985

		1,270,033
Independent Power Producers & Energy Traders 0.1%
Electric Power Development Co., Ltd.	600	19,391
Iberdrola Renovables SA*	1,405	6,115
International Power PLC	4,087	26,354
TransAlta Corp.	2,900	77,933

		129,793
Multi-Utilities 0.5%
A2A SpA	4,548	11,538
AGL Energy Ltd.	25,006	275,981
Avista Corp.	5,000	108,550
CenterPoint Energy, Inc.	3,800	55,366
Dominion Resources, Inc.	3,500	149,730
National Grid PLC	5,608	71,249
NorthWestern Corp.	500	12,565
PG&E Corp.	25,561	957,259
Sempra Energy	4,200	211,974
United Utilities Group PLC	1,332	16,480
Veolia Environnement	808	33,320

		1,904,012

Water Utilities 0.0%
Severn Trent PLC	474	11,445

Total Common Stocks (Cost $238,121,086)		222,522,908
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	50	5,349
Volkswagen AG	62	7,729

		13,078
Consumer Staples 0.0%
Henkel AG & Co. KGaA	1,125	41,327
Health Care 0.0%
Fresenius SE	629	45,403
Utilities 0.0%
RWE AG	22	1,588

Total Preferred Stocks (Cost $141,428)		101,396
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 12.0%* (Cost $8,344)	60,000	390
Warrants 0.0%
Financials
New ASAT (Finance) Ltd., Expiration Date 2/1/2011* (Cost $0)	24,700	3,770
	Principal Amount ($) (a)	Value ($)

Corporate Bonds 9.4%
Consumer Discretionary 0.5%
AMC Entertainment, Inc., 8.0%, 3/1/2014	75,000	64,500
American Achievement Corp., 144A, 8.25%, 4/1/2012	15,000	14,963
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	32,571	30,942
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	22,400
8.0%, 3/15/2014	15,000	10,538
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009	15,000	14,813
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	25,000	18,000
Carrols Corp., 9.0%, 1/15/2013	15,000	10,800
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	75,000	72,750
CSC Holdings, Inc.:
6.75%, 4/15/2012	25,000	22,906
Series B, 8.125%, 7/15/2009	25,000	24,750
Series B, 8.125%, 8/15/2009	55,000	54,450
Denny's Holdings, Inc., 10.0%, 10/1/2012	10,000	9,100
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016	70,000	63,350
Dollarama Group LP, 8.883% ***, 8/15/2012 (c)	24,000	21,360
EchoStar DBS Corp.:
6.625%, 10/1/2014	40,000	32,100
7.125%, 2/1/2016	35,000	28,088
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	25,000	7,000

General Motors Corp.:
7.4%, 9/1/2025	20,000	7,200
8.375%, 7/15/2033	35,000	14,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	30,000	27,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013	15,000	13,650
Hertz Corp., 8.875%, 1/1/2014	85,000	73,312
Idearc, Inc., 8.0%, 11/15/2016	55,000	14,988
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	20,000	13,600
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	30,000	20,100
Kabel Deutschland GmbH, 10.625%, 7/1/2014	75,000	73,500
Lamar Media Corp., Series C, 6.625%, 8/15/2015	20,000	16,550
Liberty Media LLC:
5.7%, 5/15/2013	5,000	4,159
8.25%, 2/1/2030	35,000	23,617
8.5%, 7/15/2029	50,000	35,332
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	15,000	14,700
MGM MIRAGE:
6.625%, 7/15/2015	15,000	10,425
6.75%, 9/1/2012	10,000	7,825
8.375%, 2/1/2011	20,000	16,350
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	40,000	38,000
Norcraft Holdings LP, 9.75%, 9/1/2012	80,000	72,000
Penske Automotive Group, Inc., 7.75%, 12/15/2016	50,000	35,750
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	30,000	28,725
Quebecor Media, Inc., 7.75%, 3/15/2016	20,000	17,500
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**	25,000	10,125
Reader's Digest Association, Inc., 9.0%, 2/15/2017	25,000	14,125
Sabre Holdings Corp., 8.35%, 3/15/2016	25,000	16,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.319% ***, 3/15/2014	30,000	22,500
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	25,000	18,000
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	105,000	58,800
7.875%, 1/15/2014	5,000	3,750
Sinclair Television Group, Inc., 8.0%, 3/15/2012	26,000	25,090
Sirius XM Radio, Inc., 9.625%, 8/1/2013	55,000	29,150
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	30,000	20,400
TCI Communications, Inc., 8.75%, 8/1/2015	135,000	143,372
Time Warner Cable, Inc., 6.2%, 7/1/2013	500,000	485,074
Travelport LLC:
7.436% ***, 9/1/2014	20,000	15,400
9.875%, 9/1/2014	5,000	4,075
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015	5,000	2,050
United Components, Inc., 9.375%, 6/15/2013	5,000	4,150
Unity Media GmbH, 144A, 8.75%, 2/15/2015 EUR	50,000	60,535
Vitro SAB de CV:
9.125%, 2/1/2017	40,000	26,000
11.75%, 11/1/2013	15,000	12,900
Young Broadcasting, Inc., 8.75%, 1/15/2014	130,000	18,850

		2,091,439
Consumer Staples 0.8%
Alliance One International, Inc., 8.5%, 5/15/2012	15,000	13,875
CVS Caremark Corp., 6.25%, 6/1/2027	750,000	675,260
Delhaize America, Inc.:
8.05%, 4/15/2027	30,000	29,434
9.0%, 4/15/2031	56,000	58,786
General Nutrition Centers, Inc., 7.584% ***, 3/15/2014 (PIK)	15,000	12,488

Harry & David Operations Corp., 7.81% ***, 3/1/2012	30,000	16,950
Kroger Co., 6.15%, 1/15/2020	1,250,000	1,145,992
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	108,750	84,825
Reynolds American, Inc., 7.75%, 6/1/2018	750,000	739,892
Smithfield Foods, Inc., 7.75%, 7/1/2017	15,000	11,775
Viskase Companies, Inc., 11.5%, 6/15/2011	480,000	408,000

		3,197,277
Energy 0.3%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	55,000	49,500
Belden & Blake Corp., 8.75%, 7/15/2012	130,000	118,300
Bristow Group, Inc., 7.5%, 9/15/2017	30,000	26,700
Chaparral Energy, Inc., 8.5%, 12/1/2015	40,000	31,600
Chesapeake Energy Corp.:
6.25%, 1/15/2018	20,000	17,100
6.875%, 1/15/2016	90,000	82,125
7.5%, 6/15/2014	10,000	9,575
Cimarex Energy Co., 7.125%, 5/1/2017	25,000	23,000
Delta Petroleum Corp., 7.0%, 4/1/2015	45,000	31,275
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	10,000	9,100
8.375%, 5/1/2016	55,000	47,850
El Paso Corp., 7.25%, 6/1/2018	40,000	37,200
Forest Oil Corp., 144A, 7.25%, 6/15/2019	15,000	12,825
Frontier Oil Corp., 6.625%, 10/1/2011	20,000	18,900
KCS Energy, Inc., 7.125%, 4/1/2012	105,000	92,400
Mariner Energy, Inc.:
7.5%, 4/15/2013	25,000	22,125
8.0%, 5/15/2017	20,000	16,900
Newfield Exploration Co., 7.125%, 5/15/2018	40,000	34,800
OPTI Canada, Inc.:
7.875%, 12/15/2014	35,000	30,975
8.25%, 12/15/2014	70,000	62,650
Petrohawk Energy Corp., 144A, 7.875%, 6/1/2015	30,000	26,100
Plains Exploration & Production Co., 7.0%, 3/15/2017	15,000	13,050
Quicksilver Resources, Inc., 7.125%, 4/1/2016	70,000	57,050
Range Resources Corp., 7.25%, 5/1/2018	10,000	9,450
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	20,000	17,200
Stone Energy Corp.:
6.75%, 12/15/2014	40,000	31,000
8.25%, 12/15/2011	75,000	69,750
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	25,000	22,188
Whiting Petroleum Corp.:
7.0%, 2/1/2014	30,000	25,500
7.25%, 5/1/2012	50,000	46,375
7.25%, 5/1/2013	10,000	9,275
Williams Companies, Inc.:
8.125%, 3/15/2012	85,000	85,877
8.75%, 3/15/2032	115,000	117,917
Williams Partners LP, 7.25%, 2/1/2017	25,000	23,250

		1,328,882
Financials 3.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	60,000	54,075
American Express Co., 8.15%, 3/19/2038	1,000,000	894,424
Ashton Woods USA LLC, 9.5%, 10/1/2015	70,000	31,500
BB&T Corp., 5.2%, 12/23/2015	1,000,000	878,126

Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	15,000	6,300
Citigroup, Inc.:
6.125%, 5/15/2018	500,000	414,002
6.5%, 8/19/2013	1,530,000	1,359,815
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	360,450	388,385
Countrywide Home Loans, Inc., Series H, 6.25%, 4/15/2009	125,000	121,384
Daimler Finance North America LLC, Series E, 3.331% ***, 10/31/2008	389,000	386,360
FIA Card Services NA, 144A, 7.125%, 11/15/2012	1,250,000	1,225,914
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	155,000	98,563
7.375%, 10/28/2009	120,000	96,476
7.875%, 6/15/2010	90,000	68,699
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	1,250,000	1,175,196
GMAC LLC, 6.875%, 9/15/2011	365,000	162,858
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	50,000	45,750
9.75%, 4/1/2017	55,000	49,225
Hexion US Finance Corp., 9.75%, 11/15/2014	20,000	15,800
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	30,000	29,550
iPayment, Inc., 9.75%, 5/15/2014	25,000	20,000
JPMorgan Chase & Co., 4.75%, 5/1/2013	1,625,000	1,512,287
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	25,000	16,250
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	750,000	663,562
Morgan Stanley, Series F, 5.75%, 8/31/2012	1,250,000	881,546
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	95,000	49,400
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	100,000	87,500
PNC Bank NA, 6.875%, 4/1/2018	1,000,000	957,754
Popular North America, Inc., Series E, 3.875%, 10/1/2008	1,000,000	1,000,000
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	25,000	24,563
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	4,000	4,080
Simon Property Group LP, (REIT), 6.125%, 5/30/2018	850,000	752,931
SLM Corp., Series A, 4.5%, 7/26/2010	125,000	95,000
Sprint Capital Corp.:
7.625%, 1/30/2011	20,000	18,200
8.375%, 3/15/2012	10,000	9,000
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	1,000,000	831,514
Travelers Companies, Inc., 5.8%, 5/15/2018	500,000	458,265
Tropicana Entertainment LLC, 9.625%, 12/15/2014**	75,000	10,500
UCI Holdco, Inc., 10.319% ***, 12/15/2013 (PIK)	34,056	25,883
Universal City Development Partners, 11.75%, 4/1/2010	125,000	120,781

		15,041,418
Health Care 0.2%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	45,000	39,150
Boston Scientific Corp., 6.0%, 6/15/2011	25,000	23,625
Community Health Systems, Inc., 8.875%, 7/15/2015	185,000	175,750
HCA, Inc.:
9.125%, 11/15/2014	35,000	34,038
9.25%, 11/15/2016	85,000	82,662
9.625%, 11/15/2016 (PIK)	40,000	38,000
HEALTHSOUTH Corp., 10.75%, 6/15/2016	20,000	20,200
IASIS Healthcare LLC, 8.75%, 6/15/2014	30,000	28,350
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	25,000	23,250
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	30,000	26,100
The Cooper Companies, Inc., 7.125%, 2/15/2015	45,000	44,100
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	25,000	21,625

Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	75,000	72,375

		629,225
Industrials 1.0%
Actuant Corp., 6.875%, 6/15/2017	20,000	19,100
American Color Graphics, Inc., 10.0%, 6/15/2010**	140,000	9,800
American Color Graphics, Inc., Promissory Note due 12/31/2008 (d)	8,400	0
ARAMARK Corp.:
6.301% ***, 2/1/2015	30,000	26,250
8.5%, 2/1/2015	10,000	9,400
Baldor Electric Co., 8.625%, 2/15/2017	25,000	23,875
BE Aerospace, Inc., 8.5%, 7/1/2018	50,000	48,500
Belden, Inc., 7.0%, 3/15/2017	25,000	22,250
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	75,000	66,000
Building Materials Corp. of America, 7.75%, 8/1/2014	35,000	27,650
Cenveo Corp., 144A, 10.5%, 8/15/2016	10,000	9,250
Congoleum Corp., 8.625%, 8/1/2008**	190,000	142,500
DRS Technologies, Inc.:
6.625%, 2/1/2016	10,000	10,100
6.875%, 11/1/2013	65,000	64,350
7.625%, 2/1/2018	80,000	83,600
Education Management LLC, 8.75%, 6/1/2014	5,000	4,175
Esco Corp., 144A, 8.625%, 12/15/2013	45,000	44,100
General Cable Corp., 7.125%, 4/1/2017	15,000	13,500
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	10,000	8,350
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	20,000	18,300
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	10,000	7,100
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	90,000	57,150
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	20,000	19,100
9.375%, 5/1/2012	60,000	61,200
Kansas City Southern Railway Co., 7.5%, 6/15/2009	20,000	20,000
Lockheed Martin Corp., 4.121%, 3/14/2013	1,500,000	1,450,118
Mobile Services Group, Inc., 9.75%, 8/1/2014	25,000	23,250
Moog, Inc., 144A, 7.25%, 6/15/2018	10,000	9,600
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	35,000	32,200
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	75,000	25,500
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	20,000	18,800
Seitel, Inc., 9.75%, 2/15/2014	15,000	12,225
Titan International, Inc., 8.0%, 1/15/2012	85,000	82,450
TransDigm, Inc., 7.75%, 7/15/2014	15,000	14,100
Union Pacific Corp., 5.7%, 8/15/2018	1,250,000	1,164,106
United Rentals North America, Inc.:
6.5%, 2/15/2012	15,000	12,525
7.0%, 2/15/2014	65,000	45,500
US Concrete, Inc., 8.375%, 4/1/2014	30,000	23,400

		3,729,374
Information Technology 0.5%
Alion Science & Technology Corp., 10.25%, 2/1/2015	20,000	12,600
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	60,000	41,400
L-3 Communications Corp.:
5.875%, 1/15/2015	80,000	72,400
Series B, 6.375%, 10/15/2015	35,000	32,200
Lucent Technologies, Inc., 6.45%, 3/15/2029	75,000	45,750
MasTec, Inc., 7.625%, 2/1/2017	35,000	29,575
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	45,000	39,375

SunGard Data Systems, Inc., 10.25%, 8/15/2015	60,000	52,050
Tyco Electronics Group SA, 6.55%, 10/1/2017	500,000	481,143
Vangent, Inc., 9.625%, 2/15/2015	15,000	12,225
Xerox Corp., 5.65%, 5/15/2013	1,300,000	1,262,664

		2,081,382
Materials 0.5%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	15,000	13,163
ARCO Chemical Co., 9.8%, 2/1/2020	195,000	117,000
Cascades, Inc., 7.25%, 2/15/2013	67,000	52,260
Chemtura Corp., 6.875%, 6/1/2016	50,000	40,000
CPG International I, Inc., 10.5%, 7/1/2013	50,000	34,000
Exopack Holding Corp., 11.25%, 2/1/2014	80,000	67,200
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	65,000	63,862
8.375%, 4/1/2017	120,000	118,200
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)	196,563	143,491
144A, 10.698% ***, 12/31/2009	322,000	235,060
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	15,000	13,387
Hexcel Corp., 6.75%, 2/1/2015	95,000	91,200
Huntsman LLC, 11.625%, 10/15/2010	122,000	124,440
Innophos, Inc., 8.875%, 8/15/2014	10,000	10,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012	45,000	37,575
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	70,000	62,650
Metals USA Holdings Corp., 8.791% ***, 7/1/2012 (PIK)	15,000	12,000
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	15,000	8,550
Momentive Performance Materials, Inc., 9.75%, 12/1/2014	50,000	39,500
Monsanto Co., 5.875%, 4/15/2038	500,000	453,131
NewMarket Corp., 7.125%, 12/15/2016	65,000	62,400
Radnor Holdings Corp., 11.0%, 3/15/2010**	40,000	50
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017	35,000	27,300
8.375%, 7/1/2012	25,000	21,000
Steel Dynamics, Inc.:
6.75%, 4/1/2015	15,000	12,900
7.375%, 11/1/2012	10,000	9,150
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	50,000	47,500
The Mosaic Co., 144A, 7.375%, 12/1/2014	40,000	41,411
Witco Corp., 6.875%, 2/1/2026	60,000	38,100
Wolverine Tube, Inc., 10.5%, 4/1/2009	40,000	38,800

		2,035,280
Telecommunication Services 0.7%
BCM Ireland Preferred Equity Ltd., 144A, 11.964% ***, 2/15/2017 (PIK) EUR	88,929	59,390
Centennial Communications Corp.:
10.0%, 1/1/2013	15,000	14,363
10.125%, 6/15/2013	40,000	39,600
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	50,000	45,000
8.375%, 1/15/2014	25,000	21,750
Cricket Communications, Inc.:
9.375%, 11/1/2014	55,000	51,150
144A, 10.0%, 7/15/2015	50,000	47,750
Embratel, Series B, 11.0%, 12/15/2008	34,000	34,042
Intelsat Corp.:
144A, 9.25%, 8/15/2014	10,000	9,350

144A, 9.25%, 6/15/2016	110,000	101,200
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015	60,000	54,900
iPCS, Inc., 4.926% ***, 5/1/2013	10,000	8,150
MetroPCS Wireless, Inc., 9.25%, 11/1/2014	60,000	56,100
Nortel Networks Ltd.:
7.041% ***, 7/15/2011	25,000	16,688
144A, 10.75%, 7/15/2016	35,000	21,438
Qwest Corp.:
7.25%, 9/15/2025	10,000	7,450
7.875%, 9/1/2011	65,000	62,400
8.875%, 3/15/2012	15,000	14,700
Rogers Communications, Inc., 6.8%, 8/15/2018	1,250,000	1,182,537
Sprint Nextel Corp., 6.0%, 12/1/2016	25,000	19,250
Stratos Global Corp., 9.875%, 2/15/2013	15,000	14,625
Telesat Canada, 144A, 11.0%, 11/1/2015	225,000	180,000
Verizon Communications Inc., 4.35%, 2/15/2013	750,000	699,585

Virgin Media Finance PLC:
8.75%, 4/15/2014 EUR	45,000	48,780
8.75%, 4/15/2014	55,000	46,200
West Corp., 9.5%, 10/15/2014	15,000	11,475
Windstream Corp., 7.0%, 3/15/2019	25,000	20,000

		2,887,873
Utilities 1.0%
AES Corp.:
8.0%, 10/15/2017	45,000	40,613
144A, 8.0%, 6/1/2020	50,000	43,750
144A, 8.75%, 5/15/2013	152,000	152,760
9.5%, 6/1/2009	25,000	24,750
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	190,000	191,900
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	1,000,000	1,006,070
Appalachian Power Co., 7.0%, 4/1/2038	750,000	701,666
CenterPoint Energy, Inc., 6.5%, 5/1/2018	750,000	638,745
CMS Energy Corp., 8.5%, 4/15/2011	110,000	112,551
DPL, Inc., 6.875%, 9/1/2011	500,000	510,475
Edison Mission Energy, 7.0%, 5/15/2017	50,000	45,000
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017	70,000	63,175
Knight, Inc., 6.5%, 9/1/2012	15,000	14,138
Mirant Americas Generation LLC, 8.3%, 5/1/2011	45,000	43,313
Mirant North America LLC, 7.375%, 12/31/2013	20,000	18,800
NRG Energy, Inc.:
7.25%, 2/1/2014	55,000	51,012
7.375%, 2/1/2016	40,000	36,000
Regency Energy Partners LP, 8.375%, 12/15/2013	31,000	27,900
Reliant Energy, Inc., 7.875%, 6/15/2017	55,000	40,700
Sierra Pacific Resources:
6.75%, 8/15/2017	50,000	45,708
8.625%, 3/15/2014	8,000	8,193
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015	105,000	94,762

		3,911,981

Total Corporate Bonds (Cost $41,457,418)		36,934,131

Asset-Backed 1.2%
Automobile Receivables 0.2%
Capital Auto Receivables Asset Trust, “B”, Series 2006-1, 5.26%, 10/15/2010	566,000	555,208
Ford Credit Auto Owner Trust, “B”, Series 2007-B, 5.69%, 11/15/2012	379,000	326,181

		881,389
Home Equity Loans 0.5%
Countrywide Asset-Backed Certificates, “1AF2”, Series 2005-17, 5.363%, 5/25/2036	689,000	629,681
Credit-Based Asset Servicing and Securitization, “AF2”, Series 2006-CB2, 5.501%, 12/25/2036	1,352,388	1,230,264

		1,859,945
Miscellaneous 0.5%
SLM Student Loan Trust, “A3”, Series 2008-6, 3.714% ***, 1/25/2019	2,000,000	1,976,250

Total Asset-Backed (Cost $4,986,181)		4,717,584
Mortgage-Backed Securities Pass-Throughs 7.5%
Federal Home Loan Mortgage Corp.:
5.0%, 10/1/2035	2,427,923	2,366,372
5.5%, 4/1/2038	8,632,656	8,588,482
6.0%, with various maturities from 8/1/2035 until 3/1/2038	671,603	672,511
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2028 until 9/1/2035	2,257,600	2,136,362
5.5%, 4/1/2038	2,941,059	2,933,131
6.0%, with various maturities from 1/1/2024 until 5/1/2038	12,217,999	12,375,022
6.5%, with various maturities from 5/1/2017 until 1/1/2038	108,872	112,806
8.0%, 9/1/2015	129,294	137,462

Total Mortgage-Backed Securities Pass-Throughs (Cost $29,293,971)		29,322,148
Commercial and Non-Agency Mortgage-Backed Securities 9.1%
Adjustable Rate Mortgage Trust, “3A31”, Series 2005-10, 5.415% ***, 1/25/2036	1,000,000	736,295
Bear Stearns Adjustable Rate Mortgage Trust:
“13A2”, Series 2004-1, 4.26% ***, 4/25/2034	2,168,114	1,975,482
“12A5”, Series 2004-1, 4.403% ***, 4/25/2034	1,598,265	1,367,207
Citigroup Mortgage Loan Trust, Inc.:
“1A1A”, Series 2007-AR5, 5.614% ***, 4/25/2037	1,702,206	1,219,529
“1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	262,774	243,148
Countrywide Alternative Loan Trust:
“3A11”, Series 2005-20CB, 3.507% ***, 7/25/2035	1,129,527	1,112,241
“A1”, Series 2004-1T1, 5.0%, 2/25/2034	365,627	338,571
“1A5”, Series 2003-J1, 5.25%, 10/25/2033	392,977	382,612
“4A3”, Series 2005-43, 5.682% ***, 10/25/2035	653,782	398,695
“A1”, Series 2004-35T2, 6.0%, 2/25/2035	405,489	375,836
“3A5”, Series 2005-28CB, 6.0%, 8/25/2035	1,827,491	1,755,978
“1A4”, Series 2006-43CB, 6.0%, 2/25/2037	1,048,012	1,005,000
Credit Suisse Mortgage Capital Certificates Trust, “A3”, Series 2008-C1, 6.426% ***, 2/15/2041	1,500,000	1,319,358
First Horizon Alternative Mortgage Securities, “1A7”, Series 2006-FA8, 6.0%, 2/25/2037	1,725,208	1,572,801
GS Mortgage Securities Corp. II, “AAB”, Series 2006-GG8, 5.535%, 11/10/2039	1,800,000	1,648,905
JPMorgan Alternative Loan Trust, “2A4”, Series 2006-S1, 5.5%, 2/25/2021	2,138,298	2,081,424
JPMorgan Chase Commercial Mortgage Securities Corp., “ASB”, Series 2007-CB20, 5.688%, 2/12/2051	3,750,000	3,323,872
LB-UBS Commercial Mortgage Trust, “A2”, Series 2005-C2, 4.821%, 4/15/2030	129,149	126,771
Mastr Adjustable Rate Mortgages Trust, “2A1”, Series 2007-1, 5.965% ***, 11/25/2036	2,619,216	2,013,111
Structured Adjustable Rate Mortgage Loan Trust:
“6A3”, Series 2005-21, 5.4%, 11/25/2035	900,000	664,227
“1A1”, Series 2005-17, 5.696% ***, 8/25/2035	1,107,741	874,439
Structured Asset Securities Corp., “4A1”, Series 2005-6, 5.0%, 5/25/2035	131,362	114,860
Wachovia Bank Commercial Mortgage Trust:

“APB”, Series 2006-C23, 5.446%, 1/15/2045	2,100,000	1,924,501
“APB”, Series 2007-C34, 5.617%, 5/15/2046	2,875,000	2,531,864
Wachovia Mortgage Loan Trust LLC, “1A1”, Series 2006-A, 5.465% ***, 5/20/2036	2,607,660	2,232,583
Washington Mutual Mortgage Pass-Through Certificates Trust:
“A6”, Series 2004-AR4, 3.795% ***, 6/25/2034	190,000	186,799
“1A6”, Series 2005-AR12, 4.833% ***, 10/25/2035	1,880,000	1,641,684
“1A3”, Series 2005-AR16, 5.101% ***, 12/25/2035	1,005,000	842,749
Wells Fargo Mortgage Backed Securities Trust, “1A1”, Series 2006-AR12, 6.03% ***, 9/25/2036	1,862,384	1,522,451

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $40,547,943)		35,532,993
Collateralized Mortgage Obligations 2.0%
Fannie Mae Whole Loan, “1A1”, Series 2004-W15, 6.0%, 8/25/2044	626,944	636,550
Federal Home Loan Mortgage Corp.:
“OS”, Series 3102, Principal Only, Zero Coupon, 1/15/2036	4,490,138	3,485,217
“H”, Series 2278, 6.5%, 1/15/2031	22,392	23,102
Federal National Mortgage Association, “2”, Series 379, Interest Only, 5.5%, 5/1/2037	2,644,644	587,072
Government National Mortgage Association, “CK”, Series 2007-31, 5.0%, 5/16/2037	3,000,000	2,879,693

Total Collateralized Mortgage Obligations (Cost $7,451,084)		7,611,634
Loan Participations and Assignments 0.3%
Senior Loans*** 0.3%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.713%, 4/2/2014	15,682	13,682
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 6.463%, 6/30/2013	20,000	18,700
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 7.213%, 4/11/2015	6,600	6,180
Term Loan B, LIBOR plus 3.25%, 7.213%, 4/11/2015	43,780	40,994
Buffets, Inc.:
Letter of Credit, 7.35%, 5/1/2013	20,302	7,334
Term Loan B, 10.954%, 11/1/2013	208,757	75,413
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 7.463%, 10/10/2014	213,212	180,777
Term Loan B3, LIBOR plus 3.5%, 7.463%, 10/10/2014	138,825	117,461
Ford Motor Co., Term Loan B, LIBOR plus 3.0% , 6.963%, 12/16/2013	24,937	16,645
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 6.213%, 9/16/2013	14,887	12,976
Golden Nugget, Term Loan, 6.68%, 6/16/2014	35,000	18,375
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.963%, 3/26/2014	1,336	1,176
Term Loan B, LIBOR plus 2.0%, 5.963%, 3/26/2014	22,867	19,958
HCA, Inc., Term Loan A1, 5.262%, 11/18/2012	89,415	79,333
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 6.123%, 5/5/2013	132,840	101,992
Term Loan C2, LIBOR plus 2.25%, 6.123%, 5/5/2013	10,954	8,410
IASIS Healthcare LLC, 8.043%, 6/15/2014	79,035	68,761
Longview Power LLC:
Demand Draw, 5.75%, 4/1/2014	26,667	23,911
Letter of Credit, 3.663%, 4/1/2014	13,333	11,956
Term Loan B, 5.125%, 4/1/2014	25,000	22,417
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 6.213%, 9/30/2014	23,027	15,773
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	10,198	8,974
Term Loan B, 6.149%, 8/23/2014	10,198	8,923
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	18,898	17,121
Term Loan B, LIBOR plus 3.0%, 6.963%, 10/31/2014	63,035	57,109
Tribune Co., Term Loan B, 5.786%, 5/24/2014	49,152	25,698

Total Loan Participations and Assignments (Cost $1,275,259)							980,049
Preferred Securities 0.1%
Financials
Citigroup, Inc. Series E, 8.4%, 4/30/2018 (e)						35,000	23,823
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (e)						218,000	140,484
Xerox Capital Trust I, 8.0%, 2/1/2027						15,000	13,640

Total Preferred Securities (Cost $276,570)							177,947
Government & Agency Obligations 6.9%
US Treasury Obligations
US Treasury Bills:
1.35% ****, 10/16/2008 (f)						8,268,000	8,263,933
1.44% ****, 10/16/2008 (f)						178,000	177,912
US Treasury Bond, 4.75%, 2/15/2037						5,000,000	5,348,440
US Treasury Notes:
3.375%, 7/31/2013						6,000,000	6,109,218
3.875%, 5/15/2018						7,000,000	7,045,934

Total Government & Agency Obligations (Cost $26,993,953)							26,945,437
						Units	Value ($)

Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $116,776)						170,000	122,400
						Shares	Value ($)

Exchange Traded Fund 0.2%
iShares MSCI Japan Index Fund (Cost $1,095,200)						89,422	953,238
Cash Equivalents 5.9%
Cash Management QP Trust, 2.38% (g) (Cost $23,064,492)						23,064,492	23,064,492
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $414,829,705)						99.5	388,990,517
Other Assets and Liabilities, Net						0.5	2,081,060

Net Assets						100.0	391,071,577

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
American Color Graphics, Inc.	10.0%	6/15/2010	140,000	USD	95,100	9,800
Congoleum Corp.	8.625%	8/1/2008	190,000	USD	190,156	142,500
Quebecor World, Inc.	9.75%	1/15/2015	25,000	USD	25,000	10,125
Radnor Holdings Corp.	11.0%	3/15/2010	40,000	USD	25,775	50
Tropicana Entertainment LLC	9.625%	12/15/2014	75,000	USD	55,245	10,500
					391,276	172,975

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

****	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $417,020,686. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $28,030,169. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,748,395 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $45,778,564.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Security has deferred its 6/15/2008 interest payment until 12/15/2008.
(d)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 12/31/2008. This security is deemed to be non-income producing.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
GDR: Global Depositary Receipt

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: Represents the London InterBank Offered Rate.
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
PPS: Price Protected Shares
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2008, the Portfolio had unfunded loan commitments of $4,389 which could be extended at the option of the borrower, pursuant to the following loan agreement:
Unfunded Loan	Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	4,389	4,120	(269)

At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	12/15/2008	103	8,399,132	8,519,555	120,423
10 Year US Treasury Note	12/19/2008	371	43,008,351	42,525,875	(482,476)

2 Year US Treasury Note	12/31/2008	132	28,009,729	28,173,750	164,021
DJ Euro Stoxx 50 Index	12/19/2008	7	313,204	301,748	(11,456)
EOE Dutch Stock Index	10/17/2008	11	1,139,490	1,026,244	(113,246)
Hang Seng Stock Index	10/30/2008	44	5,364,043	5,123,138	(240,905)
IBEX 35 Index	10/17/2008	10	1,529,004	1,541,893	12,889
Nikkei 225 Index	12/11/2008	1	62,729	58,275	(4,454)
Russell 2000 Mini Index	12/19/2008	11	791,648	746,240	(45,408)
S&P 500 Index	12/18/2008	1	313,026	292,250	(20,776)
S&P 500 E Mini	12/19/2008	198	11,866,255	11,573,100	(293,155)
S&P MIB Index	12/19/2008	29	5,419,257	5,243,310	(175,947)
S&P TSE 60 Index	12/18/2008	6	825,118	798,421	(26,697)
Share Price Index 200	12/18/2008	2	189,368	185,116	(4,252)
United Kingdom Treasury Bond	12/29/2008	190	37,777,844	37,883,327	105,483
Total net unrealized depreciation					(1,015,956)

At September 30, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	12/18/2008	52	5,814,091	5,725,009	89,082
10 Year Federal Republic of Germany Bond	12/8/2008	322	51,698,425	52,162,578	(464,153)
10 Year Japan Government Bond	12/11/2008	21	27,175,898	27,157,538	18,360
2 Year Federal Republic of Germany Bond	12/8/2008	21	3,060,889	3,085,870	(24,981)
CAC 40 Index	10/17/2008	86	4,936,421	4,897,920	38,501
DAX Index	12/19/2008	12	2,526,872	2,486,739	40,133
DJ Euro Stoxx 50 Index	12/19/2008	99	4,306,859	4,267,578	39,281
FTSE 100 Index	12/19/2008	27	2,404,474	2,387,138	17,336
Russell 2000 Mini Index	12/19/2008	49	3,385,665	3,324,160	61,505
TOPIX Index	12/12/2008	44	5,025,735	4,492,878	532,857
Total net unrealized appreciation					347,921

At September 30, 2008, open credit default swap contracts purchased were as follows:

Effective/ Expiration Dates		Notional Amount ($)	Cash Flows Paid by the Portfolio	Underlying Debt Obligation		Unrealized Appreciation ($)

5/6/2008 6/20/2013		25,000[1]	Fixed — 7.25%		ARCO Chemical Co., 9.8%, 2/1/2020	4,046

At September 30, 2008, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates		Notional Amount ($)	Cash Flows Received by the Portfolio	Underlying Debt Obligation		Unrealized Appreciation/ (Depreciation) ($)

10/3/2007 12/20/2008		75,000[2]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013		(9,219)
10/4/2007 12/20/2008		80,000[3]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013		(9,935)
10/9/2007 12/20/2008		75,000[4]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018		(1,229)
10/5/2007 12/20/2008		45,000[2]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018		(732)
2/19/2008 3/20/2009		35,000[1]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009		200
2/26/2008 3/20/2009		25,000[1]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013		272
10/23/2007 12/20/2009		85,000[5]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018		(15,557)
12/13/2007 12/20/2009		25,000[1]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018		(5,051)
Total net unrealized depreciation						(41,251)

Counterparties:
1				Merrill Lynch, Pierce, Fenner & Smith, Inc.
2				JPMorgan Chase Securities, Inc.
3				Citigroup Global Markets, Inc.
4				The Goldman Sachs & Co.
5				Morgan Stanley Co., Inc.

As of September 30, 2008, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	132,400	USD	187,396	10/16/2008	687
USD	324,791	AUD	413,000	12/15/2008	382
GBP	9,113,000	USD	16,522,097	12/15/2008	276,530
USD	268,269	JPY	28,431,000	12/15/2008	2,030
USD	7,750,400	NZD	12,110,000	12/15/2008	279,709
Total unrealized appreciation					559,338

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
USD	3,900	EUR	2,700	10/16/2008	(93)
USD	10,513	EUR	7,200	10/16/2008	(360)
USD	1,236,033	CAD	1,312,000	12/15/2008	(250)
CHF	6,816,000	USD	5,989,455	12/15/2008	(118,537)
DKK	23,075,000	USD	4,302,549	12/15/2008	(68,441)
EUR	12,678,000	USD	17,635,605	12/15/2008	(270,235)
USD	24,832,139	NOK	145,751,000	12/15/2008	(140,298)
USD	1,240,429	SEK	8,521,000	12/15/2008	(8,701)
USD	40,327,427	SGD	57,439,000	12/15/2008	(205,467)
Total unrealized depreciation					(812,382)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's investments. Please see below for information on the Portfolio’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 212,755,728	$ (668,035)
Level 2	176,037,229	(290,518)
Level 3	197,560	-
Total	$ 388,990,517	$ (958,553)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at September 30, 2008.

Investments in Securities
Balance as of January 1, 2008	$ 240,978
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(47,774)
Amortization Premium/Discount	568
Net purchases (sales)	3,788
Net transfers in (out) of Level 3	-
Balance as of September 30, 2008	$ 197,560

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Portfolio’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 9.7%
Auto Components 0.2%
Autoliv, Inc.	3,300	111,375
Lear Corp.*	24,700	259,350

		370,725
Hotels Restaurants & Leisure 1.8%
McDonald's Corp.	36,200	2,233,540
Yum! Brands, Inc.	16,400	534,804

		2,768,344
Household Durables 0.5%
Leggett & Platt, Inc.	19,200	418,368
NVR, Inc.*	500	286,000

		704,368
Leisure Equipment & Products 0.2%
Hasbro, Inc.	8,500	295,120
Media 3.4%
Comcast Corp. "A"	111,700	2,192,671
DISH Network Corp. "A"*	23,800	499,800
Liberty Global, Inc. "A"*	2,300	69,690
The DIRECTV Group, Inc.*	95,800	2,507,086

		5,269,247
Specialty Retail 3.5%
AutoZone, Inc.*	7,400	912,716
Best Buy Co., Inc.	45,000	1,687,500
RadioShack Corp.	39,100	675,648
Rent-A-Center, Inc.*	4,300	95,804
The Gap, Inc.	36,400	647,192
TJX Companies, Inc.	42,800	1,306,256

		5,325,116
Textiles, Apparel & Luxury Goods 0.1%
Quiksilver, Inc.*	19,500	111,930
Wolverine World Wide, Inc.	1,700	44,982

		156,912
Consumer Staples 11.6%
Beverages 2.1%
Pepsi Bottling Group, Inc.	11,100	323,787
PepsiCo, Inc.	40,200	2,865,054

		3,188,841
Food & Staples Retailing 3.0%
Kroger Co.	48,500	1,332,780
Wal-Mart Stores, Inc.	55,300	3,311,917

		4,644,697

Food Products 1.0%
Chiquita Brands International, Inc.*	18,100	286,161
Darling International, Inc.*	11,200	124,432
Fresh Del Monte Produce, Inc.*	13,200	293,040
General Mills, Inc.	13,000	893,360

		1,596,993
Household Products 2.9%
Colgate-Palmolive Co.	38,700	2,916,045
Procter & Gamble Co.	21,800	1,519,242

		4,435,287
Personal Products 0.2%
Herbalife Ltd.	7,800	308,256
Tobacco 2.4%
Altria Group, Inc.	61,400	1,218,176
Philip Morris International, Inc.	52,400	2,520,440

		3,738,616
Energy 13.9%
Energy Equipment & Services 0.2%
Transocean, Inc.*	2,006	220,339
Oil, Gas & Consumable Fuels 13.7%
Apache Corp.	30,900	3,222,252
Chevron Corp.	33,400	2,754,832
Cimarex Energy Co.	19,900	973,309
ConocoPhillips	5,700	417,525
Encore Acquisition Co.*	25,700	1,073,746
ExxonMobil Corp.	4,740	368,109
Frontline Ltd. (a)	27,300	1,312,311
Hess Corp.	34,800	2,856,384
Mariner Energy, Inc.*	22,800	467,400
Massey Energy Co.	42,800	1,526,676
McMoRan Exploration Co.* (a)	23,200	548,448
Occidental Petroleum Corp.	38,200	2,691,190
Swift Energy Co.*	8,300	321,127
W&T Offshore, Inc.	25,500	695,895
Walter Industries, Inc.	38,100	1,807,845
Williams Companies, Inc.	5,700	134,805

		21,171,854
Financials 13.5%
Capital Markets 3.2%
Bank of New York Mellon Corp.	85,500	2,785,590
Invesco Ltd.	23,200	486,736
Northern Trust Corp.	7,100	512,620
State Street Corp.	20,700	1,177,416

		4,962,362
Commercial Banks 2.8%
Banco Bradesco SA (ADR)	27,500	442,750
Banco Santander SA (ADR)	5,900	88,618
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	23,900	2,411,988
Wells Fargo & Co.	36,600	1,373,598

		4,316,954
Consumer Finance 0.0%
Cash America International, Inc.	1,200	43,248

Diversified Financial Services 2.3%
Interactive Brokers Group, Inc. "A"*	1,900	42,123
JPMorgan Chase & Co.	75,100	3,507,170

		3,549,293
Insurance 4.8%
ACE Ltd.	15,800	855,254
Aflac, Inc.	3,500	205,625
Allied World Assurance Co. Holdings Ltd.	2,600	92,352
Assurant, Inc.	10,300	566,500
Berkshire Hathaway, Inc. "B"*	100	439,500
Manulife Financial Corp.	2,400	88,056
MetLife, Inc.	51,400	2,878,400
The Travelers Companies, Inc.	18,500	836,200
XL Capital Ltd. "A" (a)	80,200	1,438,788

		7,400,675
Real Estate Investment Trusts 0.4%
Boston Properties, Inc. (REIT) (a)	2,000	187,320
ProLogis (REIT)	5,200	214,604
Simon Property Group, Inc. (REIT)	2,000	194,000

		595,924
Health Care 12.4%
Biotechnology 2.3%
Amgen, Inc.*	2,700	160,029
Gilead Sciences, Inc.*	52,800	2,406,624
OSI Pharmaceuticals, Inc.*	18,200	897,078

		3,463,731
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	36,700	2,408,621
Becton, Dickinson & Co.	7,000	561,820
Kinetic Concepts, Inc.*	6,300	180,117

		3,150,558
Health Care Providers & Services 4.3%
Aetna, Inc.	65,300	2,357,983
Express Scripts, Inc.*	36,900	2,723,958
Humana, Inc.*	8,300	341,960
Kindred Healthcare, Inc.*	4,900	135,093
Medco Health Solutions, Inc.*	24,900	1,120,500

		6,679,494
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	21,200	442,020
Eli Lilly & Co.	40,300	1,774,409
Johnson & Johnson	8,900	616,592
Merck & Co., Inc.	30,400	959,424
Perrigo Co.	1,400	53,844
Pfizer, Inc.	6,200	114,328
Schering-Plough Corp.	88,200	1,629,054
Sepracor, Inc.*	11,800	216,058

		5,805,729
Industrials 11.7%
Aerospace & Defense 2.2%
General Dynamics Corp.	12,000	883,440
Goodrich Corp.	12,000	499,200

Honeywell International, Inc.	50,400	2,094,120

		3,476,760
Commercial Services & Supplies 0.3%
The Brink's Co.	8,900	543,078
Construction & Engineering 0.8%
EMCOR Group, Inc.*	15,700	413,224
Fluor Corp.	9,200	512,440
Perini Corp.*	10,900	281,111

		1,206,775
Electrical Equipment 0.9%
GrafTech International Ltd.*	87,700	1,325,147
Industrial Conglomerates 0.1%
General Electric Co.	6,000	153,000
Machinery 4.5%
AGCO Corp.*	35,200	1,499,872
Caterpillar, Inc.	36,400	2,169,440
Cummins, Inc.	26,600	1,162,952
Flowserve Corp.	5,300	470,481
Parker Hannifin Corp.	29,700	1,574,100

		6,876,845
Marine 0.1%
TBS International Ltd. "A"* (a)	13,700	184,402
Road & Rail 2.8%
Burlington Northern Santa Fe Corp.	27,200	2,514,096
Ryder System, Inc.	29,800	1,847,600

		4,361,696
Information Technology 16.1%
Communications Equipment 0.1%
Cisco Systems, Inc.*	7,400	166,944
Computers & Peripherals 7.9%
Hewlett-Packard Co.	87,800	4,059,872
International Business Machines Corp.	35,100	4,105,296
Lexmark International, Inc. "A"*	37,600	1,224,632
QLogic Corp.*	46,700	717,312
Western Digital Corp.*	95,300	2,031,796

		12,138,908
Electronic Equipment, Instruments & Components 0.6%
Avnet, Inc.*	2,600	64,038
Dolby Laboratories, Inc. "A"*	9,900	348,381
Jabil Circuit, Inc.	53,000	505,620

		918,039
Internet Software & Services 1.2%
eBay, Inc.*	20,000	447,600
Google, Inc. "A"*	3,400	1,361,768

		1,809,368
IT Services 2.7%
Accenture Ltd. "A"	24,400	927,200
Computer Sciences Corp.*	23,100	928,389
Visa, Inc. "A"	39,100	2,400,349

		4,255,938
Software 3.6%
Microsoft Corp.	197,800	5,279,282

Symantec Corp.*	14,800	289,784

		5,569,066
Materials 4.4%
Chemicals 2.7%
CF Industries Holdings, Inc.	23,900	2,185,894
Terra Industries, Inc.	69,200	2,034,480

		4,220,374
Metals & Mining 1.7%
AK Steel Holding Corp.	33,600	870,912
Nucor Corp.	23,900	944,050
United States Steel Corp.	10,100	783,861

		2,598,823
Telecommunication Services 3.9%
Diversified Telecommunication Services
AT&T, Inc.	50,300	1,404,376
Embarq Corp.	41,100	1,666,605
Verizon Communications, Inc.	92,900	2,981,161

		6,052,142
Utilities 1.1%
Electric Utilities 0.2%
Edison International	10,000	399,000
Gas Utilities 0.2%
ONEOK, Inc.	7,900	271,760
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	55,400	647,626
Constellation Energy Group, Inc.	5,500	133,650

		781,276
Multi-Utilities 0.2%
Dominion Resources, Inc.	2,500	106,950
Sempra Energy	3,200	161,504

		268,454

Total Common Stocks (Cost $168,006,823)		151,740,478
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.6%
US Treasury Bill, 1.35% **, 10/16/2008 (b) (Cost $838,528)	839,000	838,587
	Shares	Value ($)

Securities Lending Collateral 1.9%
Daily Assets Fund Institutional, 2.79% (c) (d) (Cost $2,909,060)	2,909,060	2,909,060
Cash Equivalents 1.2%
Cash Management QP Trust, 2.38% (c) (Cost $1,885,719)	1,885,719	1,885,719

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $173,640,130) †				102.0	157,373,844
Other Assets and Liabilities, Net				(2.0)	(3,012,381)

Net Assets				100.0	154,361,463

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $175,514,667. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $18,140,823. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,156,026 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,296,849.

(a)				All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $3,192,745 which is 2.1% of net assets.
(b)				At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
GDR: Global Depositary Receipt
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini	12/19/2008	47	2,942,583	2,747,150	(195,433)

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 156,535,257	$ (195,433)
Level 2	838,587	-
Level 3	-	-
Total	$ 157,373,844	$ (195,433)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Conservative Allocation VIP

	Shares	Value ($)

Equity Funds 36.4%
DWS Blue Chip VIP "A"	3,478	32,242
DWS Capital Growth VIP "A"	17,947	309,767
DWS Davis Venture Value VIP "A"	63,473	636,004
DWS Dreman High Return Equity VIP "A"	1,945	15,697
DWS Dreman Small Cap Value Fund "Institutional"	624	19,308
DWS Dreman Small Mid Cap Value VIP "A"	30,757	305,415
DWS Emerging Markets Equity Fund "Institutional"	4,352	66,112
DWS Equity 500 Index VIP "A"	8,828	108,050
DWS Global Opportunities VIP "A"	17,180	186,916
DWS Global Thematic VIP "A"	31,505	244,162
DWS Growth & Income VIP "A"	124,923	819,497
DWS Health Care VIP "A"	18,693	211,415
DWS International Select Equity VIP "A"	1,050	8,697
DWS International VIP "A"	49,769	427,516
DWS Janus Growth & Income VIP "A"	12,884	110,288
DWS Japan Equity Fund "S"	3,563	31,002
DWS Large Cap Value VIP "A"	130,680	1,504,130
DWS Mid Cap Growth VIP "A"	725	7,298
DWS RREEF Global Real Estate Securities Fund "Institutional"	8,108	64,945
DWS Small Cap Core Fund "S"	1,505	22,870
DWS Small Cap Growth VIP "A"	12,794	144,192
DWS Small Cap Index VIP "A"	2,573	30,080
DWS Technology VIP "A"	25,099	195,017

Total Equity Funds (Cost $7,486,240)		5,500,620
Fixed Income – Bond Funds 58.8%
DWS Core Fixed Income VIP "A"	416,587	4,253,358
DWS Emerging Markets Fixed Income Fund "Institutional"	7,049	75,074
DWS Global Bond Fund "S"	41,785	415,759
DWS Government & Agency Securities VIP "A"	106,037	1,290,467
DWS High Income VIP "A"	81,892	520,833
DWS Inflation Protected Plus Fund "Institutional"	30,686	309,620
DWS Short Duration Plus Fund "Institutional"	41,341	386,953
DWS US Bond Index Fund "Institutional"	163,503	1,628,490

Total Fixed Income – Bond Funds (Cost $9,557,081)		8,880,554
Fixed Income – Money Market Fund 3.4%
Cash Management QP Trust (Cost $515,347)	515,347	515,347
Exchange Traded Funds 1.6%
iShares MSCI Canada Index Fund	4,964	130,752
iShares MSCI EAFE Small Cap Index Fund	934	31,551
iShares MSCI United Kingdom Index Fund	5,265	87,662

Total Exchange Traded Funds (Cost $318,800)		249,965

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $17,877,468) †	100.2	15,146,486
Other Assets and Liabilities, Net	(0.2)	(34,045)

Net Assets	100.0	15,112,441

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $17,902,038. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $2,755,552. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,975 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,770,527.

MSCI: Morgan Stanley Capital International

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 15,146,486
Level 2	-
Level 3	-
Total	$ 15,146,486

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)

Corporate Bonds 20.5%
Consumer Discretionary 1.3%
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	250,000	282,251
10.125%, 4/15/2022	363,000	416,884
Comcast Corp., 6.4%, 5/15/2038	55,000	43,997
Grupo Televisa SA, 6.0%, 5/15/2018	600,000	566,263
Time Warner Cable, Inc., 7.3%, 7/1/2038	65,000	57,821
Time Warner Entertainment Co., LP, 10.15%, 5/1/2012	460,000	504,720
Time Warner, Inc., 7.7%, 5/1/2032	235,000	205,329
Viacom, Inc., 6.75%, 10/5/2037	550,000	472,455

		2,549,720
Consumer Staples 1.5%
CVS Caremark Corp., 6.302%, 6/1/2037	1,949,000	1,556,288
Kroger Co., 7.0%, 5/1/2018	375,000	371,117
Miller Brewing Co., 144A, 5.5%, 8/15/2013	840,000	828,684

		2,756,089
Energy 1.4%
Enterprise Products Operating LP, Series B, 5.6%, 10/15/2014	510,000	480,569
Northwest Pipelines GP, 144A, 6.05%, 6/15/2018	585,000	573,167
Petro-Canada, 6.8%, 5/15/2038 (a)	705,000	558,521
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	825,000	652,643
Valero Energy Corp., 7.5%, 4/15/2032	365,000	342,844

		2,607,744
Financials 9.0%
American International Group, Inc., 144A, 8.175%, 5/15/2058	195,000	31,238
Banco Mercantil del Norte SA, 144A, 6.862%, 10/13/2021	610,000	537,973
Bank of America NA, 5.3%, 3/15/2017 (a)	1,890,000	1,570,021
Berkshire Hathaway Finance Corp., 144A, 4.6%, 5/15/2013	1,170,000	1,150,411
Corp. Andina de Fomento:
5.75%, 1/12/2017	295,000	272,533
6.875%, 3/15/2012	210,000	219,114
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	545,000	495,335
144A, 7.0%, 10/15/2037	1,285,000	905,042
144A, 8.0%, 1/15/2011	1,346,000	1,377,017
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	940,000	897,238
FPL Group Capital, Inc., Series D, 7.3%, 9/1/2067	135,000	118,904
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067	445,000	328,348
HBOS PLC, 144A, 6.75%, 5/21/2018	195,000	163,503
HSBC Finance Corp., 5.25%, 1/15/2014	390,000	363,450
International Lease Finance Corp.:
6.375%, 3/25/2013	262,000	165,456
Series R, 6.625%, 11/15/2013 (a)	90,000	55,172

Merrill Lynch & Co., Inc.:
6.22%, 9/15/2026	500,000	374,826
7.75%, 5/14/2038	410,000	344,596
Morgan Stanley, Series F, 6.0%, 4/28/2015	790,000	537,379
National Australia Bank Ltd., 144A, 5.35%, 6/12/2013	485,000	465,993
PartnerRe Finance II, 6.44%, 12/1/2066	697,000	503,737
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	675,000	661,709
6.5%, 7/15/2018	315,000	297,867
StanCorp. Financial Group, Inc., 6.9%, 5/29/2067	940,000	791,597
Standard Chartered PLC, 144A, 7.014%, 12/30/2049	900,000	756,951
TNK-BP Finance SA, Series 5, 144A, 7.5%, 3/13/2013	245,000	193,550
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	345,000	334,702
Wells Fargo & Co., 5.25%, 10/23/2012	270,000	259,160
Wells Fargo Capital XV, 9.75%, 12/29/2049	1,210,000	1,173,700
Woori Bank, 144A, 6.208%, 5/2/2037	165,000	105,072
Xstrata Finance Canada Ltd.:
144A, 5.8%, 11/15/2016	940,000	846,965
144A, 6.9%, 11/15/2037	895,000	760,801

		17,059,360
Health Care 0.3%
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	550,000	516,336
Industrials 0.8%
General Electric Co., 5.25%, 12/6/2017	455,000	398,139
Rockies Express Pipeline LLC, 144A, 6.25%, 7/15/2013	1,175,000	1,159,094

		1,557,233
Information Technology 0.4%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	190,000	162,527
Tyco Electronics Group SA, 6.0%, 10/1/2012	695,000	684,950

		847,477
Materials 1.3%
ArcelorMittal, 144A, 5.375%, 6/1/2013	375,000	354,262
ArcelorMittal USA, 6.5%, 4/15/2014 (a)	380,000	385,928
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	1,295,000	1,233,645
Nucor Corp., 6.4%, 12/1/2037	555,000	507,368

		2,481,203
Telecommunication Services 0.5%
Qwest Corp., 7.625%, 6/15/2015	234,000	203,580
Telecom Italia Capital, 7.721%, 6/4/2038	445,000	368,825
Verizon Communications, Inc., 6.9%, 4/15/2038 (a)	425,000	376,729

		949,134
Utilities 4.0%
Arizona Public Service Co., 6.875%, 8/1/2036	1,045,000	884,284
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	980,000	979,177
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	560,000	492,912
7.5%, 6/30/2066	640,000	546,579
Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,305,000	1,000,310
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,715,000	1,570,031
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,580,000	1,280,412

Union Electric Co., 6.7%, 2/1/2019 (a)	815,000	786,989

		7,540,694

Total Corporate Bonds (Cost $44,071,418)		38,864,990
Asset-Backed 1.6%
Home Equity Loans
Countrywide Asset-Backed Certificates:
"A6", Series 2006-S6, 5.657%, 3/25/2034	1,840,000	980,901
"A6", Series 2006-15, 5.826%, 10/25/2046	640,000	465,632
"A1B", Series 2007-S1, 5.888%, 11/25/2036	739,769	643,015
"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,830,000	974,107
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036 *	459,930	46

Total Asset-Backed (Cost $5,501,925)		3,063,701
Mortgage-Backed Securities Pass-Throughs 18.9%
Federal Home Loan Mortgage Corp., 6.0%, 12/1/2034	923,973	937,544
Federal National Mortgage Association:
4.5%, with various maturities from 8/1/2033 until 10/1/2033	2,774,410	2,625,611
5.0%, with various maturities from 8/1/2033 until 7/1/2037	1,341,535	1,310,482
5.166% **, 9/1/2038	690,000	683,624
5.5%, with various maturities from 2/1/2024 until 7/1/2037	21,699,244	21,643,018
6.0%, 4/1/2024	1,226,025	1,250,546
6.5%, with various maturities from 3/1/2017 until 4/1/2037	7,223,754	7,420,581
8.0%, 9/1/2015	23,289	24,760

Total Mortgage-Backed Securities Pass-Throughs (Cost $35,621,780)		35,896,166
Commercial and Non-Agency Mortgage-Backed Securities 39.1%
Adjustable Rate Mortgage Trust:
"3A31", Series 2005-10, 5.415% **, 1/25/2036	1,265,000	931,413
"1A4", Series 2006-2, 5.752% **, 5/25/2036	1,705,000	1,283,168
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-1, 5.451%, 1/15/2049	1,335,000	1,119,127
"H", Series 2007-3, 144A, 5.658% **, 6/10/2049	1,050,000	338,248
"A4", Series 2007-2, 5.688% **, 4/10/2049	675,000	578,315
"AM", Series 2007-4, 5.812% **, 2/10/2051	545,000	424,671
Banc of America Mortgage Securities, Inc., "1A20", Series 2005-3, 5.5%, 4/25/2035	1,840,000	1,731,972
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% **, 2/25/2036	2,450,064	2,118,086
"2A1", Series 2006-4, 5.788% **, 10/25/2036	1,336,477	967,679
"22A1", Series 2007-4, 5.998% **, 6/25/2047	1,268,000	947,688
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.285% **, 12/25/2035	2,256,039	1,991,284
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	896,977	865,548
Citigroup Commercial Mortgage Trust, "A4", Series 2007-C6, 5.7% **, 12/10/2049	600,000	512,831
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7% **, 3/25/2036	1,135,391	979,296
"1A1", Series 2006-AR1, 4.9% **, 10/25/2035	371,397	339,379
"1A2", Series 2006-AR2, 5.523% **, 3/25/2036	1,779,977	1,537,970
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	911,863	843,759
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2007-CD4, 5.322%, 12/11/2049	880,000	734,384
"F", Series 2007-CD4, 5.555%, 12/11/2049	960,000	427,710
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	17,000	16,966
"A2", Series 2003-21T1, 5.25%, 12/25/2033	889,189	806,270
"A6", Series 2004-14T2, 5.5%, 8/25/2034	803,123	764,358
"7A1", Series 2004-J2, 6.0%, 12/25/2033	211,684	171,861

"1A1", Series 2004-J1, 6.0%, 2/25/2034	121,425	104,653
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	2,090,000	1,375,349
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG9, 5.444%, 3/10/2039	1,800,000	1,521,200
"AM", Series 2007-GG9, 5.475%, 3/10/2039	600,000	458,791
"A4", Series 2007-GG11, 5.736%, 12/10/2049	775,000	657,775
GS Mortgage Securities Corp., "2A1", Series 2008-2R, 144A, 7.5%, 10/25/2036	1,045,600	1,002,626
GS Mortgage Securities Corp. II:
"A4", Series 2007-GG10, 5.799% **, 8/10/2045	1,975,000	1,686,150
"AM", Series 2007-GG10, 5.799% **, 8/10/2045	1,375,000	1,075,823
GSR Mortgage Loan Trust, "2A1", Series 2007-AR1, 5.998% **, 3/25/2047	2,342,877	1,882,311
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.334% **, 12/25/2036	1,718,719	1,339,633
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.766% **, 1/25/2037	1,220,031	1,043,704
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2007-LD11, 5.804% **, 6/15/2049	2,430,000	2,286,775
"ASB", Series 2007-LD11, 5.819% **, 6/15/2049	3,180,000	2,859,056
"H", Series 2007-LD11, 144A, 5.819% **, 6/15/2049	1,610,000	527,934
"A4", Series 2007-LD12, 5.882%, 2/15/2051	650,000	554,036
"AM", Series 2007-LD12, 6.062% **, 2/15/2051	900,000	713,122
JPMorgan Mortgage Trust:
"2A4L", Series 2006-A6, 5.562% **, 10/25/2036	1,840,000	1,361,574
"2A4", Series 2006-A2, 5.755% **, 4/25/2036	2,565,000	1,841,165
Lehman Mortgage Trust, "3A3", Series 2006-1, 5.5%, 2/25/2036	1,637,039	1,503,301
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	471,070	432,060
"5A1", Series 2005-2, 6.5%, 12/25/2034	143,057	96,608
"8A1", Series 2004-3, 7.0%, 4/25/2034	32,356	28,989
MASTR Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	1,037,048	951,168
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	210,000	189,317
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.829% **, 6/12/2050	900,000	804,426
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	1,800,000	1,678,821
"AM", Series 2007-HQ12, 5.632% **, 4/12/2049	675,000	520,760
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,845,000	1,633,819
Residential Accredit Loans, Inc.:
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	1,269,896	1,066,895
"CB", Series 2004-QS2, 5.75%, 2/25/2034	609,235	526,457
Residential Funding Mortgage Securities I, "2A2", Series 2007-SA1, 5.622% **, 2/25/2037	2,158,087	1,669,791
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.824% **, 2/20/2047	2,132,543	1,779,487
Structured Adjustable Rate Mortgage Loan Trust, "6A3", Series 2005-21, 5.4%, 11/25/2035	1,485,000	1,095,975
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	634,382	554,688
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	1,310,000	1,209,752
"AJ", Series 2007-C30, 5.413%, 12/15/2043	1,850,000	1,197,665
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.156% **, 10/20/2035	2,125,862	1,914,650
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A1", Series 2003-S7, 4.5%, 8/25/2018	1,440,794	1,360,650
"1A3", Series 2005-AR16, 5.101% **, 12/25/2035	1,660,000	1,392,004
"2A2", Series 2007-HY5, 5.335% **, 5/25/2037	1,260,254	1,018,156
"1A1", Series 2007-HY4, 5.542% **, 4/25/2037	2,255,439	1,674,519
"1A1", Series 2006-AR16, 5.609% **, 12/25/2036	1,959,393	1,398,599
"1A1", Series 2007-HY2, 5.613% **, 12/25/2036	2,314,417	1,812,082
Wells Fargo Mortgage-Backed Securities Trust:
"A4", Series 2005-AR14, 5.387% **, 8/25/2035	1,700,000	1,269,980

"A1", Series 2006-3, 5.5%, 3/25/2036	1,718,688	1,609,718
"2A5", Series 2006-AR1, 5.55% **, 3/25/2036	1,700,000	1,198,911

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $89,819,588)		74,312,908
Collateralized Mortgage Obligations 8.6%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	918,313	932,382
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,644,316	1,610,538
"ME", Series 2775, 5.0%, 12/15/2032	1,165,000	1,148,355
"PD", Series 2890, 5.0%, 3/15/2033	1,485,000	1,463,113
"OG", Series 2889, 5.0%, 5/15/2033	1,770,000	1,739,901
"PE", Series 2898, 5.0%, 5/15/2033	860,000	846,489
"XD", Series 2941, 5.0%, 5/15/2033	1,055,000	1,034,657
"BG", Series 2869, 5.0%, 7/15/2033	335,000	331,367
"KD", Series 2915, 5.0%, 9/15/2033	1,341,000	1,318,033
"PE", Series 2165, 6.0%, 6/15/2029	1,324,202	1,337,366
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	426,534
"HE", Series 2005-22, 5.0%, 10/25/2033	1,540,000	1,509,154
"PG", Series 2002-3, 5.5%, 2/25/2017	446,964	451,702
"PH", Series 1999-19, 6.0%, 5/25/2029	1,324,943	1,345,309
"Z", Series 2001-14, 6.0%, 5/25/2031	837,258	841,963

Total Collateralized Mortgage Obligations (Cost $16,244,248)		16,336,863
Municipal Bonds and Notes 4.3%
Arizona, Salt River Project, Agricultural Improvement & Power District Electric Systems Revenue, Series A, 5.0%, 1/1/2038	480,000	452,558
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035	500,000	462,575
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033 (b)	670,000	690,328
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	945,000	966,178
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series B, 6.1%, 4/1/2015	1,145,000	1,153,049
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014 (b)	1,010,000	1,004,334
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014 (b)	585,000	615,186
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036 (b)	395,000	417,416
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022 (b)	865,000	875,475
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.03%, 5/15/2028 (b)	880,000	888,527
Texas, Pharr-San Juan-Alamo Independent School District, School Building Improvements, 5.0%, 2/1/2038 (c)	295,000	272,412
Texas, Eagle Mountain & Saginaw Independent School District, School Building Improvements, 5.0%, 8/15/2038	315,000	288,562

Total Municipal Bonds and Notes (Cost $8,097,637)		8,086,600
Government & Agency Obligations 3.1%
US Government Sponsored Agencies 1.0%
Federal National Mortgage Association, 6.625%, 11/15/2030 (a)	1,655,000	1,997,285
US Treasury Obligations 2.1%
US Treasury Bonds:
4.5%, 5/15/2038 (a)	304,000	313,833
5.5%, 8/15/2028 (a)	1,394,000	1,587,744
US Treasury Notes:
2.0%, 9/30/2010	209,000	209,065
3.125%, 9/30/2013	380,000	382,612

	4.0%, 8/15/2018 (a)	875,000	887,442
	4.875%, 5/31/2011 (a) (e)	500,000	535,937

			3,916,633

Total Government & Agency Obligations (Cost $5,890,544)			5,913,918
Preferred Securities 2.1%
Financials
	Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	400,000	307,286
	JPMorgan Chase & Co., Series 1, 7.9%, 4/30/2018 (d)	375,000	315,705
	Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	1,010,000	461,661
	Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 (d)	890,000	676,418
	PNC Financial Services Group, Inc., Series K, 8.25%, 5/21/2013 (d)	165,000	154,496
Royal Bank of Scotland Group PLC:
	144A, 6.99%, 10/5/2017 (d)	630,000	469,508
	Series U, 7.64%, 9/29/2017 (d)	600,000	447,011
	Stoneheath Re, 6.868%, 10/15/2011 (d)	250,000	137,750
	XL Capital Ltd., Series E, 6.5%, 4/15/2017 (d)	590,000	348,100
	ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037	1,000,000	670,000

Total Preferred Securities (Cost $5,915,513)			3,987,935
		Shares	Value ($)

Preferred Stock 0.1%
Delphi Financial Group, Inc., 7.376% (Cost $440,000)		17,600	249,700
Securities Lending Collateral 4.3%
Daily Assets Fund Institutional, 2.79% (f) (g) (Cost $8,160,373)		8,160,373	8,160,373
Cash Equivalents 1.2%
Cash Management QP Trust, 2.38% (f) (Cost $2,191,530)		2,191,530	2,191,530
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $221,954,556) †		103.8	197,064,684
Other Assets and Liabilities, Net		(3.8)	(7,216,120)

Net Assets		100.0	189,848,564

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

	*	Non-Income producing security.
	**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

	†

The cost for federal income tax purposes was $221,997,671. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $24,932,987. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $694,060 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,627,047.

	(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $7,738,126 which is 4.1% of net assets.
	(b)	Bond is insured by one of these companies:
	As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	0.5
Assured Guaranty Corp.	0.5

Financial Security Assurance, Inc.		1.3
(c)		When-issued security.
(d)		Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)		At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

5 Year US Treasury Note	12/31/2008	157	17,576,361	17,620,796	44,435

At September 30, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year US Treasury Note	12/19/2008	106	12,257,615	12,150,250	107,365

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's investments. Please see below for information on the Portfolio’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 10,601,603	$ 151,800
Level 2	186,325,331	-
Level 3	137,750	-
Total	$ 197,064,684	$ 151,800

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at September 30, 2008.

Investments in Securities
Balance as of January 1, 2008	$ 165,075

Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(27,325)
Amortization Premium/Discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of September 30, 2008	$ 137,750

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Portfolio’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Davis Venture Value VIP

	Shares	Value ($)

Common Stocks 99.3%
Consumer Discretionary 11.1%
Automobiles 1.2%
Harley-Davidson, Inc. (a)	70,380	2,625,174
Diversified Consumer Services 1.2%
H&R Block, Inc.	109,750	2,496,813
Household Durables 0.3%
Garmin Ltd.* (a)	9,680	328,539
Hunter Douglas NV	8,362	344,298

		672,837
Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	9,810	713,775
Liberty Media Corp. - Interactive "A"*	36,870	475,992

		1,189,767
Media 5.9%
Comcast Corp. Special "A" (a)	299,310	5,902,393
Grupo Televisa SA (ADR)	110,090	2,407,668
Liberty Media Corp. - Capital "A"*	7,285	97,473
Liberty Media Corp. - Entertainment "A"*	29,270	730,872
News Corp. "A"	198,750	2,383,013
WPP Group PLC (ADR) (a)	17,900	728,530

		12,249,949
Multiline Retail 0.1%
Sears Holdings Corp.* (a)	2,400	224,400
Specialty Retail 1.8%
Bed Bath & Beyond, Inc.* (a)	54,600	1,714,986
CarMax, Inc.* (a)	77,000	1,078,000
Lowe's Companies, Inc.	39,215	929,003

		3,721,989
Consumer Staples 14.8%
Beverages 2.3%
Diageo PLC (ADR)	40,970	2,821,194
Heineken Holding NV	47,700	1,893,376

		4,714,570
Food & Staples Retailing 6.7%
Costco Wholesale Corp.	162,400	10,544,632
CVS Caremark Corp.	93,019	3,131,020
Whole Foods Market, Inc. (a)	16,800	336,504

		14,012,156
Food Products 0.2%
The Hershey Co. (a)	11,160	441,266
Household Products 1.4%
Procter & Gamble Co.	42,400	2,954,856

Personal Products 0.4%
Avon Products, Inc.	19,400	806,458
Tobacco 3.8%
Altria Group, Inc.	117,350	2,328,224
Philip Morris International, Inc.	117,010	5,628,181

		7,956,405
Energy 17.0%
Energy Equipment & Services 0.9%
Transocean, Inc.*	17,591	1,932,196
Oil, Gas & Consumable Fuels 16.1%
Canadian Natural Resources Ltd.	46,160	3,160,114
China Coal Energy Co. "H"	934,200	971,426
ConocoPhillips	117,120	8,579,040
Devon Energy Corp.	78,540	7,162,848
EOG Resources, Inc.	67,100	6,002,766
Occidental Petroleum Corp.	107,700	7,587,465
OGX Petroleo e Gas Participacoes SA*	800	162,699

		33,626,358
Financials 32.7%
Capital Markets 5.5%
Ameriprise Financial, Inc.	35,620	1,360,684
Bank of New York Mellon Corp.	103,250	3,363,885
E*TRADE Financial Corp.* (a)	15,700	43,960
Merrill Lynch & Co., Inc.	212,302	5,371,241
Morgan Stanley	7,600	174,800
State Street Corp.	7,100	403,848
The Goldman Sachs Group, Inc.	6,110	782,080

		11,500,498
Commercial Banks 3.2%
Toronto-Dominion Bank (a)	12,653	771,706
Wachovia Corp. (a)	52,037	182,130
Wells Fargo & Co.	151,080	5,670,032

		6,623,868
Consumer Finance 3.5%
American Express Co.	199,480	7,067,576
Discover Financial Services	11,250	155,475

		7,223,051
Diversified Financial Services 6.3%
Citigroup, Inc.	50,200	1,029,602
JPMorgan Chase & Co.	226,124	10,559,991
Moody's Corp. (a)	48,400	1,645,600

		13,235,193
Insurance 13.2%
Ambac Financial Group, Inc. (a)	26,660	62,118
American International Group, Inc. (a)	179,470	597,635
Aon Corp.	36,450	1,638,792
Berkshire Hathaway, Inc. "B"*	2,434	10,697,430
Loews Corp.	123,500	4,877,015
Markel Corp.*	460	161,690
MBIA, Inc. (a)	19,420	231,098
NIPPONKOA Insurance Co., Ltd.	196,200	1,106,252
Principal Financial Group, Inc.	14,250	619,732

Progressive Corp.	216,292	3,763,481
Sun Life Financial, Inc.	8,470	299,584
Tokio Marine Holdings, Inc.	43,300	1,571,287
Transatlantic Holdings, Inc. (a)	35,973	1,955,133

		27,581,247
Real Estate Management & Development 1.0%
Brookfield Asset Management Inc. "A"	50,700	1,391,208
Hang Lung Group Ltd.	222,000	703,730

		2,094,938
Health Care 4.5%
Health Care Equipment & Supplies 1.1%
Covidien Ltd.	42,850	2,303,616
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	34,040	1,677,491
Express Scripts, Inc.*	26,190	1,933,346
UnitedHealth Group, Inc.	55,700	1,414,223

		5,025,060
Pharmaceuticals 1.0%
Johnson & Johnson	16,190	1,121,643
Schering-Plough Corp.	46,600	860,702

		1,982,345
Industrials 6.0%
Air Freight & Logistics 0.6%
Toll Holdings Ltd.	42,477	238,082
United Parcel Service, Inc. "B"	15,600	981,084

		1,219,166
Airlines 0.0%
Virgin Blue Holdings Ltd.	42,477	10,968
Commercial Services & Supplies 1.3%
Iron Mountain, Inc.* (a)	113,949	2,781,495
Electrical Equipment 0.1%
ABB Ltd. (ADR) (Registered)	7,400	143,560
Industrial Conglomerates 1.1%
Siemens AG (Registered)	9,540	895,371
Tyco International Ltd.	43,050	1,507,611

		2,402,982
Marine 0.7%
China Shipping Development Co., Ltd. "H"	388,000	512,621
Kuehne & Nagel International AG (Registered)	13,720	914,817

		1,427,438
Professional Services 1.2%
Dun & Bradstreet Corp.	26,400	2,491,104
Road & Rail 0.0%
Asciano Group	30,600	79,815
Transportation Infrastructure 1.0%
China Merchants Holdings International Co., Ltd.	519,223	1,669,857
Cosco Pacific Ltd.	320,600	367,307

		2,037,164

Information Technology 8.1%
Communications Equipment 0.6%
Cisco Systems, Inc.*	53,300	1,202,448
Computers & Peripherals 1.6%
Dell, Inc.*	88,640	1,460,787
Hewlett-Packard Co.	39,460	1,824,631

		3,285,418
Electronic Equipment, Instruments & Components 1.6%
Agilent Technologies, Inc.*	73,430	2,177,933
Tyco Electronics Ltd.	43,780	1,210,955

		3,388,888
Internet Software & Services 0.7%
eBay, Inc.*	21,650	484,527
Google, Inc. "A"*	2,647	1,060,176

		1,544,703
IT Services 0.2%
Visa, Inc. "A"	6,140	376,935
Semiconductors & Semiconductor Equipment 1.0%
Texas Instruments, Inc.	97,400	2,094,100
Software 2.4%
Microsoft Corp.	184,400	4,921,636
Materials 4.5%
Construction Materials 1.8%
Martin Marietta Materials, Inc. (a)	20,100	2,250,798
Vulcan Materials Co. (a)	19,460	1,449,770

		3,700,568
Containers & Packaging 1.7%
Sealed Air Corp.	166,000	3,650,340
Metals & Mining 0.6%
BHP Billiton PLC	28,350	641,289
Rio Tinto PLC	10,100	628,430

		1,269,719
Paper & Forest Products 0.4%
Sino-Forest Corp.*	64,300	810,207
Telecommunication Services 0.4%
Wireless Telecommunication Services
Sprint Nextel Corp.	148,000	902,800
Utilities 0.2%
Independent Power Producers & Energy Traders
AES Corp.*	31,600	369,404

Total Common Stocks (Cost $163,649,209)		207,305,868
	Principal Amount ($)	Value ($)

Corporate Bonds 0.2%
Materials
Sino-Forest Corp., 144A, 5.0%, 8/1/2013 (Cost $340,000)	340,000	309,400

	Shares	Value ($)

Securities Lending Collateral 8.5%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $17,813,444)	17,813,444	17,813,444
Cash Equivalents 0.3%
Cash Management QP Trust, 2.38% (b) (Cost $708,715)	708,715	708,715
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $182,511,368) †	108.3	226,137,427
Other Assets and Liabilities, Net	(8.3)	(17,356,117)

Net Assets	100.0	208,781,310

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $182,726,662. At September 30, 2008, net unrealized appreciation for all securities based on tax cost was $43,410,765. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $69,944,615 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,533,850.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $18,101,491 which is 8.7% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 213,279,101
Level 2	12,858,326
Level 3	-
Total	$ 226,137,427

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Dreman High Return Equity VIP

	Shares	Value ($)

Common Stocks 99.8%
Consumer Discretionary 11.5%
Hotels Restaurants & Leisure 1.3%
Carnival Corp. (Unit)	170,300	6,020,105
Media 0.2%
Walt Disney Co.	30,700	942,183
Multiline Retail 0.9%
Macy's, Inc.	231,510	4,162,550
Specialty Retail 9.1%
Borders Group, Inc.	374,900	2,459,344
Lowe's Companies, Inc.	881,600	20,885,104
Staples, Inc.	853,910	19,212,975

		42,557,423
Consumer Staples 8.1%
Tobacco
Altria Group, Inc.	1,174,097	23,294,085
Philip Morris International, Inc.	164,854	7,929,477
UST, Inc.	103,500	6,886,890

		38,110,452
Energy 28.2%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	374,500	18,166,995
Apache Corp.	186,900	19,489,932
Chevron Corp.	251,100	20,710,728
ConocoPhillips	433,514	31,754,900
Devon Energy Corp.	303,000	27,633,600
Occidental Petroleum Corp.	112,500	7,925,625
Valero Energy Corp.	207,800	6,296,340

		131,978,120
Financials 23.9%
Commercial Banks 10.1%
KeyCorp.	1,134,918	13,550,921
PNC Financial Services Group, Inc.	310,494	23,193,902
US Bancorp.	268,400	9,667,768
Wachovia Corp.	332,400	1,163,400

		47,575,991
Diversified Financial Services 9.7%
Bank of America Corp.	787,219	27,552,665
CIT Group, Inc.	532,600	3,706,896
Citigroup, Inc.	512,800	10,517,528
JPMorgan Chase & Co.	77,050	3,598,235

		45,375,324

Insurance 2.9%
Chubb Corp.	187,110	10,272,339
Hartford Financial Services Group, Inc.	75,888	3,110,649

		13,382,988
Thrifts & Mortgage Finance 1.2%
Fannie Mae	1,344,676	2,057,354
Freddie Mac (a)	1,385,891	2,369,874
Sovereign Bancorp., Inc.	312,119	1,232,870
Washington Mutual, Inc. (a)	1,394,944	114,385

		5,774,483
Health Care 16.4%
Biotechnology 0.6%
Amgen, Inc.*	50,500	2,993,135
Health Care Providers & Services 7.9%
Aetna, Inc.	417,900	15,090,369
UnitedHealth Group, Inc.	864,700	21,954,733

		37,045,102
Pharmaceuticals 7.9%
Eli Lilly & Co.	82,000	3,610,460
Pfizer, Inc.	1,075,391	19,830,210
Wyeth	366,300	13,531,122

		36,971,792
Industrials 9.4%
Aerospace & Defense 3.9%
Northrop Grumman Corp.	112,500	6,810,750
United Technologies Corp.	190,900	11,465,454

		18,276,204
Air Freight & Logistics 1.2%
FedEx Corp.	72,040	5,694,042
Industrial Conglomerates 4.3%
3M Co.	163,416	11,162,947
General Electric Co.	353,600	9,016,800

		20,179,747
Information Technology 0.0%
Communications Equipment
Nortel Networks Corp.*	51	114
Materials 0.8%
Chemicals 0.0%
Tronox, Inc. "B"	490	51
Metals & Mining 0.8%
BHP Billiton Ltd. (ADR) (a)	76,400	3,972,036
Telecommunication Services 1.5%
Diversified Telecommunication Services
FairPoint Communications, Inc. (a)	6,366	55,193
Verizon Communications, Inc.	213,800	6,860,842

		6,916,035

Total Common Stocks (Cost $542,110,864)		467,927,877
Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $4,758,850)	4,758,850	4,758,850

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $546,869,714) †	100.8	472,686,727
Other Assets and Liabilities, Net (a)	(0.8)	(3,975,807)

Net Assets	100.0	468,710,920

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $549,880,411. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $77,193,684. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $106,553,842 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $183,747,526.

(a)

All or a portion of these securities were on loan amounting to $3,051,598. In addition, included in other assets and liabilities is a pending sale, amounting to $15,035 that is also on loan. The value of all securities loaned at September 30, 2008 amounted to $3,066,633 which is 0.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 472,686,727
Level 2	-
Level 3	-
Total	$ 472,686,727

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)

Common Stocks 95.1%
Consumer Discretionary 6.9%
Auto Components 1.6%
Autoliv, Inc.	103,600	3,496,500
Tenneco, Inc.*	231,300	2,458,719

		5,955,219
Diversified Consumer Services 1.9%
Regis Corp.	266,150	7,319,125
Leisure Equipment & Products 1.5%
Mattel, Inc.	305,500	5,511,220
Specialty Retail 1.0%
The Men's Wearhouse, Inc. (a)	170,750	3,626,730
Textiles, Apparel & Luxury Goods 0.9%
Hanesbrands, Inc.*	153,000	3,327,750
Consumer Staples 12.1%
Food & Staples Retailing 2.9%
Ruddick Corp.	169,850	5,511,633
Weis Markets, Inc.	149,217	5,373,304

		10,884,937
Food Products 7.5%
Del Monte Foods Co.	798,650	6,229,470
Hormel Foods Corp.	160,100	5,808,428
Pilgrim's Pride Corp.	289,200	720,108
Ralcorp Holdings, Inc.*	109,550	7,384,765
Sanderson Farms, Inc. (a)	83,100	3,053,094
The J.M. Smucker Co.	89,700	4,546,893

		27,742,758
Tobacco 1.7%
Vector Group Ltd. (a)	345,960	6,109,659
Energy 7.6%
Energy Equipment & Services 4.6%
Atwood Oceanics, Inc.*	115,500	4,204,200
Hercules Offshore, Inc.*	204,700	3,103,252
Key Energy Services, Inc.*	452,950	5,254,220
Superior Energy Services, Inc.*	144,550	4,501,287

		17,062,959
Oil, Gas & Consumable Fuels 3.0%
Cimarex Energy Co.	101,100	4,944,801
Pinnacle Gas Resources, Inc. 144A*	241,000	303,660
St. Mary Land & Exploration Co.	82,950	2,957,167
Walter Industries, Inc.	60,200	2,856,490

		11,062,118

Financials 23.0%
Capital Markets 0.2%
FBR Capital Markets Corp. 144A*	95,600	619,488
Commercial Banks 3.8%
Boston Private Financial Holdings, Inc. (a)	260,100	2,273,274
KeyCorp.	439,800	5,251,212
MB Financial, Inc.	198,600	6,567,702

		14,092,188
Diversified Financial Services 0.3%
CIT Group, Inc.	183,500	1,277,160
Insurance 15.9%
Arch Capital Group Ltd.*	81,900	5,981,157
Argo Group International Holdings Ltd.*	203,188	7,487,478
Endurance Specialty Holdings Ltd.	245,650	7,595,498
Hanover Insurance Group, Inc.	122,800	5,589,856
HCC Insurance Holdings, Inc.	252,650	6,821,550
Hilb Rogal & Hobbs Co.	160,300	7,492,422
IPC Holdings Ltd.	208,400	6,295,764
Platinum Underwriters Holdings Ltd.	160,150	5,682,122
Protective Life Corp.	209,600	5,975,696

		58,921,543
Real Estate Investment Trusts 2.8%
Hospitality Properties Trust (REIT)	222,200	4,559,544
Ventas, Inc. (REIT)	122,200	6,039,124

		10,598,668
Health Care 9.7%
Health Care Equipment & Supplies 1.4%
Beckman Coulter, Inc.	73,400	5,210,666
Health Care Providers & Services 8.3%
Amedisys, Inc.* (a)	109,600	5,334,232
AmSurg Corp.*	222,800	5,674,716
Healthspring, Inc.*	368,400	7,795,344
LifePoint Hospitals, Inc.*	153,000	4,917,420
Lincare Holdings, Inc.*	233,400	7,023,006

		30,744,718
Industrials 19.3%
Aerospace & Defense 5.1%
Alliant Techsystems, Inc.*	73,400	6,895,196
Curtiss-Wright Corp.	117,200	5,326,740
DRS Technologies, Inc.	88,250	6,773,187

		18,995,123
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc.*	229,900	2,554,189
Construction & Engineering 1.2%
URS Corp.*	122,800	4,503,076
Electrical Equipment 5.2%
General Cable Corp.*	125,300	4,464,439
Hubbell, Inc. "B"	187,900	6,585,895
Regal-Beloit Corp. (a)	193,900	8,244,628

		19,294,962

Machinery 4.3%
Barnes Group, Inc.	291,550	5,895,141
Kennametal, Inc.	217,400	5,895,888
Mueller Water Products, Inc. "A" (a)	453,450	4,071,981

		15,863,010
Professional Services 1.9%
Kelly Services, Inc. "A"	363,750	6,929,438
Trading Companies & Distributors 0.9%
WESCO International, Inc.*	111,100	3,575,198
Information Technology 8.1%
Communications Equipment 1.6%
CommScope, Inc.*	166,200	5,757,168
Electronic Equipment, Instruments & Components 3.2%
Anixter International, Inc.*	118,000	7,022,180
Arrow Electronics, Inc.*	181,800	4,766,796

		11,788,976
IT Services 1.3%
Affiliated Computer Services, Inc. "A"*	98,700	4,997,181
Software 2.0%
Jack Henry & Associates, Inc.	370,950	7,541,413
Materials 2.9%
Chemicals 1.3%
CF Industries Holdings, Inc.	51,700	4,728,482
Hercules, Inc.	15,900	314,661

		5,043,143
Metals & Mining 1.6%
IAMGOLD Corp.	672,200	3,777,764
RTI International Metals, Inc.*	103,350	2,021,526

		5,799,290
Telecommunication Services 1.2%
Diversified Telecommunication Services
Windstream Corp.	419,000	4,583,860
Utilities 4.3%
Electric Utilities 2.9%
ALLETE, Inc.	122,550	5,453,475
IDACORP, Inc.	190,250	5,534,373

		10,987,848
Multi-Utilities 1.4%
Integrys Energy Group, Inc.	101,100	5,048,934

Total Common Stocks (Cost $400,041,362)		353,329,715
Securities Lending Collateral 4.1%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $15,053,800)	15,053,800	15,053,800
Cash Equivalents 4.8%
Cash Management QP Trust, 2.38% (b) (Cost $17,765,541)	17,765,541	17,765,541

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $432,860,703) †	104.0	386,149,056
Other Assets and Liabilities, Net	(4.0)	(14,713,346)

Net Assets	100.0	371,435,710

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $432,860,703. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $46,711,647. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,920,803 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $80,632,450.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $13,961,127 which is 3.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 386,149,056
Level 2	-
Level 3	-
Total	$ 386,149,056

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)

Common Stocks 94.0%
Australia 0.6%
Australian Wealth Management Ltd. (Cost $1,160,926)	622,643	617,368
Austria 1.8%
Flughafen Wien AG	19,400	1,222,952
Wienerberger AG (a)	19,745	536,695

(Cost $2,529,530)		1,759,647
Bermuda 1.3%
Lazard Ltd. "A" (Cost $1,084,557)	30,100	1,287,076
Brazil 3.8%
Companhia Vale do Rio Doce (ADR)	72,100	1,380,715
Santos Brasil Participacoes SA (Unit)	180,000	1,664,827
SLC Agricola SA	77,300	665,798

(Cost $4,563,237)		3,711,340
Canada 2.1%
Nexen, Inc.	27,129	629,632
Potash Corp. of Saskatchewan, Inc.	7,100	937,271
Viterra, Inc.*	53,900	515,070

(Cost $2,472,918)		2,081,973
Cayman Islands 1.2%
Fresh Del Monte Produce, Inc.* (Cost $1,620,667)	54,200	1,203,240
China 3.7%
Focus Media Holding Ltd. (ADR)* (a)	19,700	561,647
Mindray Medical International Ltd. (ADR)	20,300	684,719
Ping An Insurance (Group) Co. of China Ltd. "H"	318,500	1,863,577
Shanghai Electric Group Co., Ltd. "H"*	1,638,200	492,699
Sunshine Holdings Ltd.*	2,759,000	95,870

(Cost $5,057,166)		3,698,512
France 0.5%
Compagnie de Saint-Gobain (Cost $552,235)	9,347	488,524
Germany 7.6%
Axel Springer AG	7,182	648,062
Commerzbank AG	26,900	401,683
Daimler AG (Registered)	10,300	520,562
Deutsche Boerse AG	29,400	2,680,311
Deutsche Post AG (Registered)	27,500	580,073
Fraport AG	16,400	980,843
Hamburger Hafen und Logistik AG	17,500	1,049,406
Stada Arzneimittel AG	17,200	694,025

(Cost $9,513,631)		7,554,965

Hong Kong 4.4%
Cheung Kong (Holdings) Ltd.	53,000	601,171
China Mobile Ltd.	57,500	575,716
China Water Affairs Group Ltd.*	1,075,700	185,225
CNOOC Ltd. (ADR)	15,500	1,774,905
GOME Electrical Appliances Holdings Ltd.	2,209,000	644,842
Hongkong & Shanghai Hotels Ltd.	607,242	591,211

(Cost $6,080,901)		4,373,070
India 3.0%
Bharti Airtel Ltd.*	96,245	1,637,072
ICICI Bank Ltd. (ADR)	54,200	1,274,784

(Cost $3,273,735)		2,911,856
Indonesia 0.5%
PT Bumi Resources Tbk (Cost $1,198,793)	1,456,100	481,819
Italy 0.6%
Gemina SpA* (Cost $973,795)	579,014	587,849
Japan 7.0%
Mitsubishi Heavy Industries Ltd.	514,000	2,221,631
Mitsui Fudosan Co., Ltd.	92,000	1,771,159
Mizuho Financial Group, Inc.	271	1,188,972
Toyota Motor Corp. (a)	41,300	1,753,480

(Cost $7,271,720)		6,935,242
Kazakhstan 0.7%
Kazakhstan Kagazy PLC (GDR) 144A*	181,200	320,724
Steppe Cement Ltd.*	124,003	335,710

(Cost $1,577,114)		656,434
Korea 0.4%
CDNetworks Co., Ltd.*	30,937	181,724
Daesang Corp.	33,056	222,843

(Cost $1,286,562)		404,567
Luxembourg 1.0%
Tenaris SA (ADR) (Cost $1,268,118)	27,100	1,010,559
Malaysia 0.8%
AMMB Holdings Bhd. (Cost $739,658)	894,900	774,199
Mexico 3.7%
America Movil SAB de CV "L" (ADR)	30,500	1,413,980
Cemex SAB de CV (ADR)*	29,000	499,380
Grupo Aeroportuario del Pacifico SA de CV "B" (ADR) (a)	69,700	1,781,532

(Cost $4,565,951)		3,694,892
Netherlands 2.0%
Chicago Bridge & Iron Co. NV (New York Shares)	19,600	377,104
QIAGEN NV* (a)	81,600	1,620,462

(Cost $2,064,567)		1,997,566
Russia 5.1%
Far Eastern Shipping Co.*	689,000	637,325
Gazprom (ADR) (b)	7,250	224,388
Gazprom (ADR) (b)	95,532	3,069,984
Globaltrans Investment PLC (GDR) 144A*	47,000	417,360

Mechel (ADR)* (a)	25,000	449,000
Novorossiysk Sea Trade Port (GDR) 144A*	36,800	235,520

(Cost $6,341,722)		5,033,577
Singapore 0.3%
Food Empire Holdings Ltd. (Cost $427,036)	831,000	265,946
Switzerland 3.6%
Nestle SA (Registered)	34,034	1,472,041
Roche Holding AG (Genusschein)	13,388	2,087,014

(Cost $3,744,708)		3,559,055
Taiwan 0.7%
MediaTek, Inc. (Cost $723,047)	67,000	699,666
Thailand 0.4%
Seamico Securities PCL (Foreign Registered)	2,354,200	157,132
Siam City Bank PCL (Foreign Registered)*	664,600	186,465

(Cost $590,716)		343,597
United Kingdom 6.5%
Aberdeen Asset Management PLC	294,133	675,704
Anglo American PLC	17,206	575,221
Antofagasta PLC (e)	55,054	396,928
BHP Billiton PLC	39,021	882,671
G4S PLC	451,968	1,630,169
GlaxoSmithKline PLC	60,270	1,302,097
Tesco PLC	137,300	954,847

(Cost $7,546,906)		6,417,637
United States 30.7%
AGCO Corp.*	22,600	962,986
Altria Group, Inc.	59,000	1,170,560
Archer-Daniels-Midland Co.	30,900	677,019
Bunge Ltd. (a)	34,600	2,186,028
Cisco Systems, Inc.*	41,350	932,856
CVS Caremark Corp.	44,900	1,511,334
eBay, Inc.*	90,700	2,029,866
ExxonMobil Corp.	14,300	1,110,538
General Mills, Inc.	10,800	742,176
Google, Inc. "A"*	5,120	2,050,662
Johnson & Johnson	10,050	696,264
Juniper Networks, Inc.*	23,800	501,466
Mattel, Inc.	97,700	1,762,508
Microsoft Corp.	86,600	2,311,354
Mylan, Inc.* (a)	154,900	1,768,958
National-Oilwell Varco, Inc.*	11,200	562,576
Oracle Corp.*	37,300	757,563
Owens-Illinois, Inc.*	40,600	1,193,640
Pfizer, Inc.	107,675	1,985,527
Philip Morris International, Inc.	10,400	500,240
Procter & Gamble Co.	5,500	383,295
Prudential Financial, Inc.	24,200	1,742,400
Stryker Corp.	22,100	1,376,830
Textron, Inc.	11,700	342,576

Walt Disney Co.	35,900	1,101,771

(Cost $34,096,197)		30,360,993

Total Common Stocks (Cost $112,326,113)		92,911,169
Preferred Stock 1.7%
Russia
Sberbank (Cost $3,140,210)	1,673,828	1,631,982
Participatory Note 0.7%
United States
Merrill Lynch Frontier Index Trust (issuer Merrill Lynch International & Co.), Expiration Date 2/27/2009 (Cost $1,023,048)	10,000	662,600
Exchange Traded Fund 2.1%
iShares Nasdaq Biotechnology Index Fund (a) (Cost $1,855,688)	25,925	2,109,258
Call Options Purchased 0.1%
General Electric Co., Expiration Date 1/16/2010, Strike Price $30.0 (Cost $212,772)	510	112,200
Securities Lending Collateral 7.9%
Daily Assets Fund Institutional, 2.79% (c) (d) (Cost $7,797,096)	7,797,096	7,797,096
Cash Equivalents 3.7%
Cash Management QP Trust, 2.38% (c) (Cost $3,631,213)	3,631,213	3,631,213
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $129,986,140) †	110.2	108,855,518
Other Assets and Liabilities, Net	(10.2)	(10,054,129)

Net Assets	100.0	98,801,389

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $132,100,264. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $23,244,746. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,706,685 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,951,431.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $7,843,112 which is 7.9% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)		Security is listed in country of domicile. Significant business activities of company are in Chile.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At September 30, 2008, the DWS Global Thematic VIP had the following sector diversification:

		As a % of Common,
		Preferred Stocks and
Sector	Market Value ($)	Participatory Notes
Financials	17,537,702	17.8%
Industrials	16,284,822	17.7%
Consumer Staples	12,470,437	13.1%
Health Care	12,215,896	12.8%
Information Technology	9,465,157	10.0%
Energy	8,864,401	9.3%
Consumer Discretionary	7,584,083	8.0%
Materials	6,971,260	7.3%
Telecommunication Services	3,626,768	3.8%
Utilities	185,225	0.2%
Total	95,205,751	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 63,008,987
Level 2	45,846,531
Level 3	-
Total	$ 108,855,518

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)

Mortgage-Backed Securities Pass-Throughs 78.9%
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019	47,095	46,200
5.0%, 12/1/2034	20,000,000	19,456,250
5.5%, 2/1/2017	38,713	39,499
6.5%, 9/1/2032	140,345	145,147
7.0%, with various maturities from 6/1/2032 until 8/1/2035	505,058	520,057
8.5%, 7/1/2030	2,413	2,623
Federal National Mortgage Association:
5.0%, 10/1/2033	585,350	571,608
6.0%, 12/1/2035	19,000,000	19,228,593
6.5%, 1/1/2038	1,873,271	1,922,664
7.0%, 9/1/2013	475	491
8.0%, 12/1/2024	11,627	12,474
Government National Mortgage Association:
5.0%, with various maturities from 5/20/2023 until 9/20/2038	16,510,455	16,314,890
5.5%, with various maturities from 10/15/2032 until 9/15/2038	49,827,926	49,919,977
6.0%, with various maturities from 4/15/2013 until 8/15/2038	40,159,523	40,879,334
6.5%, with various maturities from 3/15/2014 until 6/15/2038	10,105,511	10,424,725
7.0%, with various maturities from 10/15/2026 until 8/20/2038	5,411,787	5,644,792
7.5%, with various maturities from 4/15/2026 until 1/15/2037	1,902,400	2,023,733
9.5%, with various maturities from 6/15/2013 until 12/15/2022	50,774	56,114
10.0%, with various maturities from 2/15/2016 until 3/15/2016	15,557	17,561

Total Mortgage-Backed Securities Pass-Throughs (Cost $168,038,868)		167,226,732
Collateralized Mortgage Obligations 17.7%
Federal Home Loan Mortgage Corp.:
"MO", Series 3171, Principal Only, Zero Coupon, 6/15/2036	839,408	643,895
"AO", Series 3236, Principal Only, Zero Coupon, 11/15/2036	775,417	587,706
"FT", Series 3346, 2.838% *, 10/15/2033	2,629,203	2,546,696
"FA", Series 3237, 2.838% *, 11/15/2036	792,434	761,391
"SL", Series 2882, Interest Only, 4.713% *, 10/15/2034	1,260,714	131,149
"GZ", Series 2906, 5.0%, 9/15/2034	1,507,201	1,302,206
"ST", Series 2411, Interest Only, 6.263% *, 6/15/2021	4,363,341	412,099
"1A1", Series T-59, 6.5%, 10/25/2043	1,894,910	1,933,391
Federal National Mortgage Association:
"LO", Series 2005-50, Principal Only, Zero Coupon, 6/25/2035	1,077,541	561,016
"ZA", Series 2008-24, 5.0%, 4/25/2038	538,268	453,995
"AN", Series 2007-108, 8.912% *, 11/25/2037	2,495,443	2,753,775
Government National Mortgage Association:
"PO", Series 2004-68, Principal Only, Zero Coupon, 5/20/2031	1,735,328	1,458,125
"JO", Series 2006-22, Principal Only, Zero Coupon, 4/20/2036	999,713	761,853
"OD", Series 2006-36, Principal Only, Zero Coupon, 7/16/2036	472,767	390,846
"FH", Series 1999-18, 2.738% *, 5/16/2029	2,422,481	2,362,351
"FE", Series 2003-57, 2.788% *, 3/16/2033	154,563	149,179
"FB", Series 2001-28, 2.988% *, 6/16/2031	693,520	688,263
"SA", Series 2002-65, Interest Only, 3.063% *, 9/20/2032	4,452,409	242,840

"SB", Series 2008-36, Interest Only, 3.083% *, 4/20/2038	2,790,486	161,030
"NS", Series 2007-72, Interest Only, 3.343% *, 11/20/2037	786,555	43,650
"SP", Series 2005-61, Interest Only, 3.792% *, 8/16/2035	1,389,981	102,306
"GS", Series 2006-16, Interest Only, 3.803% *, 4/20/2036	1,442,590	123,916
"KS", Series 2004-96, Interest Only, 3.813% *, 7/20/2034	748,603	70,312
"GD", Series 2004-26, 5.0%, 11/16/2032	2,184,000	2,147,322
"LG", Series 2003-70, 5.0%, 8/20/2033	4,000,000	3,726,033
"KE", Series 2004-19, 5.0%, 3/16/2034	500,000	455,351
"ZM", Series 2004-24, 5.0%, 4/20/2034	1,869,815	1,669,651
"LE", Series 2004-87, 5.0%, 10/20/2034	1,000,000	919,836
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,315,352	1,163,107
"CK", Series 2007-31, 5.0%, 5/16/2037	1,000,000	959,898
"ZB", Series 2003-85, 5.5%, 10/20/2033	2,502,838	2,276,436
"B", Series 2005-88, 5.5%, 11/20/2035	1,804,000	1,714,619
"ZA", Series 2006-7, 5.5%, 2/20/2036	1,958,908	1,779,771
"SJ", Series 1999-43, Interest Only, 5.512% *, 11/16/2029	352,462	31,566
"PH" Series 2002- 84, 6.0%, 11/16/2032	500,000	493,815
"PB", Series 2001-53, 6.5%, 11/20/2031	1,500,000	1,528,735

Total Collateralized Mortgage Obligations (Cost $37,802,955)		37,508,130
Government & Agency Obligations 9.8%
US Government Sponsored Agencies 8.7%
Federal Home Loan Bank, 3.625%, 10/18/2013	17,000,000	16,534,455
Federal National Mortgage Association, 8.45% *, 2/27/2023	2,000,000	1,989,000

		18,523,455
US Treasury Obligations 1.1%
US Treasury Bill, 1.35% **, 10/16/2008 (a)	887,000	886,564
US Treasury Inflation-Indexed Note, 0.625%, 4/15/2013	1,040,500	981,972
US Treasury Note, 3.375%, 7/31/2013	500,000	509,101

		2,377,637

Total Government & Agency Obligations (Cost $21,067,302)		20,901,092
	Shares	Value ($)

Cash Equivalents 2.3%
Cash Management QP Trust, 2.38% (b) (Cost $4,830,517)	4,830,517	4,830,517
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $231,739,642) †	108.7	230,466,471
Other Assets and Liabilities, Net	(8.7)	(18,529,050)

Net Assets	100.0	211,937,421

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $231,770,585. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $1,304,114. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,612,498 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,916,612.

(a)	At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(b)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

5 Year Interest Rate Swap	12/15/2008	10	1,081,590	1,085,000	3,410

At September 30, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Interest Rate Swap	12/15/2008	41	4,689,135	4,585,594	103,541
10 Year US Treasury Note	12/19/2008	243	28,359,054	27,853,875	505,179
5 Year US Treasury Note	12/31/2008	10	1,119,191	1,122,344	(3,153)
Total net unrealized appreciation				605,567

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's investments. Please see below for information on the Portfolio’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 4,830,517	$ 608,977
Level 2	225,635,954	-
Level 3	-	-
Total	$ 230,466,471	$ 608,977

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Portfolio’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Growth Allocation VIP

	Shares	Value ($)

Equity Funds 71.1%
DWS Blue Chip VIP "A"	2,917	27,038
DWS Capital Growth VIP "A"	48,832	842,842
DWS Davis Venture Value VIP "A"	219,499	2,199,375
DWS Dreman High Return Equity VIP "A"	7,233	58,370
DWS Dreman Small Cap Value Fund "Institutional"	936	28,961
DWS Dreman Small Mid Cap Value VIP "A"	98,265	975,772
DWS Emerging Markets Equity Fund "Institutional"	22,342	339,377
DWS Equity 500 Index VIP "A"	13,196	161,519
DWS Global Opportunities VIP "A"	42,289	460,108
DWS Global Thematic VIP "A"	85,098	659,509
DWS Growth & Income VIP "A"	380,284	2,494,660
DWS Health Care VIP "A"	68,228	771,661
DWS International Select Equity VIP "A"	4,324	35,805
DWS International VIP "A"	175,190	1,504,885
DWS Janus Growth & Income VIP "A"	4,442	38,026
DWS Japan Equity Fund "S"	11,980	104,227
DWS Large Cap Value VIP "A"	458,918	5,282,143
DWS Mid Cap Growth VIP "A"	1,913	19,261
DWS RREEF Global Real Estate Securities Fund "Institutional"	24,407	195,504
DWS Small Cap Core Fund "S"	1,510	22,947
DWS Small Cap Growth VIP "A"	51,774	583,496
DWS Small Cap Index VIP "A"	2,600	30,390
DWS Technology VIP "A"	110,996	862,441

Total Equity Funds (Cost $24,706,991)		17,698,317
Fixed Income – Bond Funds 23.6%
DWS Core Fixed Income VIP "A"	396,457	4,047,824
DWS Emerging Markets Fixed Income Fund "Institutional"	6,168	65,690
DWS Global Bond Fund "S"	19,219	191,226
DWS Government & Agency Securities VIP "A"	64,302	782,560
DWS High Income VIP "A"	40,213	255,754
DWS Inflation Protected Plus Fund "Institutional"	26,403	266,404
DWS Short Duration Plus Fund "Institutional"	28,258	264,499

Total Fixed Income – Bond Funds (Cost $6,462,428)		5,873,957
Fixed Income – Money Market Fund 2.3%
Cash Management QP Trust (Cost $578,500)	578,500	578,500
Exchange Traded Funds 3.2%
iShares MSCI Canada Index Fund	12,936	340,734
iShares MSCI EAFE Small Cap Index Fund	3,385	114,345
iShares MSCI United Kingdom Index Fund	20,867	347,436

Total Exchange Traded Funds (Cost $1,005,005)		802,515

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $32,752,924)	100.2	24,953,289
Other Assets and Liabilities, Net	(0.2)	(55,574)

Net Assets	100.0	24,897,715

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $32,757,264. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $7,803,975. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,263 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,813,238.

MSCI: Morgan Stanley Capital International

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 24,953,289
Level 2	-
Level 3	-
Total	$ 24,953,289

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 86.6%
Consumer Discretionary 14.1%
AMC Entertainment, Inc., 8.0%, 3/1/2014		1,175,000	1,010,500
American Achievement Corp., 144A, 8.25%, 4/1/2012		255,000	254,363
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)		564,107	535,901
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	377,600
8.0%, 3/15/2014		250,000	175,625
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		380,000	326,800
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009		300,000	296,250
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015		340,000	244,800
Carrols Corp., 9.0%, 1/15/2013		225,000	162,000
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014		1,085,000	1,052,450
Cirsa Capital Luxembourg SA, 144A, 7.875%, 7/15/2012	EUR	220,000	193,573
CSC Holdings, Inc.:
6.75%, 4/15/2012 (c)		355,000	325,269
Series B, 7.625%, 4/1/2011		355,000	340,800
Series B, 8.125%, 7/15/2009		450,000	445,500
Series B, 8.125%, 8/15/2009		765,000	757,350
Denny's Holdings, Inc., 10.0%, 10/1/2012		165,000	150,150
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016		1,055,000	954,775
Dollarama Group LP, 8.883% ***, 8/15/2012 (b)		347,000	308,830
EchoStar DBS Corp.:
6.375%, 10/1/2011		555,000	510,600
6.625%, 10/1/2014		665,000	533,662
7.125%, 2/1/2016		465,000	373,162
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		490,000	137,200
General Motors Corp.:
7.4%, 9/1/2025		270,000	97,200
8.375%, 7/15/2033		610,000	244,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		505,000	454,500
Group 1 Automotive, Inc., 8.25%, 8/15/2013		250,000	227,500
Hertz Corp., 8.875%, 1/1/2014		1,340,000	1,155,750
Idearc, Inc., 8.0%, 11/15/2016		920,000	250,700
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		330,000	224,400
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		425,000	284,750
Kabel Deutschland GmbH, 10.625%, 7/1/2014 (c)		620,000	607,600
Lamar Media Corp., Series C, 6.625%, 8/15/2015		295,000	244,113
Liberty Media LLC:
5.7%, 5/15/2013		95,000	79,013
8.25%, 2/1/2030		765,000	516,207
8.5%, 7/15/2029		735,000	519,388
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		255,000	249,900
MGM MIRAGE:
6.625%, 7/15/2015 (c)		215,000	149,425
6.75%, 9/1/2012		195,000	152,588
8.375%, 2/1/2011 (c)		425,000	347,437

MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		630,000	598,500
Norcraft Holdings LP, 9.75%, 9/1/2012		1,385,000	1,246,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016 (c)		905,000	647,075
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		525,000	502,687
Quebecor Media, Inc., 7.75%, 3/15/2016		290,000	253,750
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		420,000	170,100
Quiksilver, Inc., 6.875%, 4/15/2015		505,000	348,450
Reader's Digest Association, Inc., 9.0%, 2/15/2017		350,000	197,750
Sabre Holdings Corp., 8.35%, 3/15/2016		460,000	294,400
Seminole Hard Rock Entertainment, Inc., 144A, 5.319% ***, 3/15/2014		590,000	442,500
Shaw Communications, Inc., 8.25%, 4/11/2010		695,000	691,525
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015 (c)		370,000	266,400
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		1,655,000	926,800
7.875%, 1/15/2014		140,000	105,000
Sinclair Television Group, Inc., 8.0%, 3/15/2012		367,000	354,155
Sirius XM Radio, Inc., 9.625%, 8/1/2013 (c)		860,000	455,800
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		490,000	333,200
Travelport LLC:
7.436% ***, 9/1/2014		390,000	300,300
9.875%, 9/1/2014		65,000	52,975
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		105,000	43,050
United Components, Inc., 9.375%, 6/15/2013		80,000	66,400
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	785,000	950,406
144A, 10.375%, 2/15/2015		255,000	246,713
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	365,000	416,216
144A, 8.0%, 11/1/2016	EUR	190,000	205,961
Vitro SAB de CV:
9.125%, 2/1/2017		1,470,000	955,500
11.75%, 11/1/2013		215,000	184,900
Young Broadcasting, Inc., 8.75%, 1/15/2014		2,040,000	295,800

			26,824,444
Consumer Staples 3.3%
Alliance One International, Inc., 8.5%, 5/15/2012		250,000	231,250
Delhaize America, Inc.:
8.05%, 4/15/2027		190,000	186,413
9.0%, 4/15/2031		917,000	962,622
General Nutrition Centers, Inc., 7.584% ***, 3/15/2014 (PIK)		280,000	233,100
Harry & David Operations Corp., 7.81% ***, 3/1/2012		360,000	203,400
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,081,750	1,623,765
Smithfield Foods, Inc., 7.75%, 7/1/2017		285,000	223,725
Viskase Companies, Inc., 11.5%, 6/15/2011		3,100,000	2,635,000

			6,299,275
Energy 12.5%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		845,000	760,500
Belden & Blake Corp., 8.75%, 7/15/2012		2,050,000	1,865,500
Bristow Group, Inc., 7.5%, 9/15/2017		450,000	400,500
Chaparral Energy, Inc., 8.5%, 12/1/2015		600,000	474,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018		325,000	277,875
6.875%, 1/15/2016		1,166,000	1,063,975
7.25%, 12/15/2018		800,000	736,000
7.5%, 6/15/2014		180,000	172,350

Cimarex Energy Co., 7.125%, 5/1/2017	370,000	340,400
Delta Petroleum Corp., 7.0%, 4/1/2015	715,000	496,925
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	195,000	177,450
8.375%, 5/1/2016	830,000	722,100
El Paso Corp.:
7.25%, 6/1/2018	535,000	497,550
9.625%, 5/15/2012	320,000	332,196
EXCO Resources, Inc., 7.25%, 1/15/2011	580,000	548,100
Forest Oil Corp., 144A, 7.25%, 6/15/2019	210,000	179,550
Frontier Oil Corp.:
6.625%, 10/1/2011	330,000	311,850
8.5%, 9/15/2016	575,000	553,437
KCS Energy, Inc., 7.125%, 4/1/2012	1,495,000	1,315,600
Mariner Energy, Inc.:
7.5%, 4/15/2013	305,000	269,925
8.0%, 5/15/2017	470,000	397,150
Newfield Exploration Co., 7.125%, 5/15/2018	640,000	556,800
OPTI Canada, Inc., 8.25%, 12/15/2014	1,025,000	917,375
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	470,000	408,900
9.125%, 7/15/2013	450,000	423,000
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (c)	220,000	191,400
7.625%, 6/1/2018	720,000	637,200
Quicksilver Resources, Inc., 7.125%, 4/1/2016	1,040,000	847,600
Range Resources Corp., 7.25%, 5/1/2018	65,000	61,425
Sabine Pass LNG LP, 7.5%, 11/30/2016	825,000	643,500
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	285,000	245,100
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	585,000	567,450
Stone Energy Corp.:
6.75%, 12/15/2014	590,000	457,250
8.25%, 12/15/2011	1,285,000	1,195,050
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	420,000	372,764
Whiting Petroleum Corp.:
7.0%, 2/1/2014	500,000	425,000
7.25%, 5/1/2012	545,000	505,487
7.25%, 5/1/2013	165,000	153,038
Williams Companies, Inc.:
8.125%, 3/15/2012	1,040,000	1,050,733
8.75%, 3/15/2032	1,885,000	1,932,804
Williams Partners LP, 7.25%, 2/1/2017	420,000	390,600

		23,875,409
Financials 10.1%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	925,000	833,656
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,370,000	616,500
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	250,000	105,000
Citigroup, Inc., 6.5%, 8/19/2013	520,000	462,159
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	2,122,650	2,287,155
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	2,665,000	1,694,655
7.375%, 10/28/2009	1,980,000	1,591,853
7.875%, 6/15/2010	1,610,000	1,228,957
GMAC LLC, 6.875%, 9/15/2011	5,545,000	2,474,107
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	610,000	558,150

8.875%, 4/1/2015 (PIK)	895,000	809,975
9.75%, 4/1/2017	830,000	742,850
Hexion US Finance Corp., 9.75%, 11/15/2014	205,000	161,950
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	820,000	807,700
iPayment, Inc., 9.75%, 5/15/2014	475,000	380,000
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	430,000	279,500
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	575,000	299,000
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	370,000	323,750
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	355,000	348,788
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	112,000	114,240
Sprint Capital Corp.:
7.625%, 1/30/2011	360,000	327,600
8.375%, 3/15/2012	145,000	130,500
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	1,220,000	170,800
UCI Holdco, Inc., 10.319% ***, 12/15/2013 (PIK)	623,686	474,001
Universal City Development Partners, 11.75%, 4/1/2010	2,125,000	2,053,281

		19,276,127
Health Care 5.4%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	560,000	487,200
Boston Scientific Corp., 6.0%, 6/15/2011	520,000	491,400
Community Health Systems, Inc., 8.875%, 7/15/2015	2,865,000	2,721,750
HCA, Inc.:
9.125%, 11/15/2014	760,000	739,100
9.25%, 11/15/2016	1,465,000	1,424,712
9.625%, 11/15/2016 (PIK)	670,000	636,500
HEALTHSOUTH Corp., 10.75%, 6/15/2016 (c)	290,000	292,900
IASIS Healthcare LLC, 8.75%, 6/15/2014	440,000	415,800
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	420,000	390,600
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	515,000	448,050
The Cooper Companies, Inc., 7.125%, 2/15/2015	840,000	823,200
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	455,000	393,575
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	1,095,000	1,056,675

		10,321,462
Industrials 9.9%
Actuant Corp., 6.875%, 6/15/2017	300,000	286,500
Allied Waste North America, Inc., 6.5%, 11/15/2010	250,000	244,375
American Color Graphics, Inc., 10.0%, 6/15/2010 **	850,000	59,500
American Color Graphics, Inc., Promissory Note due 12/31/2008 (d)	51,000	0
ARAMARK Corp.:
6.301% ***, 2/1/2015	525,000	459,375
8.5%, 2/1/2015 (c)	140,000	131,600
Baldor Electric Co., 8.625%, 2/15/2017 (c)	380,000	362,900
BE Aerospace, Inc., 8.5%, 7/1/2018	300,000	291,000
Belden, Inc., 7.0%, 3/15/2017	420,000	373,800
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035 (c)	1,405,000	1,236,400
Building Materials Corp. of America, 7.75%, 8/1/2014	585,000	462,150
Congoleum Corp., 8.625%, 8/1/2008 **	1,200,000	900,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	45,000	45,450
6.875%, 11/1/2013	590,000	584,100
7.625%, 2/1/2018	1,450,000	1,515,250
Education Management LLC, 8.75%, 6/1/2014	65,000	54,275
Esco Corp.:
144A, 6.694% ***, 12/15/2013	430,000	395,600

144A, 8.625%, 12/15/2013		610,000	597,800
General Cable Corp.:
5.166% ***, 4/1/2015		505,000	424,200
7.125%, 4/1/2017		400,000	360,000
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		130,000	108,550
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		300,000	274,500
Harland Clarke Holdings Corp., 9.5%, 5/15/2015		130,000	92,300
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		1,345,000	854,075
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		500,000	477,500
7.625%, 12/1/2013		1,085,000	1,036,175
9.375%, 5/1/2012		1,075,000	1,096,500
Kansas City Southern Railway Co., 8.0%, 6/1/2015		655,000	645,175
Mobile Services Group, Inc., 9.75%, 8/1/2014		420,000	390,600
Moog, Inc., 144A, 7.25%, 6/15/2018		140,000	134,400
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		605,000	556,600
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013		250,000	215,000
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		1,185,000	402,900
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014		335,000	314,900
Seitel, Inc., 9.75%, 2/15/2014		210,000	171,150
Titan International, Inc., 8.0%, 1/15/2012		1,190,000	1,154,300
TransDigm, Inc., 7.75%, 7/15/2014		260,000	244,400
United Rentals North America, Inc.:
6.5%, 2/15/2012		735,000	613,725
7.0%, 2/15/2014		985,000	689,500
US Concrete, Inc., 8.375%, 4/1/2014		470,000	366,600
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		250,000	217,500

			18,840,625
Information Technology 4.0%
Alion Science & Technology Corp., 10.25%, 2/1/2015		390,000	245,700
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		1,470,000	1,014,300
L-3 Communications Corp.:
5.875%, 1/15/2015		1,280,000	1,158,400
Series B, 6.375%, 10/15/2015		705,000	648,600
7.625%, 6/15/2012		1,055,000	1,039,175
Lucent Technologies, Inc., 6.45%, 3/15/2029		1,185,000	722,850
MasTec, Inc., 7.625%, 2/1/2017		610,000	515,450
NXP BV/NXP Funding LLC, 7.713% ***, 10/15/2013	EUR	505,000	433,673
Sanmina-SCI Corp., 144A, 5.569% ***, 6/15/2010		176,000	165,440
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		720,000	630,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015		980,000	850,150
Vangent, Inc., 9.625%, 2/15/2015		350,000	285,250

			7,708,988
Materials 12.0%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		235,000	206,213
ARCO Chemical Co., 9.8%, 2/1/2020		3,270,000	1,962,000
Cascades, Inc., 7.25%, 2/15/2013		1,246,000	971,880
Chemtura Corp., 6.875%, 6/1/2016		705,000	564,000
Clondalkin Acquisition BV, 144A, 4.819% ***, 12/15/2013		540,000	438,750
CPG International I, Inc., 10.5%, 7/1/2013		880,000	598,400
Exopack Holding Corp., 11.25%, 2/1/2014		1,415,000	1,188,600
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		995,000	977,587
8.375%, 4/1/2017		1,955,000	1,925,675
GEO Specialty Chemicals, Inc.:

144A, 7.5% ***, 3/31/2015 (PIK)		1,218,909	889,804
144A, 10.698% ***, 12/31/2009		1,996,000	1,457,080
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		260,000	232,050
9.5%, 12/1/2011		330,000	326,700
Hexcel Corp., 6.75%, 2/1/2015		1,560,000	1,497,600
Huntsman LLC, 11.625%, 10/15/2010		1,277,000	1,302,540
Innophos, Inc., 8.875%, 8/15/2014		170,000	170,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012		660,000	551,100
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,030,000	921,850
Metals USA Holdings Corp., 8.791% ***, 7/1/2012 (PIK)		255,000	204,000
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		200,000	114,000
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (c)		770,000	608,300
NewMarket Corp., 7.125%, 12/15/2016		1,005,000	964,800
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	475,000	571,743
Pliant Corp., 11.85%, 6/15/2009 (PIK)		11	9
Radnor Holdings Corp., 11.0%, 3/15/2010 **		265,000	331
Rhodia SA, 144A, 7.713% ***, 10/15/2013	EUR	475,000	551,682
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (c)		550,000	429,000
8.375%, 7/1/2012		420,000	352,800
Steel Dynamics, Inc.:
6.75%, 4/1/2015		285,000	245,100
7.375%, 11/1/2012		155,000	141,825
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		815,000	774,250
The Mosaic Co., 144A, 7.375%, 12/1/2014		680,000	703,983
Witco Corp., 6.875%, 2/1/2026		360,000	228,600
Wolverine Tube, Inc., 10.5%, 4/1/2009		770,000	746,900

			22,819,152
Telecommunication Services 7.2%
BCM Ireland Preferred Equity Ltd., 144A, 11.964% ***, 2/15/2017 (PIK)	EUR	523,579	349,663
Centennial Communications Corp.:
10.0%, 1/1/2013		290,000	277,675
10.125%, 6/15/2013		560,000	554,400
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		715,000	643,500
8.375%, 1/15/2014 (c)		450,000	391,500
Cricket Communications, Inc.:
9.375%, 11/1/2014		730,000	678,900
144A, 10.0%, 7/15/2015		780,000	744,900
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		274,071	238,442
Hellas Telecommunications Luxembourg V, 144A, 8.463% ***, 10/15/2012	EUR	230,000	247,703
Intelsat Corp.:
144A, 9.25%, 8/15/2014		160,000	149,600
144A, 9.25%, 6/15/2016		1,725,000	1,587,000
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		960,000	878,400
iPCS, Inc., 4.926% ***, 5/1/2013		200,000	163,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		875,000	818,125
Millicom International Cellular SA, 10.0%, 12/1/2013		580,000	574,200
Nortel Networks Ltd.:
7.041% ***, 7/15/2011		410,000	273,675
144A, 10.75%, 7/15/2016		495,000	303,188
Qwest Corp.:
7.25%, 9/15/2025		145,000	108,025
7.875%, 9/1/2011		995,000	955,200
8.875%, 3/15/2012		215,000	210,700

Sprint Nextel Corp., 6.0%, 12/1/2016		390,000	300,300
Stratos Global Corp., 9.875%, 2/15/2013		330,000	321,750
Telesat Canada, 144A, 11.0%, 11/1/2015		1,285,000	1,028,000
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	700,000	758,804
8.75%, 4/15/2014		820,000	688,800
West Corp., 9.5%, 10/15/2014		275,000	210,375
Windstream Corp., 7.0%, 3/15/2019		430,000	344,000

			13,799,825
Utilities 8.1%
AES Corp.:
8.0%, 10/15/2017		415,000	374,537
144A, 8.0%, 6/1/2020		790,000	691,250
144A, 8.75%, 5/15/2013		2,519,000	2,531,595
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		3,080,000	3,110,800
CMS Energy Corp., 8.5%, 4/15/2011 (c)		925,000	946,453
Edison Mission Energy, 7.0%, 5/15/2017		685,000	616,500
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		1,115,000	1,006,287
Knight, Inc., 6.5%, 9/1/2012		215,000	202,638
Mirant Americas Generation LLC, 8.3%, 5/1/2011		550,000	529,375
Mirant North America LLC, 7.375%, 12/31/2013		270,000	253,800
NRG Energy, Inc.:
7.25%, 2/1/2014		915,000	848,662
7.375%, 2/1/2016		510,000	459,000
Oncor Electric Delivery Co., 7.0%, 9/1/2022		320,000	268,682
Regency Energy Partners LP, 8.375%, 12/15/2013		515,000	463,500
Reliant Energy, Inc., 7.875%, 6/15/2017 (c)		830,000	614,200
Sierra Pacific Resources:
6.75%, 8/15/2017		855,000	781,606
8.625%, 3/15/2014 (c)		200,000	204,836
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		1,640,000	1,480,100

			15,383,821

Total Corporate Bonds (Cost $200,992,161)			165,149,128
Loan Participations and Assignments 6.5%
Senior Loans ***
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.713%, 4/2/2014		244,396	213,235
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 6.463%, 6/30/2013		285,000	266,475
Alliance Mortgage Cycle Loan, Term Loan, LIBOR plus 7.25%, 11.213%, 6/4/2010 **		700,000	0
Bausch & Lomb, Inc.:
Term Loan B, LIBOR plus 3.25%, 7.213%, 4/11/2015		657,695	615,843
Term Delay Draw, LIBOR plus 3.25%, 7.213%, 4/12/2015		98,400	92,138
Buffets, Inc.:
Letter of Credit, 7.35%, 5/1/2013		111,219	40,178
Term Loan B, 10.954%, 11/1/2013		1,143,625	413,134
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 5.963%, 3/6/2014		753,113	716,963
Term Loan B, LIBOR plus 3.25%, 7.213%, 4/27/2011		706,450	565,259
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 7.463%, 10/10/2014		3,776,463	3,201,968
Term Loan B3, LIBOR plus 3.5%, 7.463%, 10/10/2014		466,425	394,647
Ford Motor Co., Term Loan B, LIBOR plus 3.0%, 6.963%, 12/16/2013		369,061	246,348
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 6.213%, 9/16/2013		249,397	217,392
Golden Nugget, Term Loan, 6.68%, 6/16/2014		460,000	241,500

Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.963%, 3/26/2014	12,291	10,816
Term Loan B, LIBOR plus 2.0%, 5.963%, 3/26/2014	210,376	183,611
HCA, Inc., Term Loan A1, 5.262%, 11/18/2012	1,254,785	1,113,308
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 6.213%, 5/5/2013	1,105,223	848,568
Term Loan C2, LIBOR plus 2.25%, 6.213%, 5/5/2013	258,770	198,678
IASIS Healthcare LLC, 8.043%, 6/15/2014	510,699	444,308
Longview Power LLC:
Demand Draw, 5.75%, 4/1/2014	105,000	94,150
Letter of Credit, 3.663%, 4/1/2014	30,000	26,900
Term Loan B, 5.125%, 4/1/2014	90,000	80,700
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 6.213%, 9/30/2014	412,595	282,628
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	169,700	149,336
Term Loan B, 6.149%, 8/23/2014	169,700	148,487
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	292,913	265,380
Term Loan B, LIBOR plus 3.0%, 6.963%, 10/31/2014	941,280	852,800

Tribune Co., Term Loan B, 5.786%, 5/24/2014	829,426	433,636

Total Loan Participations and Assignments (Cost $15,929,551)		12,358,386
Preferred Securities 0.4%
Financials
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (e)	575,000	391,380
Xerox Capital Trust I, 8.0%, 2/1/2027	315,000	286,439

Total Preferred Securities (Cost $832,191)		677,819
	Shares	Value ($)

Warrants 0.0%
Financials
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	149,500	22,818
Industrials
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	95	0
DeCrane Aircraft Holdings, Inc. 144A, Expiration Date 9/30/2008*	1,350	0

Total Warrants (Cost $1)		22,818
	Units	Value ($)

Other Investments 0.4%
Hercules, Inc. (Bond Unit), 6.5%, 6/30/2029 (Cost $944,693)	1,100,000	792,000
	Shares	Value ($)

Common Stocks 0.0%
Materials
GEO Specialty Chemicals, Inc.*	24,225	20,591
GEO Specialty Chemicals, Inc. 144A*	2,206	1,875

Total Common Stocks (Cost $290,952)		22,466

Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0% *						3	1,950
Series AI, 144A, 12.0% *						30,000	195
Series B, 12.0% *						5,000	33

Total Preferred Stocks (Cost $46,019)						2,178
Securities Lending Collateral 3.9%
Daily Assets Fund Institutional, 2.79% (f) (g) (Cost $7,350,675)					7,350,675		7,350,675
Cash Equivalents 3.9%
Cash Management QP Trust, 2.38% (f) (Cost $7,521,715)					7,521,715		7,521,715
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $233,907,958) †					101.7		193,897,185
Other Assets and Liabilities, Net					(1.7)		(3,209,448)

Net Assets					100.0		190,687,737

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
		Maturity			Acquisition
Securities	Coupon	Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	11.213%	6/4/2010	700,000	USD	700,000	0
American Color Graphics, Inc.	10.0%	6/15/2010	850,000	USD	614,438	59,500
Congoleum Corp.	8.625%	8/1/2008	1,200,000	USD	1,021,050	900,000
Quebecor World, Inc.	9.75%	1/15/2015	420,000	USD	420,000	170,100
Radnor Holdings Corp.	11.0%	3/15/2010	265,000	USD	234,313	331
Tropicana Entertainment LLC	9.625%	12/15/2014	1,220,000	USD	959,601	170,800
					3,949,402	1,300,731
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

†

The cost for federal income tax purposes was $233,975,002. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $40,077,817. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $99,989 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,177,806.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Security has deferred its 6/15/2008 interest payment until 12/15/2008.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $6,930,402 which is 3.6% of net assets.
(d)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 12/31/2008. This security is deemed to be non-income producing.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At September 30, 2008 the Portfolio had unfunded loan commitments of $65,436 which could be extended at the option of the borrower, pursuant to the following loan agreement:
Unfunded Loan	Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	65,436	61,426	(4,010)

At September 30, 2008, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Unrealized Appreciation ($)

5/6/2008 6/20/2013	400,000[1]	Fixed — 7.25%	ARCO Chemical Co., 9.8%, 2/1/2020	64,733
At September 30, 2008, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

10/3/2007 12/20/2008	430,000[2]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(52,854)
10/4/2007 12/20/2008	450,000[3]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(55,883)
10/4/2007 12/20/2008	430,000[4]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(7,045)
10/5/2007 12/20/2008	255,000[2]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(4,149)
11/21/2007 12/20/2008	430,000[1]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	1,354
2/19/2008 3/20/2009	405,000[1]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	2,312
2/26/2008 3/20/2009	430,000[1]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	4,672
10/23/2007 12/20/2009	485,000[5]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018	(88,764)
12/13/2007 12/20/2009	400,000[1]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(80,823)
Total net unrealized depreciation	(281,180)

Counterparties:
1	Merrill Lynch, Pierce, Fenner & Smith, Inc.
2	JPMorgan Chase Securities, Inc.
3	Citigroup Global Market, Inc.
4	The Goldman Sachs & Co.
5	Morgan Stanley Co., Inc.

As of September 30, 2008, the Portfolio had the following open forward foreign currency exchange contracts:
Settlement	Unrealized
Contracts to Deliver	In Exchange For	Date	Appreciation ($)
EUR	3,638,000	USD	5,149,153	10/16/2008	18,895

EUR	19,000	USD	27,342	10/16/2008	548
Total unrealized appreciation					19,443
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	222,096	EUR	152,100	10/16/2008	(7,607)
USD	73,667	EUR	51,000	10/16/2008	(1,747)
Total unrealized depreciation					(9,354)

Currency Abbreviations
EUR	Euro		USD	United States Dollar

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's investments. Please see below for information on the Portfolio’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 14,872,390	$ -
Level 2	177,427,886	(210,368)
Level 3	1,596,909	-
Total	$ 193,897,185	$ (210,368)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at September 30, 2008.

Investments in Securities
Balance as of January 1, 2008	$ 1,937,677
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(363,395)
Amortization Premium/Discount	325
Net purchases (sales)	22,302
Net transfers in (out) of Level 3	-
Balance as of September 30, 2008	$ 1,596,909

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Portfolio’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS International Select Equity VIP

	Shares	Value ($)

Common Stocks 91.8%
Australia 0.8%
Leighton Holdings Ltd. (a) (Cost $1,062,993)	36,319	1,119,481
Austria 0.8%
Erste Bank der oesterreichischen Sparkassen AG (a) (Cost $1,274,428)	21,815	1,099,483
Brazil 2.5%
Companhia Vale do Rio Doce (ADR) (a)	41,300	790,895
Petroleo Brasileiro SA (ADR)	62,500	2,746,875

(Cost $4,873,750)		3,537,770
Canada 1.1%
Potash Corp. of Saskatchewan, Inc. (Cost $1,449,423)	11,814	1,531,585
China 1.9%
China Life Insurance Co., Ltd. "H" (Cost $2,833,975)	739,500	2,737,896
Denmark 5.0%
Carlsberg AS "B"	51,050	3,902,774
Novo Nordisk AS "B"	60,800	3,114,006

(Cost $9,336,497)		7,016,780
Finland 4.1%
Fortum Oyj	75,400	2,543,977
Nokia Oyj	71,400	1,331,090
Nokian Renkaat Oyj (a)	80,700	1,961,428

(Cost $5,993,458)		5,836,495
France 5.1%
Axa	69,657	2,283,561
BNP Paribas	28,012	2,692,888
Total SA	36,048	2,174,808

(Cost $7,373,459)		7,151,257
Germany 9.1%
Bayer AG	63,411	4,628,553
E.ON AG	59,014	2,988,662
Gerresheimer AG	67,081	3,072,098
Linde AG	20,600	2,209,163

(Cost $9,524,405)		12,898,476
Hong Kong 3.0%
Chaoda Modern Agriculture (Holdings) Ltd.	1,120,000	939,673
China Mobile Ltd.	146,500	1,466,824
CNOOC Ltd.	1,589,800	1,824,344

(Cost $5,877,057)		4,230,841
India 1.6%
Bharti Airtel Ltd.* (Cost $2,968,397)	132,290	2,250,176

Italy 4.0%
Intesa Sanpaolo	817,100	4,460,347
Intesa Sanpaolo (RNC)	20,400	96,893
UniCredit SpA	285,400	1,054,227

(Cost $7,163,323)		5,611,467
Japan 18.0%
Astellas Pharma, Inc.	72,500	3,046,212
Canon, Inc.	111,200	4,157,443
Japan Tobacco, Inc.	785	2,955,405
Komatsu Ltd.	84,300	1,364,551
Matsushita Electric Industrial Co., Ltd.	87,000	1,509,893
Mitsubishi Corp.	124,300	2,586,653
Mitsubishi UFJ Financial Group, Inc.	241,400	2,092,609
Nintendo Co., Ltd.	9,600	3,996,336
Suzuki Motor Corp.	126,200	2,343,466
Terumo Corp.	25,100	1,292,629

(Cost $28,246,429)		25,345,197
Luxembourg 1.5%
ArcelorMittal (Cost $3,368,727)	43,633	2,184,215
Mexico 0.9%
America Movil SAB de CV "L" (ADR) (Cost $1,533,817)	27,300	1,265,628
Norway 2.9%
DnB NOR ASA	124,800	963,926
StatoilHydro ASA	128,800	3,070,477

(Cost $5,103,079)		4,034,403
Qatar 1.4%
Commercial Bank of Qatar (GDR) 144A* (Cost $2,644,893)	352,200	2,015,584
Russia 1.8%
Gazprom (ADR) (b)	61,100	1,963,489
Gazprom (ADR) (b)	17,250	533,887

(Cost $3,052,469)		2,497,376
Singapore 1.3%
United Overseas Bank Ltd. (Cost $2,147,626)	150,000	1,776,724
Spain 5.4%
Iberdrola SA	265,786	2,716,707
Telefonica SA	205,309	4,907,991

(Cost $8,013,498)		7,624,698
Switzerland 9.5%
Lonza Group AG (Registered)	31,999	3,979,661
Nestle SA (Registered)	108,879	4,709,241
Roche Holding AG (Genusschein)	18,761	2,924,595
Xstrata PLC	55,534	1,719,027

(Cost $12,289,577)		13,332,524
United Arab Emirates 0.3%
Arabtec Holding Co.* (Cost $595,716)	120,405	417,942
United Kingdom 9.8%
AMEC PLC	198,869	2,257,498

Babcock International Group PLC	245,634	2,211,797
BG Group PLC	155,195	2,811,978
HSBC Holdings PLC	180,974	2,930,846
Prudential PLC	238,602	2,196,273
Vodafone Group PLC	653,454	1,443,609

(Cost $15,849,175)		13,852,001

Total Common Stocks (Cost $142,576,171)		129,367,999
Participatory Note 0.0%
Nigeria
Union Bank of Nigeria (issuer Merrill Lynch International & Co.), Expiration Date 10/4/2010* (Cost $16,813)	47,162	17,000
Exchange Traded Fund 4.7%
United States
iShares MSCI Japan Index Fund (Cost $7,512,818)	626,436	6,677,808
Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 2.79% (c) (d) (Cost $4,360,418)	4,360,418	4,360,418
Cash Equivalents 1.5%
Cash Management QP Trust, 2.38% (c) (Cost $2,066,584)	2,066,584	2,066,584
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $156,532,804) †	101.1	142,489,809
Other Assets and Liabilities, Net	(1.1)	(1,531,888)

Net Assets	100.0	140,957,921

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $157,379,219. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $14,889,410. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,874,164 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,763,574.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $4,202,276 which is 3.0% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
MSCI: Morgan Stanley Capital International
RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)

At September 30, 2008 the DWS International Select Equity VIP had the following sector diversification:

		As a % of
Sector	Market Value ($)	Common Stocks and Participatory Note
Financials	26,418,257	20.4%
Materials	17,043,099	13.2%
Energy	15,125,858	11.7%
Health Care	13,449,540	10.4%
Consumer Staples	12,507,093	9.7%
Telecommunication Services	11,334,228	8.7%
Industrials	9,957,922	7.7%
Information Technology	9,484,869	7.3%
Utilities	8,249,346	6.4%
Consumer Discretionary	5,814,787	4.5%
Total	129,384,999	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 19,990,680
Level 2	122,499,129
Level 3	-
Total	$ 142,489,809

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Janus Growth & Income VIP

	Shares	Value ($)

Common Stocks 90.1%
Consumer Discretionary 12.6%
Automobiles 0.7%
Bayerische Motoren Werke (BMW) AG	20,455	797,831
Hotels Restaurants & Leisure 4.6%
Crown Ltd.	37,830	261,561
McDonald's Corp.	36,140	2,229,838
MGM MIRAGE* (a)	44,570	1,270,245
Starwood Hotels & Resorts Worldwide, Inc. (a)	27,005	759,921
Wynn Resorts Ltd. (a)	5,515	450,245

		4,971,810
Internet & Catalog Retail 0.4%
Liberty Media Corp. - Interactive "A"* (a)	30,140	389,107
Media 1.2%
British Sky Broadcasting Group PLC	89,635	666,573
Lamar Advertising Co. "A"* (a)	19,470	601,428

		1,268,001
Multiline Retail 1.9%
Nordstrom, Inc. (a)	72,155	2,079,507
Specialty Retail 2.5%
Esprit Holdings Ltd.	295,140	1,813,319
Tiffany & Co. (a)	26,225	931,512

		2,744,831
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. "B"	20,425	1,366,433
Consumer Staples 15.6%
Beverages 2.4%
InBev NV	43,390	2,561,348
Food & Staples Retailing 3.2%
CVS Caremark Corp.	103,025	3,467,822
Food Products 4.6%
Nestle SA (ADR) (Registered)	44,982	1,934,226
Nestle SA (Registered)	68,430	2,959,739

		4,893,965
Household Products 1.5%
Reckitt Benckiser Group PLC	33,918	1,642,249
Personal Products 1.3%
Avon Products, Inc. (a)	33,830	1,406,313
Tobacco 2.6%
Altria Group, Inc.	41,620	825,741
Philip Morris International, Inc.	41,620	2,001,922

		2,827,663

Energy 10.2%
Oil, Gas & Consumable Fuels
ConocoPhillips	26,520	1,942,590
EnCana Corp.	45,668	3,001,757
EOG Resources, Inc. (a)	17,195	1,538,265
Hess Corp. (a)	46,909	3,850,291
Valero Energy Corp.	23,720	718,716

		11,051,619
Financials 0.3%
Real Estate Management & Development
Hang Lung Properties Ltd.	140,725	331,890
Health Care 15.2%
Biotechnology 3.0%
Celgene Corp.*	11,295	714,748
Genentech, Inc.*	28,505	2,527,823

		3,242,571
Health Care Equipment & Supplies 3.7%
Alcon, Inc.	13,505	2,181,193
Medtronic, Inc. (a)	21,385	1,071,388
Zimmer Holdings, Inc.*	11,605	749,219

		4,001,800
Health Care Providers & Services 3.4%
Coventry Health Care, Inc.*	34,685	1,128,997
Pediatrix Medical Group, Inc.*	21,730	1,171,681
UnitedHealth Group, Inc.	53,985	1,370,679

		3,671,357
Pharmaceuticals 5.1%
Allergan, Inc. (a)	24,445	1,258,918
Bristol-Myers Squibb Co.	27,660	576,711
Merck & Co., Inc.	45,490	1,435,664
Roche Holding AG (Genusschein)	8,737	1,361,984
Wyeth	24,865	918,513

		5,551,790
Industrials 6.5%
Aerospace & Defense 3.0%
BAE Systems PLC (ADR) (a)	17,805	530,144
Boeing Co.	28,590	1,639,636
Empresa Brasiliera de Aeronautica SA (ADR)	39,703	1,072,378

		3,242,158
Air Freight & Logistics 0.5%
United Parcel Service, Inc. "B" (a)	8,285	521,044
Electrical Equipment 1.1%
JA Solar Holdings Co., Ltd. (ADR)* (a)	31,725	335,651
Suntech Power Holdings Co., Ltd. (ADR)* (a)	24,612	882,832

		1,218,483
Industrial Conglomerates 1.0%
Siemens AG (Registered)	11,575	1,086,365
Machinery 0.9%
Danaher Corp. (a)	13,820	959,108

Information Technology 26.6%
Communications Equipment 8.0%
Cisco Systems, Inc.*	119,935	2,705,733
Corning, Inc.	149,242	2,334,145
Nokia Oyj (ADR) (a)	43,038	802,659
QUALCOMM, Inc.	36,645	1,574,636
Research In Motion Ltd.*	18,145	1,239,303

		8,656,476
Computers & Peripherals 5.8%
Apple, Inc.*	23,694	2,693,060
EMC Corp.* (a)	162,680	1,945,653
Hewlett-Packard Co.	36,285	1,677,818

		6,316,531
Internet Software & Services 4.0%
eBay, Inc.*	63,205	1,414,528
Google, Inc. "A"*	7,124	2,853,304

		4,267,832
IT Services 2.4%
Visa, Inc. "A" (a)	17,280	1,060,819
Western Union Co.	61,260	1,511,285

		2,572,104
Semiconductors & Semiconductor Equipment 0.2%
Texas Instruments, Inc.	7,875	169,313
Software 6.2%
Electronic Arts, Inc.* (a)	18,570	686,904
Microsoft Corp.	80,360	2,144,808
Oracle Corp.*	192,650	3,912,722

		6,744,434
Materials 3.1%
Chemicals
Potash Corp. of Saskatchewan, Inc.	12,005	1,584,780
Syngenta AG (ADR)	42,210	1,786,327

		3,371,107

Total Common Stocks (Cost $102,115,841)		97,392,862
Preferred Stock 0.4%
Financials
Citigroup, Inc., Series AA, 8.125% (Cost $572,100)	24,625	406,312
	Principal Amount ($)	Value ($)

Corporate Bonds 0.9%
Consumer Discretionary 0.2%
Harrah's Operating Co., Inc., 144A, 10.75%, 2/1/2016	365,000	186,150
Energy 0.6%
Suntech Power Holdings Co., Ltd., 144A, 3.0%, 3/15/2013	623,000	638,575
Financials 0.1%
Ford Motor Credit Co., LLC, 9.875%, 8/10/2011	247,000	170,403

Total Corporate Bonds (Cost $1,182,611)		995,128

Government & Agency Obligations 4.0%
US Treasury Obligations
US Treasury Notes:
2.125%, 1/31/2010 (a)	2,326,000	2,332,359
2.75%, 7/31/2010 (a)	646,000	656,043
3.375%, 7/31/2013 (a)	646,000	657,759
4.875%, 7/31/2011 (a)	646,000	693,340

Total Government & Agency Obligations (Cost $4,321,439)		4,339,501
	Shares	Value ($)

Securities Lending Collateral 21.1%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $22,826,568)	22,826,568	22,826,568
Cash Equivalents 5.3%
Cash Management QP Trust, 2.38% (b) (Cost $5,770,770)	5,770,770	5,770,770
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $136,789,329) †	121.8	131,731,141
Other Assets and Liabilities, Net	(21.8)	(23,630,341)

Net Assets	100.0	108,100,800

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $137,286,510. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $5,555,369. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,680,092 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,235,461.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $23,201,449 which is 21.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

As of September 30, 2008, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
CHF	1,355,000	USD	1,303,386	10/23/2008	94,614
EUR	215,000	USD	331,831	10/23/2008	28,416
USD	825,782	CHF	925,000	11/12/2008	924
EUR	475,000	USD	735,234	11/12/2008	64,421
EUR	200,000	USD	306,000	11/12/2008	23,553
CHF	925,000	USD	851,867	12/11/2008	23,217
Total unrealized appreciation					235,145

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

CHF	925,000	USD	827,592	12/11/2008	(1,057)

Currency Abbreviations
CHF	Swiss Franc	USD	United States Dollar
EUR	Euro

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 112,913,653	$ -
Level 2	18,817,488	234,088
Level 3	-	-
Total	$ 131,731,141	$ 234,088

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 2.4%
Distributors 1.3%
Genuine Parts Co.	56,458	2,270,176
Media 1.1%
Gannett Co., Inc. (a)	105,866	1,790,194
Consumer Staples 8.3%
Beverages 1.3%
Dr. Pepper Snapple Group, Inc.*	82,001	2,171,386
Food & Staples Retailing 2.1%
CVS Caremark Corp.	102,199	3,440,018
Food Products 2.2%
General Mills, Inc.	13,151	903,737
Kraft Foods, Inc. "A"	85,736	2,807,854

		3,711,591
Tobacco 2.7%
Altria Group, Inc.	41,866	830,621
Philip Morris International, Inc.	56,210	2,703,701
Reynolds American, Inc.	20,462	994,863

		4,529,185
Energy 24.9%
Energy Equipment & Services 7.8%
ENSCO International, Inc.	41,002	2,362,945
Halliburton Co.	127,922	4,143,394
Noble Corp.	69,826	3,065,361
Transocean, Inc.*	18,633	2,046,649
Weatherford International Ltd.*	57,485	1,445,173

		13,063,522
Oil, Gas & Consumable Fuels 17.1%
Cameco Corp.	70,594	1,574,952
Chevron Corp.	24,097	1,987,520
ConocoPhillips	31,637	2,317,410
Devon Energy Corp.	47,719	4,351,973
Hess Corp.	27,012	2,217,145
Marathon Oil Corp.	62,499	2,491,835
Nexen, Inc.	77,997	1,811,870
Noble Energy, Inc.	61,122	3,397,772
Occidental Petroleum Corp.	39,788	2,803,065
Suncor Energy, Inc.	94,970	4,002,036
Talisman Energy, Inc.	129,567	1,842,443

		28,798,021

Financials 15.9%
Capital Markets 1.0%
Charles Schwab Corp.	48,015	1,248,390
Morgan Stanley	21,480	494,040

		1,742,430
Commercial Banks 2.0%
Canadian Imperial Bank of Commerce	37,339	2,203,001
Synovus Financial Corp. (a)	106,689	1,104,231

		3,307,232
Diversified Financial Services 3.7%
JPMorgan Chase & Co.	77,850	3,635,595
NYSE Euronext	46,615	1,826,376
The Nasdaq OMX Group, Inc.*	26,830	820,193

		6,282,164
Insurance 8.5%
ACE Ltd.	39,372	2,131,206
Alleghany Corp.*	2,858	1,043,170
Allstate Corp.	42,278	1,949,861
Cincinnati Financial Corp.	29,525	839,691
Fidelity National Financial, Inc. "A"	61,171	899,214
Genworth Financial, Inc. "A"	132,025	1,136,735
MetLife, Inc.	45,347	2,539,432
Odyssey Re Holdings Corp.	28,338	1,241,205
Reinsurance Group of America, Inc. "B"*	5,636	267,259
The Travelers Companies, Inc.	23,047	1,041,725
Unum Group	44,513	1,117,276

		14,206,774
Thrifts & Mortgage Finance 0.7%
Capitol Federal Financial	26,008	1,152,935
Health Care 11.6%
Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	34,140	2,240,608
Health Care Providers & Services 1.1%
WellPoint, Inc.*	39,008	1,824,404
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.*	43,317	2,382,435
Pharmaceuticals 7.8%
Abbott Laboratories	39,310	2,263,470
Merck & Co., Inc.	89,674	2,830,111
Pfizer, Inc.	212,299	3,914,794
Teva Pharmaceutical Industries Ltd. (ADR)	43,114	1,974,190
Wyeth	54,706	2,020,840

		13,003,405
Industrials 8.7%
Aerospace & Defense 3.8%
Honeywell International, Inc.	48,657	2,021,698
Raytheon Co.	39,450	2,110,970
United Technologies Corp.	36,903	2,216,394

		6,349,062
Industrial Conglomerates 2.0%
General Electric Co.	129,574	3,304,137
Machinery 2.9%
Dover Corp.	58,518	2,372,905

Parker Hannifin Corp.	47,448	2,514,744

		4,887,649
Information Technology 5.2%
Communications Equipment 3.3%
Brocade Communications Systems, Inc.*	356,719	2,076,104
Corning, Inc.	56,273	880,110
Nokia Oyj (ADR) (a)	133,889	2,497,030

		5,453,244
IT Services 0.4%
MasterCard, Inc. "A"	3,770	668,534
Semiconductors & Semiconductor Equipment 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	275,734	2,583,628
Materials 5.2%
Chemicals 3.8%
Agrium, Inc.	25,164	1,411,197
Air Products & Chemicals, Inc.	37,268	2,552,485
Praxair, Inc.	34,832	2,498,848

		6,462,530
Containers & Packaging 1.4%
Sonoco Products Co.	79,177	2,349,973
Telecommunication Services 4.4%
Diversified Telecommunication Services
AT&T, Inc.	130,232	3,636,078
BCE, Inc.	107,348	3,726,049

		7,362,127
Utilities 12.3%
Electric Utilities 10.1%
Allegheny Energy, Inc.	64,171	2,359,568
Duke Energy Corp.	139,947	2,439,276
Entergy Corp.	24,728	2,201,039
Exelon Corp.	60,429	3,784,064
FirstEnergy Corp.	50,527	3,384,804
FPL Group, Inc. (a)	54,647	2,748,744

		16,917,495
Multi-Utilities 2.2%
PG&E Corp.	98,433	3,686,316

Total Common Stocks (Cost $176,319,674)		165,941,175
Securities Lending Collateral 5.9%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $9,972,100)	9,972,100	9,972,100
Cash Equivalents 1.0%
Cash Management QP Trust, 2.38% (b) (Cost $1,639,366)	1,639,366	1,639,366

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $187,931,140) †	105.8	177,552,641
Other Assets and Liabilities, Net	(5.8)	(9,726,754)

Net Assets	100.0	167,825,887

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $189,954,839. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $12,402,198. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,292,871 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,695,069.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $9,950,117 which is 5.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 177,552,641
Level 2	-
Level 3	-
Total	$ 177,552,641

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 96.8%
Consumer Discretionary 20.3%
Diversified Consumer Services 1.1%
Strayer Education, Inc. (a)	1,700	340,442
Hotels Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	14,700	420,861
Internet & Catalog Retail 0.7%
Priceline.com, Inc.* (a)	3,200	218,976
Specialty Retail 14.5%
American Eagle Outfitters, Inc. (a)	22,900	349,225
Children's Place Retail Stores, Inc.*	22,800	760,380
Guess?, Inc. (a)	38,100	1,325,499
Tiffany & Co.	7,100	252,192
Urban Outfitters, Inc.* (a)	57,000	1,816,590

		4,503,886
Textiles, Apparel & Luxury Goods 2.7%
Deckers Outdoor Corp.* (a)	3,200	333,056
Lululemon Athletica, Inc.*	11,200	257,936
Polo Ralph Lauren Corp.	3,800	253,232

		844,224
Consumer Staples 3.9%
Personal Products
Herbalife Ltd. (a)	23,800	940,576
NBTY, Inc.*	9,000	265,680

		1,206,256
Energy 13.0%
Energy Equipment & Services 6.0%
Cameron International Corp.* (a)	9,000	346,860
CARBO Ceramics, Inc. (a)	6,300	325,143
FMC Technologies, Inc.* (a)	13,200	614,460
Rowan Companies, Inc. (a)	18,850	575,868

		1,862,331
Oil, Gas & Consumable Fuels 7.0%
Alpha Natural Resources, Inc.*	5,800	298,294
Holly Corp.	15,400	445,368
Petrohawk Energy Corp.* (a)	13,000	281,190
Southwestern Energy Co.*	18,100	552,774
Ultra Petroleum Corp.* (a)	10,730	593,798

		2,171,424
Financials 10.7%
Capital Markets 9.6%
Affiliated Managers Group, Inc.* (a)	13,310	1,102,733
E*TRADE Financial Corp.* (a)	123,300	345,240

Northern Trust Corp.	3,600	259,920
T. Rowe Price Group, Inc. (a)	12,700	682,117
TD Ameritrade Holding Corp.*	19,700	319,140
Waddell & Reed Financial, Inc. "A"	11,600	287,100

		2,996,250
Diversified Financial Services 1.1%
MSCI, Inc. "A"*	13,673	328,152
Health Care 11.8%
Health Care Equipment & Supplies 1.0%
Hologic, Inc.* (a)	15,500	299,615
Health Care Providers & Services 2.6%
Humana, Inc.*	9,900	407,880
McKesson Corp.	7,700	414,337

		822,217
Life Sciences Tools & Services 5.4%
Covance, Inc.* (a)	8,800	778,008
Pharmaceutical Product Development, Inc. (a)	21,600	893,160

		1,671,168
Pharmaceuticals 2.8%
Allergan, Inc.	3,300	169,950
Mylan, Inc.* (a)	60,800	694,336

		864,286
Industrials 9.4%
Aerospace & Defense 1.3%
Curtiss-Wright Corp. (a)	9,200	418,140
Electrical Equipment 3.8%
First Solar, Inc.*	1,500	283,365
Roper Industries, Inc. (a)	15,850	902,816

		1,186,181
Machinery 1.1%
Bucyrus International, Inc.	7,600	339,568
Professional Services 3.2%
Huron Consulting Group, Inc.* (a)	9,700	552,706
Robert Half International, Inc. (a)	17,600	435,600

		988,306
Information Technology 20.9%
Communications Equipment 7.5%
Ciena Corp.* (a)	42,300	426,384
F5 Networks, Inc.* (a)	21,700	507,346
Foundry Networks, Inc.*	60,100	1,094,421
Juniper Networks, Inc.*	14,300	301,301

		2,329,452
Computers & Peripherals 1.0%
NetApp, Inc.* (a)	16,800	306,264
Electronic Equipment, Instruments & Components 1.0%
Itron, Inc.*	3,500	309,855
Internet Software & Services 2.5%
Omniture, Inc.* (a)	23,800	436,968
VeriSign, Inc.* (a)	13,600	354,688

		791,656

Semiconductors & Semiconductor Equipment 0.8%
Broadcom Corp. "A"* (a)	13,600	253,368
Software 8.1%
Adobe Systems, Inc.*	8,600	339,442
Autodesk, Inc.*	10,200	342,210
Blackboard, Inc.* (a)	12,200	491,538
Concur Technologies, Inc.* (a)	4,000	153,040
FactSet Research Systems, Inc. (a)	16,800	877,800
Salesforce.com, Inc.* (a)	6,200	300,080

		2,504,110
Materials 2.9%
Chemicals 0.8%
Intrepid Potash, Inc.* (a)	8,500	256,190
Metals & Mining 2.1%
Gerdau Ameristeel Corp.	37,000	364,080
United States Steel Corp.	3,600	279,396

		643,476
Telecommunication Services 3.9%
Wireless Telecommunication Services
American Tower Corp. "A"*	17,800	640,266
Crown Castle International Corp.* (a)	19,900	576,503

		1,216,769

Total Common Stocks (Cost $29,491,503)		30,093,423
Securities Lending Collateral 31.7%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $9,851,326)	9,851,326	9,851,326
Cash Equivalents 3.7%
Cash Management QP Trust, 2.38% (b) (Cost $1,160,267)	1,160,267	1,160,267
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $40,503,096) †	132.2	41,105,016
Other Assets and Liabilities, Net	(32.2)	(10,002,754)

Net Assets	100.0	31,102,262

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $40,503,096. At September 30, 2008, net unrealized appreciation for all securities based on tax cost was $601,920. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,623,818 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,021,898.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $10,091,104 which is 32.4% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 41,105,016
Level 2	-
Level 3	-
Total	$ 41,105,016

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Moderate Allocation VIP

	Shares	Value ($)

Equity Funds 58.4%
DWS Blue Chip VIP "A"	3,203	29,688
DWS Capital Growth VIP "A"	57,727	996,376
DWS Communications Fund "Institutional"	4,188	57,747
DWS Davis Venture Value VIP "A"	207,040	2,074,543
DWS Dreman High Return Equity VIP "A"	5,247	42,342
DWS Dreman Small Mid Cap Value VIP "A"	77,787	772,420
DWS Emerging Markets Equity Fund "Institutional"	21,351	324,319
DWS Equity 500 Index VIP "A"	77,256	945,610
DWS Equity Partners Fund "Institutional"	5,009	70,081
DWS Global Opportunities VIP "A"	35,209	383,074
DWS Global Thematic VIP "A"	103,097	799,005
DWS Growth & Income VIP "A"	349,531	2,292,923
DWS Health Care VIP "A"	81,641	923,356
DWS International Select Equity VIP "A"	2,010	16,642
DWS International VIP "A"	133,485	1,146,637
DWS Janus Growth & Income VIP "A"	16,431	140,645
DWS Japan Equity Fund "S"	7,849	68,283
DWS Large Cap Value VIP "A"	374,973	4,315,945
DWS Mid Cap Growth VIP "A"	1,310	13,195
DWS RREEF Global Real Estate Securities Fund "Institutional"	14,469	115,899
DWS Small Cap Core Fund "S"	3,341	50,788
DWS Small Cap Growth VIP "A"	38,098	429,368
DWS Small Cap Index VIP "A"	4,727	55,263
DWS Technology VIP "A"	91,952	714,468

Total Equity Funds (Cost $22,722,538)		16,778,617
Fixed Income – Bond Funds 37.1%
DWS Core Fixed Income VIP "A"	591,871	6,043,000
DWS Emerging Markets Fixed Income Fund "Institutional"	13,674	145,632
DWS Global Bond Fund "S"	75,551	751,731
DWS Government & Agency Securities VIP "A"	90,911	1,106,391
DWS High Income VIP "A"	162,156	1,031,309
DWS Inflation Protected Plus Fund "Institutional"	45,276	456,840
DWS Short Duration Plus Fund "Institutional"	43,434	406,545
DWS US Bond Index Fund "Institutional"	70,257	699,757

Total Fixed Income – Bond Funds (Cost $11,665,721)		10,641,205
Fixed Income – Money Market Fund 2.1%
Cash Management QP Trust (Cost $604,291)	604,291	604,291
Exchange Traded Funds 2.5%
iShares MSCI Canada Index Fund	12,485	328,855
iShares MSCI EAFE Small Cap Index Fund	3,852	130,120
iShares MSCI United Kingdom Index Fund	16,235	270,313

Total Exchange Traded Funds (Cost $921,846)		729,288

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $35,914,396) †	100.1	28,753,401
Other Assets and Liabilities, Net	(0.1)	(42,399)

Net Assets	100.0	28,711,002

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $35,936,561. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $7,183,160. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,713 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,193,873.

MSCI: Morgan Stanley Capital International

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 28,753,401
Level 2	-
Level 3	-
Total	$ 28,753,401

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.7%
ABN AMRO Bank NV, 2.805%, 10/17/2008	2,000,000	2,000,005
Banco Bilbao Vizcaya Argentaria SA:
3.005%, 10/28/2008	1,500,000	1,500,079
3.09%, 3/9/2009	3,900,000	3,900,085
3.155%, 1/5/2009	2,600,000	2,600,034
Banco Santander SA:
2.67%, 10/3/2008	1,800,000	1,799,993
3.01%, 12/18/2008	3,000,000	3,000,000
Barclays Bank PLC:
3.0%, 12/2/2008	3,000,000	3,000,000
3.15%, 12/8/2008	3,000,000	3,000,000
BNP Paribas, 2.8%, 11/24/2008	2,000,000	2,000,000
Canadian Imperial Bank of Commerce, 2.83%, 11/10/2008	3,000,000	3,000,000
Chase Bank USA NA, 2.73%, 11/17/2008	3,900,000	3,900,000
Credit Agricole SA, 2.9%, 12/1/2008	3,200,000	3,200,000
Credit Industriel et Commercial, 3.045%, 10/14/2008	4,000,000	4,000,007
Intesa Sanpaolo SpA:
2.81%, 11/14/2008	2,000,000	2,000,024
3.02%, 12/29/2008	2,000,000	2,000,000
Lloyds TSB Bank PLC, 2.62%, 10/10/2008	4,000,000	4,000,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	750,000	750,000
Mizuho Corporate Bank Ltd.:
2.82%, 10/16/2008	3,300,000	3,300,000
2.82%, 10/20/2008	3,000,000	3,000,000
Norinchukin Bank, 2.65%, 10/14/2008	4,000,000	4,000,000
Rabobank Nederland NV:
2.7%, 11/13/2008	3,800,000	3,800,000
3.0%, 2/26/2009	3,000,000	3,000,000

Total Certificates of Deposit and Bank Notes (Cost $62,750,227)		62,750,227
Commercial Paper 32.4%
Issued at Discount**
Abbey National North America LLC, 2.6%, 10/22/2008	7,000,000	6,989,383
ASB Finance Ltd., 3.1%, 3/6/2009	1,500,000	1,479,850
AstraZeneca PLC, 2.35%, 10/15/2008	3,900,000	3,896,436
AT&T, Inc., 2.22%, 10/20/2008	1,500,000	1,498,243
Caisse Nationale des Caisses d'Epargne et de Prevoyance:
2.96%, 12/15/2008	5,800,000	5,764,233
2.96%, 12/18/2008	4,000,000	3,974,347
Cancara Asset Securitisation LLC, 2.58%, 10/8/2008	3,520,000	3,518,234
Dexia Delaware LLC, 2.81%, 10/23/2008	4,500,000	4,492,272
General Electric Capital Corp., 2.7%, 12/15/2008	2,500,000	2,485,938
Gotham Funding Corp.:
2.69%, 10/10/2008	2,000,000	1,998,655
2.8%, 12/10/2008	4,000,000	3,978,222
Greenwich Capital Holdings, Inc.:

2.98%, 12/18/2008	3,800,000	3,775,465
3.1%, 3/9/2009	3,500,000	3,452,079
KBC Financial Products International Ltd., 2.8%, 11/14/2008	4,000,000	3,986,311
Liberty Street Funding LLC:
2.89%, 11/25/2008	2,000,000	1,991,169
7.0%, 10/1/2008	11,100,000	11,100,000
Merck & Co., Inc., 2.2%, 10/15/2008	2,000,000	1,998,289
Nokia Oyj, 2.43%, 12/10/2008	2,000,000	1,990,550
Novartis Finance Corp., 2.5%, 10/6/2008	3,200,000	3,198,889
Pfizer, Inc., 2.52%, 3/2/2009	2,950,000	2,918,612
Procter & Gamble International Funding SCA:
2.2%, 10/24/2008	4,000,000	3,994,378
2.23%, 2/12/2009	2,000,000	1,983,399
Sheffield Receivables Corp., 2.45%, 10/1/2008	7,000,000	7,000,000
Societe Generale North America, Inc.:
2.87%, 12/22/2008	4,000,000	3,973,851
2.935%, 12/22/2008	4,000,000	3,973,259
3.15%, 10/22/2008	3,000,000	2,994,487
Starbird Funding Corp., 2.97%, 12/4/2008	1,500,000	1,492,080
Suncorp.-Metway Ltd., 3.02%, 11/3/2008	4,000,000	3,988,927
Swedbank AB:
3.0%, 11/4/2008	5,000,000	4,985,833
3.0%, 11/10/2008	1,500,000	1,495,000
3.01%, 12/1/2008	2,500,000	2,487,249
3.22%, 3/3/2009	2,000,000	1,972,630
Thunder Bay Funding LLC, 2.77%, 11/17/2008	3,000,000	2,989,151
Toyota Motor Credit Corp.:
2.25%, 10/3/2008	2,000,000	1,999,750
2.53%, 10/14/2008	4,000,000	3,996,346
2.88%, 12/30/2008	2,800,000	2,779,840
Victory Receivables Corp., 2.8%, 12/10/2008	3,000,000	2,983,667

Total Commercial Paper (Cost $129,577,024)		129,577,024
Short Term Notes* 15.8%
Abbey National Treasury Services PLC:
3.01%, 2/20/2009	2,000,000	2,000,000
3.596%, 4/24/2009	1,500,000	1,500,000
Allied Irish Banks North America, Inc., 3.118%, 3/11/2009	3,000,000	3,000,000
ANZ National (International) Ltd., 3.036%, 7/10/2009	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd., 3.02%, 7/2/2009	2,000,000	2,000,000
Bank of America NA, 2.987%, 7/6/2009	1,900,000	1,900,000
Bank of Nova Scotia, 3.148%, 5/6/2009	3,300,000	3,300,000
Bank of Scotland PLC, 3.008%, 6/5/2009	1,200,000	1,200,000
Banque Federative du Credit Mutuel, 2.959%, 8/27/2010	2,500,000	2,500,000
Barclays Bank PLC, 4.208%, 2/27/2009	3,000,000	3,000,000
BNP Paribas, 3.013%, 5/13/2009	1,500,000	1,500,000
Commonwealth Bank of Australia, 2.816%, 12/18/2008	1,000,000	999,944
Credit Agricole SA, 144A, 3.433%, 7/22/2009	2,500,000	2,500,000
General Electric Co., 3.216%, 9/24/2009	10,000,000	10,000,000
ING Bank NV, 3.726%, 3/26/2009	750,000	750,000
Intesa Sanpaolo SpA:
2.987%, 5/13/2009	2,800,000	2,800,000
3.063%, 3/5/2009	3,000,000	3,000,000
JPMorgan Chase & Co., 2.827%, 4/3/2009	4,000,000	3,999,897
KBC Bank NV, 2.838%, 12/16/2008	3,500,000	3,500,000
Metropolitan Life Global Funding I, 144A, 3.041%, 5/11/2009	750,000	750,000

National Australia Bank Ltd.:
3.001%, 4/7/2009	1,250,000	1,250,000
3.008%, 2/19/2009	2,000,000	2,000,000
Natixis, 3.065%, 4/6/2009	3,000,000	3,000,000
Procter & Gamble International Funding SCA, 2.878%, 2/19/2009	750,000	750,000
Rabobank Nederland NV, 144A, 2.992%, 10/9/2009	2,000,000	2,000,000
Royal Bank of Canada, 2.887%, 7/15/2009	1,800,000	1,800,000
Svenska Handelsbanken, Inc., 144A, 3.15%, 5/26/2009	1,500,000	1,500,000

Total Short Term Notes (Cost $63,499,841)		63,499,841
Master Notes 2.0%
Citigroup Global Markets, Inc., 7.15% *, 10/1/2008 (a) (Cost $8,000,000)	8,000,000	8,000,000
Time Deposit 2.0%
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.0%, 10/1/2008 (Cost $8,000,000)	8,000,000	8,000,000
Government & Agency Obligations 11.8%
US Government Sponsored Agencies 9.4%
Federal Home Loan Bank:
1.47% *, 4/3/2009	1,200,000	1,200,000
2.35% **, 2/11/2009	1,800,000	1,784,372
2.36% **, 5/12/2009	1,250,000	1,231,726
2.53% **, 1/26/2009	3,500,000	3,471,221
2.56% **, 11/17/2008	1,500,000	1,494,987
2.7% **, 12/30/2008	5,000,000	4,966,250
2.73% **, 1/20/2009	4,000,000	3,966,330
2.74% **, 2/24/2009	1,750,000	1,730,554
3.112% **, 12/22/2008	12,000,000	11,913,900
Federal Home Loan Mortgage Corp., 2.41% **, 3/19/2009	2,000,000	1,977,373
Federal National Mortgage Association:
2.46% **, 3/19/2009	2,000,000	1,976,903
2.575% **, 11/26/2008	2,000,000	1,991,989

		37,705,605
US Treasury Obligations 2.4%
US Treasury Bills:
1.58% **, 8/27/2009	2,000,000	1,971,034
2.065% **, 7/2/2009	750,000	738,212
2.1% **, 7/2/2009	1,500,000	1,476,025
2.31% **, 7/2/2009	1,750,000	1,719,232
2.37% **, 6/4/2009	1,400,000	1,377,327
2.42% **, 6/4/2009	750,000	737,598
US Treasury Note, 4.875%, 5/15/2009	1,500,000	1,524,847

		9,544,275

Total Government & Agency Obligations (Cost $47,249,880)		47,249,880
Repurchase Agreements 19.7%
JPMorgan Securities, Inc., 2.0%, dated 9/30/2008, to be repurchased at $78,818,344 on 10/1/2008 (b) (Cost $78,813,965)	78,813,965	78,813,965

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $397,890,937) †	99.4	397,890,937
Other Assets and Liabilities, Net	0.6	2,201,696

Net Assets	100.0	400,092,633

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $397,890,937.
*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Reset date; not a maturity date.
(b)	Collateralized by $80,096,276 Federal National Mortgage Association, with various coupon rates from 5.0-7.0%, with various maturity dates of 6/1/2030-4/1/2038 with a value of $80,391,774.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below.

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	397,890,937
Level 3	-
Total	$ 397,890,937

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 23.3%
Diversified Consumer Services 0.7%
Capella Education Co.*	18,000	771,480
Hotels Restaurants & Leisure 9.1%
Buffalo Wild Wings, Inc.* (a)	139,200	5,601,408
McCormick & Schmick's Seafood Restaurants, Inc.*	103,600	1,009,064
Orient-Express Hotels Ltd. "A" (a)	63,400	1,529,842
Pinnacle Entertainment, Inc.* (a)	109,900	830,844
Red Robin Gourmet Burgers, Inc.*	48,100	1,289,080

		10,260,238
Specialty Retail 13.5%
bebe stores, inc. (a)	211,900	2,070,263
Cabela's, Inc.* (a)	111,600	1,348,128
Children's Place Retail Stores, Inc.* (a)	72,300	2,411,205
Citi Trends, Inc.* (a)	109,400	1,782,126
Guess?, Inc.	170,500	5,931,695
Zumiez, Inc.* (a)	93,800	1,545,824

		15,089,241
Consumer Staples 3.9%
Food & Staples Retailing 2.2%
Casey's General Stores, Inc.	30,000	905,100
Pantry, Inc.*	75,100	1,591,369

		2,496,469
Food Products 1.7%
Green Mountain Coffee Roasters, Inc.* (a)	46,700	1,837,178
Energy 8.5%
Energy Equipment & Services 3.0%
Dril-Quip, Inc.*	40,900	1,774,651
T-3 Energy Services, Inc.*	19,000	705,280
Tesco Corp.*	42,500	889,950

		3,369,881
Oil, Gas & Consumable Fuels 5.5%
BPZ Resources, Inc.* (a)	61,200	1,052,640
Carrizo Oil & Gas, Inc.* (a)	59,800	2,168,946
EXCO Resources, Inc.*	48,500	791,520
Goodrich Petroleum Corp.*	16,500	719,235
Holly Corp.	51,700	1,495,164

		6,227,505
Financials 7.9%
Capital Markets 3.9%
E*TRADE Financial Corp.* (a)	419,500	1,174,600
FCStone Group, Inc.*	73,900	1,329,461

Riskmetrics Group, Inc.*	45,700	894,349
Waddell & Reed Financial, Inc. "A"	39,500	977,625

		4,376,035
Diversified Financial Services 2.2%
Portfolio Recovery Associates, Inc.* (a)	52,120	2,534,596
Insurance 1.8%
eHealth, Inc.* (a)	124,300	1,988,800
Health Care 12.7%
Health Care Providers & Services 9.3%
Air Methods Corp.*	42,000	1,189,020
Centene Corp.*	80,000	1,640,800
Genoptix, Inc.*	41,000	1,339,470
Gentiva Health Services, Inc.*	55,400	1,492,476
Providence Service Corp.* (a)	123,100	1,206,380
Psychiatric Solutions, Inc.* (a)	59,200	2,246,640
WellCare Health Plans, Inc.*	35,600	1,281,600

		10,396,386
Life Sciences Tools & Services 1.6%
ICON PLC (ADR)*	23,600	902,700
PAREXEL International Corp.*	32,800	940,048

		1,842,748
Pharmaceuticals 1.8%
Sciele Pharma, Inc.* (a)	64,500	1,985,955
Industrials 11.5%
Aerospace & Defense 3.0%
BE Aerospace, Inc.*	122,800	1,943,924
Curtiss-Wright Corp.	30,800	1,399,860

		3,343,784
Commercial Services & Supplies 1.2%
Team, Inc.*	37,300	1,347,276
Professional Services 6.7%
Heidrick & Struggles International, Inc.	57,400	1,730,610
Hill International, Inc.*	71,700	993,045
Huron Consulting Group, Inc.* (a)	56,700	3,230,766
Korn/Ferry International* (a)	90,000	1,603,800

		7,558,221
Road & Rail 0.6%
Old Dominion Freight Line, Inc.*	22,200	629,148
Information Technology 31.3%
Communications Equipment 3.6%
Foundry Networks, Inc.*	219,600	3,998,916
Electronic Equipment, Instruments & Components 3.4%
Itron, Inc.* (a)	43,200	3,824,496
Internet Software & Services 6.6%
Bankrate, Inc.* (a)	38,900	1,513,599
DealerTrack Holdings, Inc.* (a)	103,100	1,736,204
LoopNet, Inc.* (a)	243,200	2,390,656
Omniture, Inc.*	80,300	1,474,308
Perficient, Inc.*	39,700	263,608

		7,378,375

IT Services 4.6%
CyberSource Corp.*	205,100	3,304,161
Forrester Research, Inc.*	65,000	1,905,800

		5,209,961
Semiconductors & Semiconductor Equipment 6.2%
Atheros Communications* (a)	92,100	2,171,718
Cavium Networks, Inc.* (a)	77,100	1,085,568
Netlogic Microsystems, Inc.* (a)	58,100	1,756,944
Tessera Technologies, Inc.*	120,000	1,960,800

		6,975,030
Software 6.9%
Blackboard, Inc.*	69,700	2,808,213
Concur Technologies, Inc.*	13,600	520,336
FalconStor Software, Inc.* (a)	190,300	1,020,008
Fundtech Ltd.*	86,603	1,200,317
Informatica Corp.*	83,300	1,082,067
Ultimate Software Group, Inc.*	43,100	1,163,700

		7,794,641

Total Common Stocks (Cost $121,658,922)		111,236,360
Securities Lending Collateral 32.0%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $35,950,850)	35,950,850	35,950,850
Cash Equivalents 0.8%
Cash Management QP Trust, 2.38% (b) (Cost $926,359)	926,359	926,359
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $158,536,131) †	131.9	148,113,569
Other Assets and Liabilities, Net	(31.9)	(35,849,956)

Net Assets	100.0	112,263,613

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $158,579,656. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $10,466,087. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,895,146 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,361,233.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $36,067,776 which is 32.1% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 148,113,569

Level 2	-
Level 3	-
Total	$ 148,113,569

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Strategic Income VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 37.5%
Consumer Discretionary 3.8%
AMC Entertainment, Inc., 8.0%, 3/1/2014	145,000	124,700
American Achievement Corp., 144A, 8.25%, 4/1/2012	30,000	29,925
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	54,911	52,166
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	65,000	41,600
8.0%, 3/15/2014	30,000	21,075
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	120,000	103,200
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009	25,000	24,688
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	50,000	36,000
Carrols Corp., 9.0%, 1/15/2013	30,000	21,600
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	160,000	155,200
CSC Holdings, Inc.:
6.75%, 4/15/2012 (b)	50,000	45,813
Series B, 7.625%, 4/1/2011	55,000	52,800
Series B, 8.125%, 7/15/2009	55,000	54,450
Series B, 8.125%, 8/15/2009	110,000	108,900
Denny's Holdings, Inc., 10.0%, 10/1/2012	20,000	18,200
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016	145,000	131,225
Dollarama Group LP, 8.883% ***, 8/15/2012 (c)	52,000	46,280
EchoStar DBS Corp.:
6.375%, 10/1/2011	100,000	92,000
6.625%, 10/1/2014	65,000	52,162
7.125%, 2/1/2016	80,000	64,200
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	65,000	18,200
General Motors Corp.:
7.4%, 9/1/2025	40,000	14,400
8.375%, 7/15/2033	85,000	34,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	55,000	49,500
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	27,300
Hertz Corp., 8.875%, 1/1/2014	115,000	99,187
Idearc, Inc., 8.0%, 11/15/2016	125,000	34,063
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	40,000	27,200
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	70,000	46,900
Kabel Deutschland GmbH, 10.625%, 7/1/2014 (b)	150,000	147,000
Lamar Media Corp., Series C, 6.625%, 8/15/2015	40,000	33,100
Liberty Media LLC:
5.7%, 5/15/2013 (b)	10,000	8,317
8.25%, 2/1/2030	50,000	33,739
8.5%, 7/15/2029	95,000	67,132
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	30,000	29,400
MGM MIRAGE:
6.625%, 7/15/2015 (b)	30,000	20,850
6.75%, 9/1/2012	35,000	27,388
8.375%, 2/1/2011 (b)	65,000	53,137
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	85,000	80,750

Norcraft Holdings LP, 9.75%, 9/1/2012		155,000	139,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016 (b)		125,000	89,375
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		60,000	57,450
Quebecor Media, Inc., 7.75%, 3/15/2016 (b)		40,000	35,000
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		45,000	18,225
Reader's Digest Association, Inc., 9.0%, 2/15/2017		50,000	28,250
Sabre Holdings Corp., 8.35%, 3/15/2016		50,000	32,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.319% ***, 3/15/2014		65,000	48,750
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015 (b)		50,000	36,000
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		185,000	103,600
7.875%, 1/15/2014		20,000	15,000
Sinclair Television Group, Inc., 8.0%, 3/15/2012		49,000	47,285
Sirius XM Radio, Inc., 9.625%, 8/1/2013 (b)		120,000	63,600
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		55,000	37,400
Travelport LLC:
7.436% ***, 9/1/2014		45,000	34,650
9.875%, 9/1/2014		10,000	8,150
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		15,000	6,150
United Components, Inc., 9.375%, 6/15/2013		10,000	8,300
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	150,000	181,606
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	100,000	114,032
144A, 8.0%, 11/1/2016	EUR	50,000	54,200
Vitro SAB de CV:
9.125%, 2/1/2017		220,000	143,000
11.75%, 11/1/2013		35,000	30,100
Young Broadcasting, Inc., 8.75%, 1/15/2014		275,000	39,875

			3,499,245
Consumer Staples 2.1%
Alliance One International, Inc., 8.5%, 5/15/2012		20,000	18,500
Delhaize America, Inc.:
8.05%, 4/15/2027		20,000	19,623
9.0%, 4/15/2031		132,000	138,567
General Nutrition Centers, Inc., 7.584% ***, 3/15/2014 (PIK)		40,000	33,300
Harry & David Operations Corp., 7.81% ***, 3/1/2012		50,000	28,250
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		223,000	173,940
Philip Morris International, Inc., 6.375%, 5/16/2038		340,000	299,075
Reynolds American, Inc., 6.75%, 6/15/2017		600,000	560,646
Safeway, Inc., 7.5%, 9/15/2009		500,000	490,000
Smithfield Foods, Inc., 7.75%, 7/1/2017		40,000	31,400
Viskase Companies, Inc., 11.5%, 6/15/2011		225,000	191,250

			1,984,551
Energy 4.8%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		115,000	103,500
Belden & Blake Corp., 8.75%, 7/15/2012		310,000	282,100
Bristow Group, Inc., 7.5%, 9/15/2017		70,000	62,300
Chaparral Energy, Inc., 8.5%, 12/1/2015		110,000	86,900
Chesapeake Energy Corp.:
6.25%, 1/15/2018		35,000	29,925
6.875%, 1/15/2016		170,000	155,125
7.25%, 12/15/2018 (b)		110,000	101,200
7.5%, 6/15/2014		25,000	23,937
Cimarex Energy Co., 7.125%, 5/1/2017		45,000	41,400
Delta Petroleum Corp., 7.0%, 4/1/2015		100,000	69,500

Dynegy Holdings, Inc.:
6.875%, 4/1/2011	15,000	13,650
8.375%, 5/1/2016	105,000	91,350
El Paso Corp.:
7.25%, 6/1/2018	90,000	83,700
9.625%, 5/15/2012	50,000	51,906
EXCO Resources, Inc., 7.25%, 1/15/2011	95,000	89,775
Forest Oil Corp., 144A, 7.25%, 6/15/2019	35,000	29,925
Frontier Oil Corp.:
6.625%, 10/1/2011	40,000	37,800
8.5%, 9/15/2016 (b)	80,000	77,000
GAZ Capital (Gazprom), 144A, 6.51%, 3/7/2022	230,000	165,600
KCS Energy, Inc., 7.125%, 4/1/2012	240,000	211,200
Mariner Energy, Inc.:
7.5%, 4/15/2013	60,000	53,100
8.0%, 5/15/2017	95,000	80,275
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	78,300
OPTI Canada, Inc.:
7.875%, 12/15/2014	90,000	79,650
8.25%, 12/15/2014	160,000	143,200
Pemex Project Funding Master Trust, 144A, 5.75%, 3/1/2018	460,000	435,298
Petrobras International Finance Co., 5.875%, 3/1/2018	95,000	86,344
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	60,000	52,200
9.125%, 7/15/2013	65,000	61,100
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	115,000	136,221
Plains Exploration & Production Co.:
7.0%, 3/15/2017	60,000	52,200
7.625%, 6/1/2018	110,000	97,350
Quicksilver Resources, Inc., 7.125%, 4/1/2016	170,000	138,550
Range Resources Corp., 7.25%, 5/1/2018	10,000	9,450
Sabine Pass LNG LP, 7.5%, 11/30/2016	100,000	78,000
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	45,000	38,700
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	85,000	82,450
Stone Energy Corp.:
6.75%, 12/15/2014	105,000	81,375
8.25%, 12/15/2011	160,000	148,800
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	45,000	39,939
Whiting Petroleum Corp.:
7.0%, 2/1/2014	70,000	59,500
7.25%, 5/1/2012	125,000	115,937
7.25%, 5/1/2013	30,000	27,825
Williams Companies, Inc.:
8.125%, 3/15/2012	180,000	181,858
8.75%, 3/15/2032	265,000	271,720
Williams Partners LP, 7.25%, 2/1/2017	45,000	41,850

		4,478,985
Financials 11.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	125,000	112,656
Ashton Woods USA LLC, 9.5%, 10/1/2015	145,000	65,250
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	12,600
CIT Group, Inc., 5.4%, 2/13/2012	400,000	229,948
Citigroup, Inc., 6.5%, 8/19/2013	70,000	62,214
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	267,000	287,692
Depfa ACS Bank, 144A, 9.5% ***, 10/6/2023	1,000,000	1,000,000

Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		125,000	79,487
7.375%, 10/28/2009		275,000	221,091
7.875%, 6/15/2010		205,000	156,482
GMAC LLC, 6.875%, 9/15/2011		765,000	341,333
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		115,000	105,225
8.875%, 4/1/2015 (PIK)		100,000	90,500
9.75%, 4/1/2017		120,000	107,400
Hexion US Finance Corp., 9.75%, 11/15/2014		35,000	27,650
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		135,000	132,975
iPayment, Inc., 9.75%, 5/15/2014		45,000	36,000
iStar Financial, Inc., (REIT), 8.625%, 6/1/2013		250,000	130,000
Kreditanstalt fuer Wiederaufbau:
2.05%, 2/16/2026	JPY	300,000,000	2,743,735
5.0%, 1/4/2009	EUR	600,000	844,400
5.0%, 7/4/2011	EUR	2,350,000	3,380,634
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		50,000	32,500
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		90,000	46,800
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		100,000	87,500
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		50,000	49,125
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		13,000	13,260
Sprint Capital Corp.:
7.625%, 1/30/2011		50,000	45,500
8.375%, 3/15/2012		20,000	18,000
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		150,000	21,000
UCI Holdco, Inc., 10.319% ***, 12/15/2013 (PIK)		67,683	51,439
Universal City Development Partners, 11.75%, 4/1/2010		235,000	227,069
Wachovia Corp., 3.625%, 2/17/2009		250,000	229,946
Williams Companies, Inc., Credit Linked Certificate Trust, 144A, 6.75%, 4/15/2009		10,000	9,967
Wind Acquisition Finance SA, 144A, 9.75%, 12/1/2015	EUR	50,000	63,703

			11,063,081
Health Care 1.7%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		90,000	78,300
Boston Scientific Corp., 6.0%, 6/15/2011		75,000	70,875
Community Health Systems, Inc., 8.875%, 7/15/2015		400,000	380,000
HCA, Inc.:
9.125%, 11/15/2014		95,000	92,388
9.25%, 11/15/2016		280,000	272,300
9.625%, 11/15/2016 (PIK) (b)		145,000	137,750
HEALTHSOUTH Corp., 10.75%, 6/15/2016 (b)		50,000	50,500
IASIS Healthcare LLC, 8.75%, 6/15/2014		75,000	70,875
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		60,000	55,800
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		55,000	47,850
The Cooper Companies, Inc., 7.125%, 2/15/2015		95,000	93,100
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		75,000	64,875
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		150,000	144,750

			1,559,363
Industrials 3.2%
Actuant Corp., 6.875%, 6/15/2017		40,000	38,200
Allied Waste North America, Inc., 6.5%, 11/15/2010		40,000	39,100
American Color Graphics, Inc., 10.0%, 6/15/2010 **		80,000	5,600
American Color Graphics, Inc., Promissory Note due 12/31/2008 (d)		4,800	0
ARAMARK Corp.:

6.301% ***, 2/1/2015	65,000	56,875
8.5%, 2/1/2015 (b)	20,000	18,800
Baldor Electric Co., 8.625%, 2/15/2017 (b)	45,000	42,975
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)	105,000	101,850
Belden, Inc., 7.0%, 3/15/2017	45,000	40,050
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	96,000
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035 (b)	165,000	145,200
Building Materials Corp. of America, 7.75%, 8/1/2014	65,000	51,350
Cenveo Corp., 144A, 10.5%, 8/15/2016	55,000	50,875
Congoleum Corp., 8.625%, 8/1/2008 **	125,000	93,750
DRS Technologies, Inc.:
6.625%, 2/1/2016	135,000	136,350
6.875%, 11/1/2013	195,000	193,050
7.625%, 2/1/2018	165,000	172,425
Education Management LLC, 8.75%, 6/1/2014	10,000	8,350
Esco Corp., 144A, 8.625%, 12/15/2013	95,000	93,100
General Cable Corp.:
5.166% ***, 4/1/2015	55,000	46,200
7.125%, 4/1/2017	55,000	49,500
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	20,000	16,700
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	50,000	45,750
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	20,000	14,200
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	170,000	107,950
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	95,000	90,725
7.625%, 12/1/2013	155,000	148,025
9.375%, 5/1/2012	150,000	153,000
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	45,000	45,000
8.0%, 6/1/2015	100,000	98,500
Mobile Services Group, Inc., 9.75%, 8/1/2014	65,000	60,450
Moog, Inc., 144A, 7.25%, 6/15/2018	20,000	19,200
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	75,000	69,000
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013	40,000	34,400
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	165,000	56,100
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	45,000	42,300
Seitel, Inc., 9.75%, 2/15/2014	35,000	28,525
Titan International, Inc., 8.0%, 1/15/2012	195,000	189,150
TransDigm, Inc., 7.75%, 7/15/2014	30,000	28,200
United Rentals North America, Inc.:
6.5%, 2/15/2012	125,000	104,375
7.0%, 2/15/2014	175,000	122,500
US Concrete, Inc., 8.375%, 4/1/2014	55,000	42,900
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	35,000	30,450

		3,027,000
Information Technology 1.4%
Alion Science & Technology Corp., 10.25%, 2/1/2015	40,000	25,200
Cisco Systems, Inc., 5.5%, 2/22/2016	200,000	192,185
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 (b)	205,000	141,450
L-3 Communications Corp.:
5.875%, 1/15/2015	160,000	144,800
Series B, 6.375%, 10/15/2015	80,000	73,600
7.625%, 6/15/2012	195,000	192,075
Lucent Technologies, Inc., 6.45%, 3/15/2029	165,000	100,650
MasTec, Inc., 7.625%, 2/1/2017	65,000	54,925

NXP BV/NXP Funding LLC, 7.713% ***, 10/15/2013	EUR	100,000	85,876
Sanmina-SCI Corp., 144A, 5.569% ***, 6/15/2010		24,000	22,560
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		90,000	78,750
SunGard Data Systems, Inc., 10.25%, 8/15/2015		135,000	117,112
Vangent, Inc., 9.625%, 2/15/2015		35,000	28,525

			1,257,708
Materials 3.2%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		25,000	21,938
ARCO Chemical Co., 9.8%, 2/1/2020		405,000	243,000
Cascades, Inc., 7.25%, 2/15/2013		140,000	109,200
Chemtura Corp., 6.875%, 6/1/2016		115,000	92,000
Clondalkin Acquisition BV, 144A, 4.819% ***, 12/15/2013		75,000	60,937
CPG International I, Inc., 10.5%, 7/1/2013		130,000	88,400
Exopack Holding Corp., 11.25%, 2/1/2014		160,000	134,400

Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		135,000	132,637
8.375%, 4/1/2017		270,000	265,950
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		112,873	82,397
144A, 10.698% ***, 12/31/2009		186,000	135,780
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		35,000	31,238
9.5%, 12/1/2011		50,000	49,500
Hexcel Corp., 6.75%, 2/1/2015		195,000	187,200
Huntsman LLC, 11.625%, 10/15/2010		243,000	247,860
Innophos, Inc., 8.875%, 8/15/2014		35,000	35,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012		90,000	75,150
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		130,000	116,350
Metals USA Holdings Corp., 8.791% ***, 7/1/2012 (PIK)		35,000	28,000
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		35,000	19,950
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		115,000	90,850
NewMarket Corp., 7.125%, 12/15/2016		110,000	105,600
NewPage Corp., 10.0%, 5/1/2012 (b)		110,000	98,450
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	65,000	78,238
Pliant Corp., 11.85%, 6/15/2009 (PIK)		10	9
Radnor Holdings Corp., 11.0%, 3/15/2010 **		25,000	31
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		75,000	58,500
8.375%, 7/1/2012		55,000	46,200
Steel Dynamics, Inc.:
6.75%, 4/1/2015		40,000	34,400
7.375%, 11/1/2012		40,000	36,600
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		110,000	104,500
The Mosaic Co., 144A, 7.375%, 12/1/2014		85,000	87,998
Witco Corp., 6.875%, 2/1/2026		35,000	22,225
Wolverine Tube, Inc., 10.5%, 4/1/2009		85,000	82,450

			3,002,938
Telecommunication Services 2.4%
BCM Ireland Preferred Equity Ltd., 144A, 11.964% ***, 2/15/2017 (PIK)	EUR	65,213	43,551
Centennial Communications Corp.:
10.0%, 1/1/2013		40,000	38,300
10.125%, 6/15/2013		80,000	79,200
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		100,000	90,000

8.375%, 1/15/2014 (b)		55,000	47,850
Cricket Communications, Inc.:
9.375%, 11/1/2014		120,000	111,600
144A, 10.0%, 7/15/2015		100,000	95,500
Embratel, Series B, 11.0%, 12/15/2008		20,000	20,025
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		28,848	25,098
Hellas Telecommunications Luxembourg V, 144A, 8.463% ***, 10/15/2012	EUR	200,000	215,393
Intelsat Corp.:
144A, 9.25%, 8/15/2014		25,000	23,375
144A, 9.25%, 6/15/2016		240,000	220,800
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		130,000	118,950
iPCS, Inc., 4.926% ***, 5/1/2013		35,000	28,525
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		150,000	140,250
Millicom International Cellular SA, 10.0%, 12/1/2013		265,000	262,350
Nortel Networks Ltd.:
7.041% ***, 7/15/2011		55,000	36,713
144A, 10.75%, 7/15/2016		75,000	45,937
Qwest Corp.:
7.25%, 9/15/2025		20,000	14,900
7.875%, 9/1/2011		135,000	129,600
8.875%, 3/15/2012		30,000	29,400
Sprint Nextel Corp., 6.0%, 12/1/2016 (b)		55,000	42,350
Stratos Global Corp., 9.875%, 2/15/2013		30,000	29,250
Telesat Canada, 144A, 11.0%, 11/1/2015		150,000	120,000
Virgin Media Finance PLC:
8.75%, 4/15/2014		120,000	100,800
8.75%, 4/15/2014	EUR	85,000	92,141
West Corp., 9.5%, 10/15/2014		40,000	30,600
Windstream Corp., 7.0%, 3/15/2019		60,000	48,000

			2,280,458
Utilities 3.0%
AES Corp.:
8.0%, 10/15/2017		100,000	90,250
144A, 8.0%, 6/1/2020		110,000	96,250
144A, 8.75%, 5/15/2013		315,000	316,575
9.5%, 6/1/2009		60,000	59,400
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		470,000	474,700
CMS Energy Corp., 8.5%, 4/15/2011		225,000	230,218
Edison Mission Energy, 7.0%, 5/15/2017 (b)		105,000	94,500
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		150,000	135,375
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		375,000	335,625
Knight, Inc., 6.5%, 9/1/2012		30,000	28,275
Mirant Americas Generation LLC, 8.3%, 5/1/2011		130,000	125,125
Mirant North America LLC, 7.375%, 12/31/2013		60,000	56,400
NRG Energy, Inc.:
7.25%, 2/1/2014 (b)		125,000	115,938
7.375%, 2/1/2016		90,000	81,000
Oncor Electric Delivery Co., 7.0%, 9/1/2022		45,000	37,783
Regency Energy Partners LP, 8.375%, 12/15/2013		80,000	72,000
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		125,000	92,500
Sierra Pacific Resources:
6.75%, 8/15/2017		105,000	95,987
8.625%, 3/15/2014 (b)		25,000	25,604
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		220,000	198,551

			2,762,056

Total Corporate Bonds (Cost $39,882,108)			34,915,385

Commercial and Non-Agency Mortgage-Backed Securities 1.9%
Credit Suisse Mortgage Capital Certificates Trust, "A2", Series 2007-C1, 5.268%, 2/15/2040		814,000	760,959
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.448% ***, 7/15/2041		500,000	334,001
Wachovia Bank Commercial Mortgage Trust, "A2", Series 2007-C32, 5.924% ***, 6/15/2049		780,000	730,418

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $1,953,667)			1,825,378
Asset-Backed 0.5%
Credit Card Receivables
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 2.888% ***, 5/15/2014 (Cost $954,141)		1,000,000	500,000
Mortgage-Backed Securities Pass-Throughs 4.3%
Federal Home Loan Mortgage Corp., 5.5%, 6/1/2035		1,000,000	993,672
Federal National Mortgage Association, 5.5% , with various maturities from 10/1/2019 until 4/1/2035		2,000,000	2,002,735
Government National Mortgage Association, 5.0%, 2/1/2035		1,000,000	979,531

Total Mortgage-Backed Securities Pass-Throughs (Cost $4,030,937)			3,975,938
Government & Agency Obligations 51.3%
Sovereign Bonds 34.9%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014		250,000	311,250
Dominican Republic, Series REG S, 9.5%, 9/27/2011		198,271	194,306
Federal Republic of Germany, Series 06, 4.0%, 7/4/2016	EUR	1,700,000	2,397,640
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)		1,560,000	1,505,400
7.125%, 1/20/2037		310,000	318,525
7.875%, 3/7/2015		275,000	293,838
8.75%, 2/4/2025		305,000	358,375
8.875%, 10/14/2019		715,000	838,337
11.0%, 8/17/2040 (b)		765,000	960,075
12.5%, 1/5/2016	BRL	250,000	132,382
Government of Canada, 4.5%, 6/1/2015	CAD	900,000	899,433
Government of Ukraine, Series REG S, 7.65%, 6/11/2013		150,000	124,500
Kingdom of Spain, 3.15%, 1/31/2016	EUR	1,300,000	1,686,584
Province of Quebec, Series PO, 1.6%, 5/9/2013	JPY	600,000,000	5,727,883
Republic of Argentina:
3.127% ***, 8/3/2012 (PIK)		485,000	348,204
5.83%, 12/31/2033 (PIK)	ARS	430	113
Republic of Colombia:
7.375%, 1/27/2017 (b)		205,000	214,738
8.25%, 12/22/2014		170,000	184,450
10.0%, 1/23/2012 (b)		340,000	377,400
Republic of El Salvador, 144A, 7.65%, 6/15/2035		676,000	662,480
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	94,500
Republic of Greece:
3.6%, 7/20/2016	EUR	1,400,000	1,821,131
4.5%, 9/20/2037	EUR	1,750,000	2,143,795
Republic of Indonesia, 144A, 6.875%, 3/9/2017		440,000	403,700
Republic of Panama:
7.125%, 1/29/2026		166,000	170,150
9.375%, 1/16/2023		670,000	837,500
Republic of Peru:

6.55%, 3/14/2037		470,000	432,400
7.35%, 7/21/2025 (b)		1,140,000	1,134,300
Republic of Philippines:
7.75%, 1/14/2031 (b)		100,000	105,000
8.0%, 1/15/2016		330,000	347,325
8.375%, 2/15/2011		25,000	26,750
9.375%, 1/18/2017		175,000	205,188
Republic of Turkey:
7.0%, 9/26/2016		525,000	523,687
7.25%, 3/15/2015		80,000	79,400
11.75%, 6/15/2010		475,000	523,688
Republic of Uruguay:
7.625%, 3/21/2036 (b)		101,000	95,950
8.0%, 11/18/2022		265,000	265,000
9.25%, 5/17/2017		105,000	118,256
Republic of Venezuela, 10.75%, 9/19/2013		760,000	699,200
Russian Federation, Series REG S, 7.5%, 3/31/2030		827,400	847,051
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		640,000	601,600
United Kingdom Treasury Bond, 4.75%, 9/7/2015	GBP	1,250,000	2,279,604
United Mexican States:
5.625%, 1/15/2017 (b)		595,000	581,017
Series A, 5.875%, 1/15/2014		600,000	603,750
Series A, 6.75%, 9/27/2034		98,000	98,490

			32,574,345
US Government Sponsored Agencies 0.9%
Federal Home Loan Bank, 7.45% ***, 10/16/2023		600,000	600,000
Federal National Mortgage Association, 8.45% ***, 2/27/2023		250,000	248,625

			848,625
US Treasury Obligations 15.5%
US Treasury Bill, 1.35% ****, 10/16/2008 (h)		890,000	889,562
US Treasury Bonds:
4.375%, 2/15/2038		170,000	172,165
5.25%, 11/15/2028		850,000	941,707
US Treasury Inflation-Indexed Notes:
0.875%, 4/15/2010		1,160,890	1,140,393
2.0%, 4/15/2012		1,083,800	1,086,425
US Treasury Notes:
2.75%, 7/31/2010		4,000,000	4,062,188
3.125%, 9/30/2013		1,500,000	1,510,313
4.0%, 8/15/2018		2,230,000	2,261,709
4.25%, 8/15/2013		2,205,000	2,340,572

			14,405,034

Total Government & Agency Obligations (Cost $48,642,623)			47,828,004
Loan Participations and Assignments 2.2%
Senior Loans*** 2.0%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.713%, 4/2/2014		29,624	25,847
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 6.463%, 6/30/2013		37,760	35,305
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 7.213%, 4/12/2015		12,000	11,236
Term Loan B, LIBOR plus 3.25%, 7.213%, 4/11/2015		79,600	74,535
Buffets, Inc.:
Letter of Credit, 7.35%, 5/1/2013		14,123	5,102
Term Loan B, 10.954%, 11/1/2013		145,222	52,462
Charter Communications Operations:

Term Loan, LIBOR plus 2.0%, 5.963%, 3/6/2014	114,713	109,206
Term Loan B, LIBOR plus 3.25%, 7.213%, 4/27/2011	104,475	83,595
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 7.463%, 10/10/2014	461,513	391,305
Term Loan B3, LIBOR plus 3.5%, 7.463%, 10/10/2014	297,750	251,929
Ford Motor Co., Term Loan B, LIBOR plus 3.0%, 6.963%, 12/16/2013	49,873	33,290
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 6.213%, 9/16/2013	29,774	25,953
Golden Nugget, Term Loan, 6.68%, 6/16/2014	55,000	28,875
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.963%, 3/26/2014	2,405	2,116
Term Loan B, LIBOR plus 2.0%, 5.963%, 3/26/2014	41,161	35,924
HCA, Inc., Term Loan A1, 5.262%, 11/18/2012	162,900	144,533
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 6.213%, 5/5/2013	192,735	147,978
Term Loan C2, LIBOR plus 2.25%, 6.213%, 5/5/2013	51,441	39,496
IASIS Healthcare LLC, 8.043%, 6/15/2014	71,444	62,157
Longview Power LLC:
Demand Draw, 5.75%, 4/1/2014	14,000	12,553
Letter of Credit, 3.663%, 4/1/2014	4,000	3,587
Term Loan B, 5.125%, 4/1/2014	12,000	10,760
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 6.963%, 11/5/2014	14,925	13,721
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 6.213%, 9/30/2014	48,590	33,284
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	23,713	20,867
Term Loan B, 6.149%, 8/23/2014	23,713	20,749
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	35,433	32,102
Term Loan B, LIBOR plus 3.0%, 6.963%, 10/31/2014	113,865	103,162
Tribune Co., Term Loan B, 5.786%, 5/24/2014	88,875	46,465

		1,858,094
Sovereign Loans 0.2%
CSFB International (Exim Ukraine), 6.8%, 10/4/2012	205,000	150,941

Total Loan Participations and Assignments (Cost $2,458,423)		2,009,035
Preferred Securities 0.1%
Financials
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (e)	80,000	54,453
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	35,000	31,826

Total Preferred Securities (Cost $106,690)		86,279
	Shares	Value ($)

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	15,600	2,381
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	10	0

Total Warrants (Cost $0)		2,381
	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $67,340)	85,000	61,200

					Shares	Value ($)

Common Stocks 0.0%
Materials
GEO Specialty Chemicals, Inc.* (Cost $19,822)					2,058	1,749
Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc. :
144A, 12.0%*					10,000	65
Series AI, 144A, 12.0%					20,000	130

Total Convertible Preferred Stocks (Cost $4,191)						195
Securities Lending Collateral 6.2%
Daily Assets Fund Institutional, 2.79% (f) (g) (Cost $5,758,122)					5,758,122	5,758,122
Cash Equivalents 8.0%
Cash Management QP Trust, 2.38% (f) (Cost $7,482,727)					7,482,727	7,482,727
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $111,360,791) †					112.1	104,446,393
Other Assets and Liabilities, Net					(12.1)	(11,288,469)

Net Assets					100.0	93,157,924

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
		Maturity			Acquisition
Securities	Coupon	Date	Principal Amount		Cost ($)	Value ($)
American Color Graphics, Inc.	10.0%	6/15/2010	80,000	USD	53,888	5,600
Congoleum Corp.	8.625%	8/1/2008	125,000	USD	105,994	93,750
Quebecor World, Inc.	9.75%	1/15/2015	45,000	USD	45,000	18,225
Radnor Holdings, Inc.	11.0%	3/15/2010	25,000	USD	15,888	31
Tropicana Entertainment LLC	9.625%	12/15/2014	150,000	USD	122,979	21,000
					343,749	138,606
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

****	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $111,449,035. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $7,002,642. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $552,322 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,554,964.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $5,494,962 which is 5.9% of net assets.
(c)	Security has deferred its 6/15/2008 interest payment until 12/15/2008.
(d)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 12/31/2008. This security is deemed to be non-income producing.

(e)					Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)					At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At September 30, 2008 the Portfolio had unfunded loan commitments of $7,980 which could be extended at the option of the borrower, pursuant to the following loan agreement:
			Unfunded Loan		Unrealized
Borrower			Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015			7,980	7,491	(489)

At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	12/15/2008	24	1,957,079	1,985,139	28,060
10 Year US Treasury Note	12/19/2008	110	12,720,160	12,608,750	(111,410)
2 Year Federal Republic of Germany Bond	12/8/2008	7	1,020,345	1,028,623	8,278
United Kingdom Treasury Bond	12/29/2008	63	12,524,623	12,561,314	36,691
Total net unrealized depreciation					(38,381)

At September 30, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	12/18/2008	13	1,453,306	1,431,252	22,054
10 Year Federal Republic of Germany Bond	12/8/2008	76	12,202,213	12,311,664	(109,451)

10 Year Japanese Government Bond	12/11/2008	8	10,352,965	10,345,729	7,236
Total net unrealized depreciation					(80,161)

At September 30, 2008, open written options contracts were as follows:
Written Options		Contract Amount	Expiration Date	Strike Rate (%)	Value ($)
Call Option
Option on an interest rate swap for the obligation to receive a fixed rate of 3.12% versus the one-year LIBOR expiring on September 20, 2010		3,000,000	9/20/2009	3.12	23,922
Put Option
Option on an interest rate swap for the obligation to pay a fixed rate of 3.12% versus the one-year LIBOR expiring on September 20, 2010		3,000,000	9/20/2009	3.12	27,128
Total written options (premiums received $33,450)					51,050

At September 30, 2008, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

5/6/2008 6/20/2013	50,000[1]	Fixed — 7.25%	ARCO Chemical Co., 9.8%, 2/1/2020	8,092
7/18/2008 9/20/2013	280,000[2]	Fixed — 1.76%	CenturyTel, Inc., 6.0%, 6/21/2017	(2,057)
Total net unrealized appreciation				6,035

At September 30, 2008, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

10/3/2007 12/20/2008	50,000[3]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(6,146)
10/4/2007 12/20/2008	55,000[4]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(6,830)
10/23/2007 12/20/2008	100,000[5]	Fixed — 3.0%	General Motors Corp., 7.125%, 7/15/2013	(12,334)
10/4/2007 12/20/2008	50,000[6]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(819)
10/5/2007 12/20/2008	30,000[3]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(488)
10/23/2007 12/20/2008	110,000[5]	Fixed — 3.4%	Ford Motor Co., 6.5%, 8/1/2018	(1,727)
11/21/2007 12/20/2008	55,000[1]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	173
2/19/2008 3/20/2009	190,000[1]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	1,085

2/26/2008 3/20/2009	150,000[1]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	1,630
10/23/2007 12/20/2009	55,000[1]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018	(10,066)
12/11/2007 12/20/2009	60,000[1]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(12,123)
8/19/2008 9/20/2013	200,000[3]	Fixed — 3.0%	Expedia, Inc., 7.456%, 8/15/2018	773
10/2/2008 12/20/2013	400,000[3]	Fixed — 2.2%	Darden Restaurants, Inc., 6.0%, 8/15/2035	—
10/2/2008 12/20/2013	280,000[6]	Fixed — 1.49%	Nordstrom, Inc., 6.95%, 5/15/2028	—
Total net unrealized depreciation				(46,872)

Counterparties:
1	Merrill Lynch, Pierce, Fenner & Smith, Inc.
2	Bank of America
3	JPMorgan Chase Securities, Inc.
4	Citigroup Global Markets, Inc.
5	Morgan Stanley Co., Inc.
6	The Goldman Sachs & Co.

As of September 30, 2008, the Portfolio had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
EUR	673,400	USD	953,117	10/16/2008	3,497
EUR	51,000	USD	73,572	10/16/2008	1,653
EUR	4,000	USD	5,756	10/16/2008	115
USD	2,578,671	AUD	3,279,000	12/15/2008	3,032
USD	490,910	EUR	354,000	12/15/2008	9,064
GBP	158,000	USD	286,458	12/15/2008	4,794
USD	1,910,218	JPY	202,444,000	12/15/2008	14,455
SEK	8,658,000	USD	1,262,670	12/15/2008	11,138
EUR	2,100,000	USD	3,031,350	12/23/2008	62,722
Total unrealized appreciation					110,470
				Settlement	Unrealized

Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	46,142	EUR	31,600	10/16/2008	(1,580)
USD	17,333	EUR	12,000	10/16/2008	(411)
CHF	3,807,000	USD	3,345,343	12/15/2008	(66,207)
CAD	682,000	USD	635,409	12/15/2008	(6,972)
USD	5,781,802	NOK	33,936,000	12/15/2008	(32,666)
USD	6,711,292	SGD	9,559,000	12/15/2008	(34,194)
USD	848,750	EUR	600,000	12/23/2008	(570)
Total unrealized depreciation					(142,600)

Currency Abbreviations
ARS	Argentina Peso	GBP	British Pound
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's investments. Please see below for information on the Portfolio’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Options at Value	Other Financial Instruments††
Level 1	$ 13,240,849	$ -	$ (118,542)
Level 2	91,014,462	51,050	(73,456)
Level 3	191,082	-	-
Total	$ 104,446,393	$ 51,050	$ (191,998)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at September 30, 2008.

Investments in Securities
Balance as of January 1, 2008	$ 236,208
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(48,127)
Amortization Premium/Discount	223
Net purchases (sales)	2,778
Net transfers in (out) of Level 3	-
Balance as of September 30, 2008	$ 191,082

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Portfolio’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Technology VIP

	Shares	Value ($)

Common Stocks 97.7%
Consumer Discretionary 1.8%
Media
Focus Media Holding Ltd. (ADR)* (a)	25,300	721,303
Grupo Televisa SA (ADR)	43,100	942,597

		1,663,900
Financials 0.6%
Real Estate Investment Trusts
DuPont Fabros Technology, Inc. (REIT) (a)	37,100	565,775
Industrials 1.7%
Electrical Equipment 0.9%
First Solar, Inc.*	2,700	510,057
Yingli Green Energy Holding Co., Ltd. (ADR)* (a)	26,100	287,622

		797,679
Professional Services 0.8%
Manpower, Inc.	18,100	781,196
Information Technology 93.6%
Communications Equipment 24.2%
Ciena Corp.* (a)	61,000	614,880
Cisco Systems, Inc.*	163,900	3,697,584
F5 Networks, Inc.*	25,000	584,500
Foundry Networks, Inc.*	156,100	2,842,581
Harris Corp.	11,700	540,540
Infinera Corp.* (a)	28,500	272,460
Juniper Networks, Inc.* (a)	138,600	2,920,302
Nokia Oyj (ADR)	114,500	2,135,425
Nortel Networks Corp.* (a)	15,505	34,731
Polycom, Inc.* (a)	146,100	3,379,293
QUALCOMM, Inc.	84,816	3,644,544
Research In Motion Ltd.*	18,900	1,290,870
Sonus Networks, Inc.* (a)	250,300	720,864

		22,678,574
Computers & Peripherals 15.1%
Apple, Inc.*	27,000	3,068,820
Asustek Computer, Inc.	290,660	577,049
Dell, Inc.*	46,800	771,264
EMC Corp.*	74,400	889,824
Hewlett-Packard Co.	59,800	2,765,152
International Business Machines Corp.	33,200	3,883,072
SanDisk Corp.* (a)	22,200	434,010
Seagate Technology	42,800	518,736
Synaptics, Inc.* (a)	43,350	1,310,037

		14,217,964

Electronic Equipment, Instruments & Components 1.3%
Hon Hai Precision Industry Co., Ltd.	349,876	1,244,858
Internet Software & Services 11.1%
eBay, Inc.*	81,700	1,828,446
Google, Inc. "A"*	15,200	6,087,904
SINA Corp.*	13,800	485,760
Yahoo!, Inc.*	115,100	1,991,230

		10,393,340
IT Services 5.1%
Cognizant Technology Solutions Corp. "A"*	52,200	1,191,726
Fiserv, Inc.* (a)	28,500	1,348,620
Global Payments, Inc. (a)	27,900	1,251,594
MasterCard, Inc. "A" (a)	2,200	390,126
Visa, Inc. "A"	10,300	632,317

		4,814,383
Semiconductors & Semiconductor Equipment 20.0%
Advanced Semiconductor Engineering, Inc.	1,159,264	591,562
Applied Materials, Inc.	29,200	441,796
ASML Holding NV (NY Registered Shares)	31,500	554,715
Atheros Communications* (a)	31,900	752,202
Broadcom Corp. "A"* (a)	65,200	1,214,676
Cymer, Inc.* (a)	17,500	443,275
FormFactor, Inc.* (a)	22,100	384,982
Integrated Device Technology, Inc.*	54,400	423,232
Intel Corp. (a)	222,889	4,174,711
Intersil Corp. "A"	35,900	595,222
KLA-Tencor Corp. (a)	21,700	686,805
Marvell Technology Group Ltd.*	67,500	627,750
MediaTek, Inc.	58,287	608,678
MEMC Electronic Materials, Inc.*	8,900	251,514
Microchip Technology, Inc. (a)	56,500	1,662,795
Microsemi Corp.* (a)	29,100	741,468
MKS Instruments, Inc.*	12,400	246,884
National Semiconductor Corp.	66,100	1,137,581
NVIDIA Corp.*	59,650	638,851
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	58,607	549,148
Texas Instruments, Inc.	72,500	1,558,750
Varian Semiconductor Equipment Associates, Inc.* (a)	20,400	512,448

		18,799,045
Software 16.8%
Activision Blizzard, Inc.*	132,600	2,046,018
Adobe Systems, Inc.*	60,400	2,383,988
Citrix Systems, Inc.* (a)	71,700	1,811,142
Electronic Arts, Inc.*	31,000	1,146,690
Informatica Corp.*	40,400	524,796
McAfee, Inc.*	17,300	587,508
Microsoft Corp.	120,500	3,216,145
Nintendo Co., Ltd.	1,300	541,171
Oracle Corp.*	75,300	1,529,343
Salesforce.com, Inc.* (a)	6,900	333,960
Symantec Corp.*	63,000	1,233,540
VanceInfo Technologies Inc. (ADR)*	50,400	366,912

		15,721,213

Total Common Stocks (Cost $97,240,871)		91,677,927

Securities Lending Collateral 21.4%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $20,079,639)	20,079,639	20,079,639
Cash Equivalents 0.7%
Cash Management QP Trust, 2.38% (b) (Cost $687,549)	687,549	687,549
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $118,008,059) †	119.8	112,445,115
Other Assets and Liabilities, Net	(19.8)	(18,607,158)

Net Assets	100.0	93,837,957

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $126,301,120. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $13,856,005. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,815,905 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,671,910.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $20,054,509 which is 21.4% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 108,881,798
Level 2	3,563,317
Level 3	-
Total	$ 112,445,115

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 101.1%
Consumer Discretionary 18.4%
Automobiles 1.2%
Harley-Davidson, Inc. (a)	27,450	1,023,885
Diversified Consumer Services 0.4%
Apollo Group, Inc. "A"*	6,110	362,323
Hotels Restaurants & Leisure 3.8%
MGM MIRAGE* (a)	21,210	604,485
WMS Industries, Inc.* (a)	43,365	1,325,668
Wynn Resorts Ltd. (a)	15,590	1,272,768

		3,202,921
Household Durables 1.7%
Pulte Homes, Inc. (a)	51,520	719,734
Toll Brothers, Inc.* (a)	28,070	708,206

		1,427,940
Media 0.7%
Cablevision Systems Corp. (New York Group) "A"	24,980	628,497
Multiline Retail 2.3%
Big Lots, Inc.* (a)	20,240	563,279
Kohl's Corp.*	31,080	1,432,167

		1,995,446
Specialty Retail 5.9%
GameStop Corp. "A"*	19,750	675,647
Guess?, Inc.	35,350	1,229,826
Staples, Inc.	47,860	1,076,850
The Sherwin-Williams Co. (a)	14,880	850,541
Urban Outfitters, Inc.* (a)	35,880	1,143,496

		4,976,360
Textiles, Apparel & Luxury Goods 2.4%
Deckers Outdoor Corp.* (a)	7,170	746,254
Lululemon Athletica, Inc.* (a)	22,130	509,654
The Warnaco Group, Inc.*	16,350	740,491

		1,996,399
Consumer Staples 4.1%
Food Products 0.9%
McCormick & Co., Inc.	19,300	742,085
Household Products 1.0%
Clorox Co.	13,180	826,254
Personal Products 2.2%
Alberto-Culver Co.	29,710	809,300
Estee Lauder Companies, Inc. "A"	21,950	1,095,525

		1,904,825

Energy 9.8%
Energy Equipment & Services 4.5%
Cameron International Corp.*	26,150	1,007,821
Diamond Offshore Drilling, Inc. (a)	7,920	816,235
Dresser-Rand Group, Inc.*	23,720	746,468
Smith International, Inc.	21,310	1,249,619

		3,820,143
Oil, Gas & Consumable Fuels 5.3%
Alpha Natural Resources, Inc.*	8,190	421,212
CONSOL Energy, Inc.	16,590	761,315
Continental Resources, Inc.* (a)	15,800	619,834
Range Resources Corp.	19,244	824,990
Southwestern Energy Co.*	24,850	758,919
Sunoco, Inc.	19,840	705,907
Walter Industries, Inc.	7,930	376,279

		4,468,456
Financials 8.3%
Capital Markets 4.1%
Lazard Ltd. "A"	12,420	531,076
Northern Trust Corp.	19,500	1,407,900
T. Rowe Price Group, Inc. (a)	28,140	1,511,400

		3,450,376
Insurance 1.4%
Aon Corp.	26,920	1,210,323
Real Estate Investment Trusts 1.2%
Public Storage (REIT)	10,440	1,033,664
Thrifts & Mortgage Finance 1.6%
Hudson City Bancorp., Inc.	73,780	1,361,241
Health Care 13.7%
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.*	24,100	947,130
Myriad Genetics, Inc.* (a)	7,460	484,005
United Therapeutics Corp.*	8,000	841,360

		2,272,495
Health Care Equipment & Supplies 3.0%
Beckman Coulter, Inc.	8,360	593,476
DENTSPLY International, Inc.	21,760	816,870
Intuitive Surgical, Inc.*	4,880	1,175,983

		2,586,329
Health Care Providers & Services 3.5%
Express Scripts, Inc.*	28,980	2,139,303
Henry Schein, Inc.*	15,570	838,289

		2,977,592
Life Sciences Tools & Services 3.6%
Charles River Laboratories International, Inc.*	13,610	755,764
Covance, Inc.* (a)	14,420	1,274,872
Illumina, Inc.* (a)	25,840	1,047,295

		3,077,931
Pharmaceuticals 0.9%
Allergan, Inc.	14,660	754,990
Industrials 16.6%
Commercial Services & Supplies 3.2%
Clean Harbors, Inc.*	11,270	761,288

Covanta Holding Corp.*	32,520	778,529
Stericycle, Inc.*	19,270	1,135,196

		2,675,013
Construction & Engineering 2.2%
Fluor Corp.	15,170	844,969
Quanta Services, Inc.* (a)	38,570	1,041,776

		1,886,745
Electrical Equipment 2.7%
AMETEK, Inc.	25,610	1,044,119
SunPower Corp. "A"* (a)	17,260	1,224,252

		2,268,371
Machinery 4.1%
AGCO Corp.*	15,120	644,263
Cummins, Inc.	24,860	1,086,879
Flowserve Corp.	8,540	758,096
Pentair, Inc. (a)	10,510	363,331
SPX Corp. (a)	8,710	670,670

		3,523,239
Professional Services 2.8%
FTI Consulting, Inc.*	20,530	1,483,087
Robert Half International, Inc. (a)	36,110	893,723

		2,376,810
Road & Rail 1.6%
J.B. Hunt Transport Services, Inc. (a)	21,960	732,805
Kansas City Southern* (a)	14,390	638,341

		1,371,146
Information Technology 22.9%
Communications Equipment 3.8%
F5 Networks, Inc.* (a)	48,770	1,140,243
Juniper Networks, Inc.*	70,950	1,494,916
Polycom, Inc.*	26,660	616,646

		3,251,805
Internet Software & Services 3.3%
Baidu.com, Inc. (ADR)* (a)	3,060	759,584
Omniture, Inc.* (a)	57,060	1,047,622
VistaPrint Ltd.* (a)	30,930	1,015,741

		2,822,947
IT Services 1.7%
Fiserv, Inc.* (a)	29,260	1,384,583
Semiconductors & Semiconductor Equipment 8.8%
Altera Corp.	77,260	1,597,737
Atheros Communications* (a)	51,800	1,221,444
Broadcom Corp. "A"*	53,060	988,508
Cavium Networks, Inc.* (a)	39,450	555,456
Lam Research Corp.*	29,630	933,048
PMC-Sierra, Inc.* (a)	157,340	1,167,463
Varian Semiconductor Equipment Associates, Inc.* (a)	40,460	1,016,355

		7,480,011
Software 5.3%
Activision Blizzard, Inc.*	80,240	1,238,103
Concur Technologies, Inc.* (a)	9,510	363,853
McAfee, Inc.*	55,600	1,888,176

Salesforce.com, Inc.*	21,180	1,025,112

		4,515,244
Materials 4.5%
Chemicals 2.7%
Airgas, Inc.	19,400	963,210
Ecolab, Inc.	13,180	639,494
Sigma-Aldrich Corp.	12,770	669,403

		2,272,107
Containers & Packaging 1.8%
Pactiv Corp.*	36,240	899,839
Temple-Inland, Inc. (a)	41,100	627,186

		1,527,025
Telecommunication Services 1.2%
Wireless Telecommunication Services
NII Holdings, Inc.*	25,920	982,886
Utilities 1.6%
Electric Utilities 1.1%
PPL Corp.	26,240	971,405
Gas Utilities 0.5%
Questar Corp.	9,590	392,423

Total Common Stocks (Cost $87,143,151)		85,802,235
Securities Lending Collateral 30.1%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $25,606,832)	25,606,832	25,606,832
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $112,749,983) †	131.2	111,409,067
Notes Payable	(0.2)	(200,000)
Other Assets and Liabilities, Net	(31.0)	(26,314,405)

Net Assets	100.0	84,894,662

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $112,876,200. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $1,467,133. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,677,997 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,145,130.

(a)

All or a portion of these securities were on loan amounting to $25,899,682. In addition, included in other assets and liabilities, net are pending sales, amounting to $110,781, that are also on loan. The value of all securities loaned at September 30, 2008 amounted to $26,010,463 which is 30.6% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 111,409,067
Level 2	-
Level 3	-
Total	$ 111,409,067

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008